UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04000

CALVERT VARIABLE PRODUCTS, INC.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(202) 238-2200
(Registrant’s Telephone Number)

December 31
Date of Fiscal Year End

December 31, 2018
Date of Reporting Period

____________________________________________________________________________________

Item 1. Reports to Stockholders

Calvert VP S&P 500 Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP EAFE International Index Portfolio
Calvert VP Volatility Managed Moderate Portfolio
Calvert VP Volatility Managed Moderate Growth Portfolio
Calvert VP Volatility Managed Growth Portfolio
Calvert VP Nasdaq 100 Index Portfolio

Calvert VP S&P 500 Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Annual Report December 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Federal Tax Information
34	Management and Organization
36	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.
U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.
In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.
U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.
Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.
For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Investment Strategy
As an index fund, Calvert VP S&P 500 Index Portfolio (the Fund) seeks to replicate, as closely as possible, the holdings and match the performance of the S&P 500® Index (the Index). The Fund seeks to accomplish this by employing a passive management approach and holding each constituent of the Index in approximately the same proportion as the Index. Cash holdings may gain exposure to the Index via futures contracts, allowing the Fund’s assets to be fully invested.
Fund Performance
For the 12-month period ended December 31, 2018, the Fund returned -4.74% at net asset value (NAV). By comparison, the Fund’s benchmark, the Index, returned -4.38% for the same period. The Index is unmanaged and returns do not reflect any fees and operating expenses.
Large-cap stocks outperformed mid-cap and small-cap stocks during the period. Index returns were generally weak, with eight of the 11 market sectors having negative returns for the period. Health care, utilities, and consumer discretionary were the only three sectors with positive returns. The energy and materials sectors, with relatively small Index weights, had the largest losses during the period.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Fund at NAV	12/29/1995	12/29/1995	-4.74%	8.09%	12.70%

S&P 500® Index	—	—	-4.38%	8.49%	13.11%

% Total Annual Operating Expense Ratios[4]
Gross					0.40%
Net					0.28

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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FUND PROFILE

SECTOR ALLOCATION (% of total investments)		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	19.9%	Microsoft Corp.	3.6%
Health Care	15.3%	Apple, Inc.	3.3%
Financials	13.2%	Amazon.com, Inc.	2.8%
Communication Services	10.0%	Berkshire Hathaway, Inc., Class B	1.8%
Consumer Discretionary	9.8%	Johnson & Johnson	1.6%
Industrials	9.1%	JPMorgan Chase & Co.	1.5%
Consumer Staples	7.3%	Alphabet, Inc., Class C	1.5%
Energy	5.3%	Facebook, Inc., Class A	1.4%
Utilities	3.3%	Alphabet, Inc., Class A	1.4%
Real Estate	2.9%	Exxon Mobil Corp.	1.3%
Materials	2.7%	Total	20.2%
Exchange-Traded Funds	0.9%
U.S. Treasury Obligations	0.3%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

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Endnotes and Additional Disclosures
1 The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

3 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment

Management, Inc.

4 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

5 Excludes cash and cash equivalents.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
	$1,000.00	$929.70	$1.36**	0.28%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.79	$1.43**	0.28%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	SHARES	VALUE ($)
COMMON STOCKS - 96.4%
Aerospace & Defense - 2.4%
Arconic, Inc.	8,087	136,347
Boeing Co. (The)	9,479	3,056,978
General Dynamics Corp.	4,915	772,687
Harris Corp.	2,162	291,113
Huntington Ingalls Industries, Inc.	796	151,487
L3 Technologies, Inc.	1,382	239,998
Lockheed Martin Corp.	4,437	1,161,784
Northrop Grumman Corp.	3,073	752,578
Raytheon Co.	5,034	771,964
Textron, Inc.	4,384	201,620
TransDigm Group, Inc. (1)	854	290,411
United Technologies Corp.	14,552	1,549,497
		9,376,464

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,445	205,600
Expeditors International of Washington, Inc.	3,077	209,513
FedEx Corp.	4,293	692,590
United Parcel Service, Inc., Class B	12,466	1,215,809
		2,323,512

Airlines - 0.4%
Alaska Air Group, Inc.	2,341	142,450
American Airlines Group, Inc. (2)	7,586	243,586
Delta Air Lines, Inc.	11,102	553,990
Southwest Airlines Co.	9,101	423,015
United Continental Holdings, Inc. (1)	4,041	338,353
		1,701,394

Auto Components - 0.1%
Aptiv plc	4,821	296,829
BorgWarner, Inc.	3,767	130,866
Goodyear Tire & Rubber Co. (The)	4,367	89,130
		516,825

Automobiles - 0.4%
Ford Motor Co.	69,086	528,508
General Motors Co.	23,155	774,535
Harley-Davidson, Inc.	3,206	109,388
		1,412,431

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Banks - 5.5%
Bank of America Corp.	163,659	4,032,558
BB&T Corp.	13,667	592,054
Citigroup, Inc.	43,790	2,279,707
Citizens Financial Group, Inc.	8,399	249,702
Comerica, Inc.	2,881	197,896
Fifth Third Bancorp	11,759	276,689
First Republic Bank	2,900	252,010
Huntington Bancshares, Inc.	19,486	232,273
JPMorgan Chase & Co.	59,720	5,829,866
KeyCorp	19,331	285,712
M&T Bank Corp.	2,537	363,121
People’s United Financial, Inc.	6,516	94,026
PNC Financial Services Group, Inc. (The)	8,194	957,961
Regions Financial Corp.	18,417	246,420
SunTrust Banks, Inc.	8,131	410,128
SVB Financial Group (1)	939	178,335
U.S. Bancorp	27,023	1,234,951
Wells Fargo & Co.	75,965	3,500,467
Zions BanCorp NA	3,431	139,779
		21,353,655

Beverages - 1.8%
Brown-Forman Corp., Class B	3,095	147,260
Coca-Cola Co. (The)	68,691	3,252,519
Constellation Brands, Inc., Class A	2,962	476,349
Molson Coors Brewing Co., Class B	3,520	197,683
Monster Beverage Corp. (1)	7,020	345,525
PepsiCo, Inc.	25,311	2,796,359
		7,215,695

Biotechnology - 2.5%
AbbVie, Inc.	26,907	2,480,556
Alexion Pharmaceuticals, Inc. (1)	3,933	382,917
Amgen, Inc.	11,402	2,219,627
Biogen, Inc. (1)	3,613	1,087,224
Celgene Corp. (1)	12,412	795,485
Gilead Sciences, Inc.	23,196	1,450,910
Incyte Corp. (1)	3,114	198,019
Regeneron Pharmaceuticals, Inc. (1)	1,367	510,575
Vertex Pharmaceuticals, Inc. (1)	4,510	747,352
		9,872,665

Building Products - 0.3%
A.O. Smith Corp.	2,717	116,016
Allegion plc	1,812	144,435

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fortune Brands Home & Security, Inc.	2,616	99,382
Johnson Controls International plc	16,322	483,947
Masco Corp.	5,426	158,656
		1,002,436

Capital Markets - 2.7%
Affiliated Managers Group, Inc.	1,037	101,045
Ameriprise Financial, Inc.	2,503	261,238
Bank of New York Mellon Corp. (The)	16,234	764,134
BlackRock, Inc.	2,168	851,634
Cboe Global Markets, Inc.	1,973	193,018
Charles Schwab Corp. (The)	21,220	881,267
CME Group, Inc.	6,415	1,206,790
E*Trade Financial Corp.	4,805	210,843
Franklin Resources, Inc.	5,614	166,511
Goldman Sachs Group, Inc. (The)	6,196	1,035,042
Intercontinental Exchange, Inc.	10,119	762,264
Invesco Ltd.	7,750	129,735
Moody’s Corp.	3,040	425,722
Morgan Stanley	23,401	927,850
MSCI, Inc.	1,621	238,984
Nasdaq, Inc.	2,032	165,750
Northern Trust Corp.	3,940	329,345
Raymond James Financial, Inc.	2,473	184,016
S&P Global, Inc.	4,438	754,194
State Street Corp.	6,696	422,317
T. Rowe Price Group, Inc.	4,409	407,039
		10,418,738

Chemicals - 2.0%
Air Products & Chemicals, Inc.	3,870	619,394
Albemarle Corp. (2)	1,914	147,512
Celanese Corp.	2,398	215,748
CF Industries Holdings, Inc.	4,120	179,261
DowDuPont, Inc.	40,983	2,191,771
Eastman Chemical Co.	2,493	182,263
Ecolab, Inc.	4,487	661,160
FMC Corp.	2,376	175,729
International Flavors & Fragrances, Inc.	1,867	250,682
Linde plc	9,881	1,541,831
LyondellBasell Industries NV, Class A	5,634	468,523
Mosaic Co. (The)	6,258	182,796
PPG Industries, Inc.	4,271	436,624
Sherwin-Williams Co. (The)	1,450	570,517
		7,823,811

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Commercial Services & Supplies - 0.4%
Cintas Corp.	1,519	255,177
Copart, Inc. (1)	3,607	172,343
Republic Services, Inc.	3,847	277,330
Rollins, Inc.	2,850	102,885
Waste Management, Inc.	6,960	619,370
		1,427,105

Communications Equipment - 1.1%
Arista Networks, Inc. (1)	948	199,744
Cisco Systems, Inc.	80,617	3,493,135
F5 Networks, Inc. (1)	1,073	173,858
Juniper Networks, Inc.	6,539	175,964
Motorola Solutions, Inc.	2,952	339,598
		4,382,299

Construction & Engineering - 0.1%
Fluor Corp.	2,663	85,748
Jacobs Engineering Group, Inc.	2,104	123,000
Quanta Services, Inc.	2,927	88,103
		296,851

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (2)	1,112	191,120
Vulcan Materials Co.	2,334	230,599
		421,719

Consumer Finance - 0.6%
American Express Co.	12,460	1,187,687
Capital One Financial Corp.	8,443	638,206
Discover Financial Services	6,047	356,652
Synchrony Financial	12,025	282,107
		2,464,652

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,674	150,375
Ball Corp. (2)	6,316	290,410
International Paper Co.	7,215	291,197
Packaging Corp. of America	1,800	150,228
Sealed Air Corp. (2)	3,186	111,000
WestRock Co.	4,502	169,996
		1,163,206

Distributors - 0.1%
Genuine Parts Co.	2,590	248,692
LKQ Corp. (1)	5,893	139,841
		388,533

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Consumer Services - 0.0% (3)
H&R Block, Inc.	3,979	100,947

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B (1)	34,883	7,122,411
Jefferies Financial Group, Inc.	5,326	92,459
		7,214,870

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	130,501	3,724,498
CenturyLink, Inc.	17,457	264,474
Verizon Communications, Inc.	74,091	4,165,396
		8,154,368

Electric Utilities - 2.0%
Alliant Energy Corp.	4,404	186,069
American Electric Power Co., Inc.	8,699	650,163
Duke Energy Corp.	12,783	1,103,173
Edison International	5,932	336,760
Entergy Corp.	3,192	274,735
Evergy, Inc.	4,724	268,181
Eversource Energy	5,770	375,281
Exelon Corp.	17,045	768,730
FirstEnergy Corp. (2)	8,926	335,171
NextEra Energy, Inc.	8,570	1,489,637
PG&E Corp. (1)	9,403	223,321
Pinnacle West Capital Corp.	2,128	181,306
PPL Corp.	12,914	365,854
Southern Co. (The)	18,449	810,280
Xcel Energy, Inc.	9,265	456,487
		7,825,148

Electrical Equipment - 0.5%
AMETEK, Inc.	4,092	277,029
Eaton Corp. plc	7,646	524,974
Emerson Electric Co.	11,091	662,687
Rockwell Automation, Inc.	2,174	327,144
		1,791,834

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	5,300	429,406
Corning, Inc.	14,294	431,822
FLIR Systems, Inc.	2,498	108,763
IPG Photonics Corp. (1)(2)	704	79,756
Keysight Technologies, Inc. (1)	3,500	217,280
TE Connectivity Ltd.	6,149	465,049
		1,732,076

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co.	8,982	193,113
Halliburton Co.	15,528	412,734
Helmerich & Payne, Inc.	1,982	95,017
National Oilwell Varco, Inc.	6,752	173,527
Schlumberger Ltd.	24,826	895,722
TechnipFMC plc	7,847	153,644
		1,923,757

Entertainment - 2.0%
Activision Blizzard, Inc.	13,454	626,553
Electronic Arts, Inc. (1)	5,379	424,457
Netflix, Inc. (1)	7,819	2,092,834
Take-Two Interactive Software, Inc. (1)	2,009	206,806
Twenty-First Century Fox, Inc., Class A	18,953	912,018
Twenty-First Century Fox, Inc., Class B	8,596	410,717
Viacom, Inc., Class B	6,237	160,291
Walt Disney Co. (The)	26,693	2,926,887
		7,760,563

Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	1,927	222,067
American Tower Corp.	7,898	1,249,385
Apartment Investment & Management Co., Class A	2,947	129,314
AvalonBay Communities, Inc.	2,516	437,910
Boston Properties, Inc.	2,811	316,378
Crown Castle International Corp.	7,321	795,280
Digital Realty Trust, Inc.	3,750	399,563
Duke Realty Corp.	6,687	173,193
Equinix, Inc.	1,403	494,642
Equity Residential	6,704	442,531
Essex Property Trust, Inc.	1,166	285,915
Extra Space Storage, Inc.	2,232	201,951
Federal Realty Investment Trust	1,393	164,430
HCP, Inc.	8,291	231,568
Host Hotels & Resorts, Inc.	13,088	218,177
Iron Mountain, Inc.	5,271	170,833
Kimco Realty Corp. (2)	7,958	116,585
Macerich Co. (The)	2,033	87,988
Mid-America Apartment Communities, Inc.	2,131	203,937
Prologis, Inc.	11,109	652,320
Public Storage	2,644	535,172
Realty Income Corp.	5,118	322,639
Regency Centers Corp.	3,112	182,612
SBA Communications Corp. (1)	2,097	339,483
Simon Property Group, Inc.	5,457	916,721
SL Green Realty Corp.	1,528	120,834

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
UDR, Inc.	4,724	187,165
Ventas, Inc.	6,488	380,132
Vornado Realty Trust	3,055	189,502
Welltower, Inc.	6,773	470,114
Weyerhaeuser Co.	13,784	301,318
		10,939,659

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	7,857	1,600,549
Kroger Co. (The)	14,059	386,622
Sysco Corp.	8,439	528,788
Walgreens Boots Alliance, Inc.	14,415	984,977
Walmart, Inc.	25,485	2,373,928
		5,874,864

Food Products - 1.1%
Archer-Daniels-Midland Co.	10,182	417,157
Campbell Soup Co. (2)	3,662	120,809
Conagra Brands, Inc.	8,545	182,521
General Mills, Inc.	10,795	420,357
Hershey Co. (The)	2,467	264,413
Hormel Foods Corp. (2)	4,798	204,779
J. M. Smucker Co. (The)	2,007	187,634
Kellogg Co.	4,466	254,607
Kraft Heinz Co. (The)	10,973	472,278
Lamb Weston Holdings, Inc.	2,800	205,968
McCormick & Co., Inc.	2,140	297,974
Mondelez International, Inc., Class A	25,880	1,035,976
Tyson Foods, Inc., Class A	5,222	278,855
		4,343,328

Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	31,493	2,277,889
ABIOMED, Inc. (1)	800	260,032
Align Technology, Inc. (1)	1,313	274,982
Baxter International, Inc.	8,970	590,405
Becton Dickinson and Co.	4,810	1,083,789
Boston Scientific Corp. (1)	24,405	862,473
Cooper Cos., Inc. (The)	867	220,651
Danaher Corp.	11,060	1,140,507
DENTSPLY SIRONA, Inc.	3,924	146,012
Edwards Lifesciences Corp. (1)	3,695	565,963
Hologic, Inc. (1)	5,113	210,144
IDEXX Laboratories, Inc. (1)	1,582	294,284
Intuitive Surgical, Inc. (1)	2,048	980,828
Medtronic plc	23,998	2,182,858
ResMed, Inc.	2,519	286,839

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Stryker Corp.	5,478	858,676
Varian Medical Systems, Inc. (1)	1,616	183,109
Zimmer Holdings, Inc.	3,701	383,868
		12,803,309

Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	2,825	210,180
Anthem, Inc.	4,587	1,204,684
Cardinal Health, Inc.	5,342	238,253
Centene Corp. (1)	3,622	417,617
Cigna Corp. (1)	6,810	1,293,358
CVS Health Corp.	22,981	1,505,715
DaVita, Inc. (1)	2,330	119,902
HCA Healthcare, Inc.	4,763	592,755
Henry Schein, Inc. (1)(2)	2,702	212,161
Humana, Inc.	2,431	696,433
Laboratory Corp. of America Holdings (1)	1,798	227,195
McKesson Corp.	3,525	389,407
Quest Diagnostics, Inc.	2,412	200,847
UnitedHealth Group, Inc.	17,250	4,297,320
Universal Health Services, Inc., Class B	1,519	177,055
WellCare Health Plans, Inc. (1)	882	208,231
		11,991,113

Health Care Technology - 0.1%
Cerner Corp. (1)	6,042	316,842

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	7,116	350,819
Chipotle Mexican Grill, Inc. (1)	432	186,533
Darden Restaurants, Inc.	2,190	218,694
Hilton Worldwide Holdings, Inc.	5,262	377,812
Marriott International, Inc., Class A	5,082	551,702
McDonald’s Corp.	13,781	2,447,092
MGM Resorts International	9,124	221,348
Norwegian Cruise Line Holdings Ltd. (1)	3,872	164,134
Royal Caribbean Cruises Ltd.	3,084	301,584
Starbucks Corp.	22,053	1,420,213
Wynn Resorts Ltd.	1,796	177,642
Yum! Brands, Inc.	5,600	514,752
		6,932,325

Household Durables - 0.3%
D.R. Horton, Inc.	6,055	209,866
Garmin Ltd.	2,106	133,352
Leggett & Platt, Inc. (2)	2,459	88,131
Lennar Corp., Class A	5,198	203,502

14 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mohawk Industries, Inc. (1)	1,204	140,820
Newell Brands, Inc. (2)	7,984	148,422
PulteGroup, Inc.	5,017	130,392
Whirlpool Corp.	1,209	129,206
		1,183,691

Household Products - 1.6%
Church & Dwight Co., Inc.	4,331	284,807
Clorox Co. (The)	2,260	348,356
Colgate-Palmolive Co.	15,313	911,430
Kimberly-Clark Corp.	6,135	699,022
Procter & Gamble Co. (The)	44,673	4,106,342
		6,349,957

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	12,573	181,806
NRG Energy, Inc.	5,355	212,058
		393,864

Industrial Conglomerates - 1.4%
3M Co.	10,427	1,986,761
General Electric Co.	155,965	1,180,655
Honeywell International, Inc.	13,274	1,753,761
Roper Technologies, Inc.	1,824	486,132
		5,407,309

Insurance - 2.3%
Aflac, Inc.	13,549	617,292
Allstate Corp. (The)	6,110	504,869
American International Group, Inc.	15,678	617,870
Aon plc	4,282	622,432
Arthur J. Gallagher & Co.	3,223	237,535
Assurant, Inc.	931	83,269
Brighthouse Financial, Inc. (1)	2,259	68,854
Chubb Ltd.	8,175	1,056,047
Cincinnati Financial Corp.	2,841	219,950
Everest Re Group Ltd.	768	167,240
Hartford Financial Services Group, Inc. (The)	6,325	281,146
Lincoln National Corp.	3,824	196,209
Loews Corp.	5,107	232,471
Marsh & McLennan Cos., Inc.	8,911	710,652
MetLife, Inc.	17,556	720,849
Principal Financial Group, Inc.	4,849	214,180
Progressive Corp. (The)	10,290	620,796
Prudential Financial, Inc.	7,359	600,127
Torchmark Corp.	1,978	147,420

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Travelers Cos., Inc. (The)	4,724	565,699
Unum Group	4,212	123,749
Willis Towers Watson plc	2,308	350,493
		8,959,149

Interactive Media & Services - 4.4%
Alphabet, Inc., Class A (1)	5,361	5,602,031
Alphabet, Inc., Class C (1)	5,517	5,713,460
Facebook, Inc., Class A (1)	43,078	5,647,095
TripAdvisor, Inc. (1)	1,951	105,237
Twitter, Inc. (1)	12,705	365,142
		17,432,965

Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (1)	7,365	11,062,009
Booking Holdings, Inc. (1)	838	1,443,388
eBay, Inc. (1)	16,229	455,548
Expedia Group, Inc.	2,201	247,943
		13,208,888

IT Services - 4.6%
Accenture plc, Class A	11,430	1,611,744
Akamai Technologies, Inc. (1)	2,991	182,690
Alliance Data Systems Corp.	834	125,167
Automatic Data Processing, Inc.	7,849	1,029,161
Broadridge Financial Solutions, Inc.	2,053	197,601
Cognizant Technology Solutions Corp., Class A	10,239	649,972
DXC Technology Co.	5,185	275,686
Fidelity National Information Services, Inc.	5,803	595,098
Fiserv, Inc. (1)	7,146	525,160
FleetCor Technologies, Inc. (1)	1,623	301,424
Gartner, Inc. (1)(2)	1,603	204,928
Global Payments, Inc.	2,905	299,593
International Business Machines Corp.	16,296	1,852,366
Jack Henry & Associates, Inc.	1,400	177,128
MasterCard, Inc., Class A	16,293	3,073,674
Paychex, Inc.	5,822	379,303
PayPal Holdings, Inc. (1)	21,129	1,776,738
Total System Services, Inc.	2,962	240,781
VeriSign, Inc. (1)	1,970	292,131
Visa, Inc., Class A	31,493	4,155,186
Western Union Co. (The) (2)	8,629	147,211
		18,092,742

16 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leisure Products - 0.1%
Hasbro, Inc.	2,129	172,981
Mattel, Inc. (1)(2)	6,073	60,670
		233,651

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	5,826	393,022
Illumina, Inc. (1)	2,594	778,018
IQVIA Holdings, Inc. (1)	2,947	342,353
Mettler-Toledo International, Inc. (1)	445	251,683
PerkinElmer, Inc. (2)	2,103	165,191
Thermo Fisher Scientific, Inc.	7,219	1,615,540
Waters Corp. (1)	1,415	266,940
		3,812,747

Machinery - 1.5%
Caterpillar, Inc.	10,488	1,332,710
Cummins, Inc.	2,651	354,280
Deere & Co.	5,677	846,838
Dover Corp.	2,713	192,487
Flowserve Corp.	2,403	91,362
Fortive Corp. (2)	5,270	356,568
Illinois Tool Works, Inc.	5,445	689,827
Ingersoll-Rand plc	4,329	394,935
PACCAR, Inc.	6,406	366,039
Parker-Hannifin Corp.	2,421	361,068
Pentair plc	3,153	119,120
Snap-on, Inc.	1,080	156,913
Stanley Black & Decker, Inc.	2,810	336,470
Xylem, Inc.	3,170	211,502
		5,810,119

Media - 1.2%
CBS Corp., Class B	6,218	271,851
Charter Communications, Inc., Class A (1)	3,151	897,941
Comcast Corp., Class A	81,166	2,763,702
Discovery, Inc., Class A (1)(2)	2,923	72,315
Discovery, Inc., Class C (1)	6,463	149,166
DISH Network Corp., Class A (1)	4,169	104,100
Interpublic Group of Cos., Inc. (The)	7,221	148,969
News Corp., Class A	6,766	76,794
News Corp., Class B	2,023	23,366
Omnicom Group, Inc. (2)	4,138	303,067
		4,811,271

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	26,612	274,370
Newmont Mining Corp.	9,714	336,590
Nucor Corp.	5,792	300,083
		911,043

Multi-Utilities - 1.0%
Ameren Corp.	4,307	280,945
CenterPoint Energy, Inc.	9,125	257,599
CMS Energy Corp.	4,999	248,200
Consolidated Edison, Inc.	5,658	432,611
Dominion Energy, Inc.	11,771	841,156
DTE Energy Co.	3,208	353,842
NiSource, Inc.	6,143	155,725
Public Service Enterprise Group, Inc.	8,917	464,130
SCANA Corp.	2,517	120,262
Sempra Energy	4,826	522,125
WEC Energy Group, Inc.	5,745	397,899
		4,074,494

Multiline Retail - 0.5%
Dollar General Corp.	4,686	506,463
Dollar Tree, Inc. (1)	4,329	390,995
Kohl’s Corp.	2,942	195,172
Macy’s, Inc.	5,802	172,784
Nordstrom, Inc. (2)	2,105	98,114
Target Corp.	9,289	613,910
		1,977,438

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	9,037	396,182
Apache Corp. (2)	6,750	177,187
Cabot Oil & Gas Corp.	8,103	181,102
Chevron Corp.	34,262	3,727,363
Cimarex Energy Co.	1,817	112,018
Concho Resources, Inc. (1)	3,534	363,260
ConocoPhillips	20,508	1,278,674
Devon Energy Corp.	8,329	187,736
Diamondback Energy, Inc.	2,750	254,925
EOG Resources, Inc.	10,398	906,810
Exxon Mobil Corp.	75,916	5,176,712
Hess Corp. (2)	4,442	179,901
HollyFrontier Corp.	2,977	152,184
Kinder Morgan, Inc.	33,492	515,107
Marathon Oil Corp.	15,073	216,147
Marathon Petroleum Corp.	12,388	731,016
Newfield Exploration Co. (1)	4,119	60,384

18 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Noble Energy, Inc.	8,821	165,482
Occidental Petroleum Corp.	13,495	828,323
ONEOK, Inc.	7,485	403,816
Phillips 66	7,537	649,312
Pioneer Natural Resources Co.	3,007	395,481
Valero Energy Corp.	7,542	565,424
Williams Cos., Inc. (The)	21,770	480,028
		18,104,574

Personal Products - 0.1%
Coty, Inc., Class A (2)	8,988	58,961
Estee Lauder Cos., Inc. (The), Class A	3,955	514,546
		573,507

Pharmaceuticals - 5.0%
Allergan plc	5,631	752,639
Bristol-Myers Squibb Co.	29,267	1,521,299
Eli Lilly & Co.	16,868	1,951,965
Johnson & Johnson	48,090	6,206,014
Merck & Co., Inc.	46,627	3,562,769
Mylan NV (1)	9,386	257,176
Nektar Therapeutics (1)	3,063	100,681
Perrigo Co. plc	2,412	93,465
Pfizer, Inc.	103,649	4,524,279
Zoetis, Inc.	8,503	727,347
		19,697,634

Professional Services - 0.3%
Equifax, Inc.	2,125	197,901
IHS Markit Ltd. (1)	6,484	311,038
Nielsen Holdings plc	6,382	148,892
Robert Half International, Inc.	2,365	135,278
Verisk Analytics, Inc. (1)	2,953	321,995
		1,115,104

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (1)	5,752	230,310

Road & Rail - 1.0%
CSX Corp.	14,398	894,548
JB Hunt Transport Services, Inc.	1,630	151,655
Kansas City Southern	1,803	172,096
Norfolk Southern Corp.	4,942	739,027
Union Pacific Corp.	13,211	1,826,156
		3,783,482

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (1)(2)	15,756	290,856
Analog Devices, Inc.	6,559	562,959
Applied Materials, Inc.	17,347	567,941
Broadcom, Inc.	7,413	1,884,978
Intel Corp.	81,831	3,840,329
KLA-Tencor Corp.	2,838	253,972
Lam Research Corp.	2,781	378,689
Maxim Integrated Products, Inc.	5,000	254,250
Microchip Technology, Inc. (2)	4,280	307,817
Micron Technology, Inc. (1)	20,467	649,418
NVIDIA Corp.	10,938	1,460,223
Qorvo, Inc. (1)	2,408	146,238
QUALCOMM, Inc.	21,569	1,227,492
Skyworks Solutions, Inc.	3,315	222,171
Texas Instruments, Inc.	17,156	1,621,242
Xilinx, Inc.	4,614	392,974
		14,061,549

Software - 5.9%
Adobe, Inc. (1)	8,706	1,969,645
ANSYS, Inc. (1)	1,488	212,695
Autodesk, Inc. (1)	3,858	496,177
Cadence Design Systems, Inc. (1)	4,991	217,009
Citrix Systems, Inc.	2,274	232,994
Fortinet, Inc. (1)	2,537	178,681
Intuit, Inc.	4,654	916,140
Microsoft Corp.	138,587	14,076,282
Oracle Corp.	45,633	2,060,330
Red Hat, Inc. (1)	3,130	549,753
Salesforce.com, Inc. (1)	13,717	1,878,818
Symantec Corp.	10,968	207,240
Synopsys, Inc. (1)	2,622	220,877
		23,216,641

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	1,307	205,800
AutoZone, Inc. (1)	452	378,930
Best Buy Co., Inc.	4,289	227,146
CarMax, Inc. (1)(2)	3,242	203,371
Foot Locker, Inc.	2,314	123,105
Gap, Inc. (The)	4,154	107,007
Home Depot, Inc. (The)	20,306	3,488,977
L Brands, Inc.	4,029	103,424
Lowe’s Cos., Inc.	14,312	1,321,856
O’Reilly Automotive, Inc. (1)	1,422	489,637
Ross Stores, Inc.	6,645	552,864

20 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Tiffany & Co.	1,940	156,189
TJX Cos., Inc. (The)	22,132	990,186
Tractor Supply Co.	2,150	179,396
Ulta Beauty, Inc. (1)	1,043	255,368
		8,783,256

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	80,835	12,750,913
Hewlett Packard Enterprise Co.	25,970	343,064
HP, Inc.	27,925	571,346
NetApp, Inc.	4,575	272,990
Seagate Technology plc	4,800	185,232
Western Digital Corp.	5,351	197,826
Xerox Corp.	3,695	73,013
		14,394,384

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (2)	6,857	85,918
Michael Kors Holdings Ltd. (1)	2,807	106,441
NIKE, Inc., Class B	22,827	1,692,394
PVH Corp.	1,464	136,079
Ralph Lauren Corp.	1,057	109,357
Tapestry, Inc.	5,423	183,026
Under Armour, Inc., Class A (1)(2)	3,534	62,446
Under Armour, Inc., Class C (1)(2)	3,507	56,708
VF Corp.	5,737	409,278
		2,841,647

Tobacco - 0.9%
Altria Group, Inc.	33,693	1,664,097
Philip Morris International, Inc.	27,874	1,860,868
		3,524,965

Trading Companies & Distributors - 0.2%
Fastenal Co. (2)	5,064	264,796
United Rentals, Inc. (1)	1,520	155,846
W.W. Grainger, Inc.	835	235,771
		656,413

Water Utilities - 0.1%
American Water Works Co., Inc.	3,185	289,102

Total Common Stocks (Cost $225,767,739)		377,198,890

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT 21

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 0.9%
SPDR S&P 500 ETF Trust (2)	13,500	3,373,920

Total Exchange-Traded Funds (Cost $3,677,230)		3,373,920

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 7/18/19	1,000,000	986,127

Total U.S. Treasury Obligations (Cost $986,511)		986,127

TOTAL INVESTMENTS (Cost $230,431,480) - 97.5%		381,558,937
Other assets and liabilities, net - 2.5%		9,782,621
NET ASSETS - 100.0%		391,341,558

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $8,549,368.
(3) Amount is less than 0.05%.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	18	3/15/19	$2,254,680	($31,170)
S&P 500 Index	13	3/14/19	8,141,900	(161,753)
Total Long				($192,923)

See notes to financial statements.

22 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $230,431,480) - including $8,549,368 of securities on loan	$381,558,937
Receivable for variation margin on open futures contracts	79,680
Cash	9,383,019
Receivable for investments sold	116,504
Receivable for capital shares sold	211,572
Dividends and interest receivable	456,491
Securities lending income receivable	1,232
Receivable from affiliate	67,086
Directors’ deferred compensation plan	80,430
Other assets	14,208
Total assets	391,969,159

LIABILITIES
Payable for investments purchased	252,039
Payable for capital shares redeemed	58,665
Payable to affiliates:
Investment advisory fee	61,992
Administrative fee	41,328
Sub-transfer agency fee	67
Directors’ deferred compensation plan	80,430
Accrued expenses	133,080
Total liabilities	627,601
NET ASSETS	$391,341,558

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(30,000,000 shares of $0.10 par value authorized)	$208,691,240
Distributable earnings	182,650,318
Total	$391,341,558

NET ASSET VALUE PER SHARE (based on net assets of $391,341,558 and 3,176,607 shares outstanding)	$123.19
See notes to financial statements.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT 23

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income	$9,056,737
Interest income	70,807
Securities lending income, net	18,972
Total investment income	9,146,516

EXPENSES
Investment advisory fee	841,166
Administrative fee	560,777
Directors’ fees and expenses	23,475
Custodian fees	66,772
Transfer agency fees and expenses	19,409
Accounting fees	104,341
Professional fees	52,791
Reports to shareholders	60,685
Licensing fees	55,895
Miscellaneous	34,186
Total expenses	1,819,497
Waiver and/or reimbursement of expenses by affiliate	(492,664)
Reimbursement of expenses-other	(8,595)
Net expenses	1,318,238
Net investment income	7,828,278

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	31,063,416
Futures contracts	(503,493)
30,559,923

Net change in unrealized appreciation (depreciation) on:
Investment securities	(55,187,344)
Futures contracts	(245,148)
(55,432,492)

Net realized and unrealized loss	(24,872,569)

Net decrease in net assets resulting from operations	($17,044,291)
See notes to financial statements.

24 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$7,828,278	$8,546,834
Net realized gain	30,559,923	33,377,808
Net change in unrealized appreciation (depreciation)	(55,432,492)	54,749,034
Net increase (decrease) in net assets resulting from operations	(17,044,291)	96,673,676

Distributions to shareholders(1)	(39,153,308)	(25,606,069)

Net decrease in net assets from capital share transactions	(67,565,551)	(37,644,256)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(123,763,150)	33,423,351

NET ASSETS
Beginning of year	515,104,708	481,681,357
End of year	$391,341,558	$515,104,708(2)

(1) For the year ended December 31, 2017, the source of distributions was as follows:
Net investment income - ($7,126,469)
Net realized gain - ($18,479,600)
The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2) Includes accumulated undistributed net investment income of $8,526,776 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.
See notes to financial statements.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT 25

CALVERT VP S&P 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2018(1)	2017 (1)	2016 (1)		2015 (1)	2014
Net asset value, beginning	$141.18	$122.44	$112.07		$113.07	$110.62
Income from investment operations:
Net investment income	2.39	2.30	2.14		1.88	1.94
Net realized and unrealized gain (loss)	(7.33)	23.60	10.84		(0.74)	12.80
Total from investment operations	(4.94)	25.90	12.98		1.14	14.74
Distributions from:
Net investment income	(2.84)	(1.99)	(1.48)		(0.21)	(1.95)
Net realized gain	(10.21)	(5.17)	(1.13)		(1.93)	(10.34)
Total distributions	(13.05)	(7.16)	(2.61)		(2.14)	(12.29)
Total increase (decrease) in net asset value	(17.99)	18.74	10.37		(1.00)	2.45
Net asset value, ending	$123.19	$141.18	$122.44		$112.07	$113.07
Total return (2)	(4.74%)	21.46%	11.58%		0.98%	13.21%
Ratios to average net assets: (3)
Total expenses	0.39%	0.40%	0.48%		0.46%	0.46%
Net expenses	0.28%	0.28%	0.40%		0.42%	0.42%
Net investment income	1.68%	1.72%	1.84%		1.65%	1.59%
Portfolio turnover	7%	5%	6%	(4)	4%	9%
Net assets, ending (in thousands)	$391,342	$515,105	$481,681		$347,965	$361,482

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4) During the year ended December 31, 2016, the Fund incurred sales of $55,737,177 to realign the combined portfolio in connection with the reorganization of Calvert VP Large Cap Core Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

26 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP S&P 500 Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information

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obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$377,198,890	(1)	$—	$—	$377,198,890
Exchange-Traded Funds	3,373,920		—	—	3,373,920
U.S. Treasury Obligations	—		986,127	—	986,127
Total Investments	$380,572,810		$986,127	$—	$381,558,937

Liabilities
Futures Contracts(2)	$(192,923)		$—	$—	$(192,923)

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

28 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT

G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.18% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $841,166.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.28% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $459,468.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018. For the year ended December 31, 2018, CRM was paid administrative fees of $560,777, of which $33,196 were waived.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $283 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $8,595, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2018, expenses incurred under the Servicing Plan amounted to $16,753 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $31,995,725 and $128,105,545, respectively.

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NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017
Ordinary income	$10,407,743	$7,126,469
Long-term capital gains	$28,745,565	$18,479,600
As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$7,871,500
Undistributed long-term capital gains	$27,990,893
Deferred capital losses	($424,149)
Net unrealized appreciation (depreciation)	$147,212,074
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $424,149 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $424,149 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$234,346,863
Gross unrealized appreciation	$160,192,825
Gross unrealized depreciation	(12,980,751)
Net unrealized appreciation (depreciation)	$147,212,074
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at December 31, 2018 is included in the Schedule of Investments. During the year ended December 31, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At December 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$—	($192,923)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($503,493)	($245,148)
Total	($503,493)	($245,148)
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2018 was approximately $11,361,000.

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NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2018, the total value of securities on loan was $8,549,368 and the total value of collateral received was $8,658,740, comprised of U.S. Goverment and/or agencies securities.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,280,736	$—	$—	$—	$5,280,736
Exchange-Traded Funds	3,378,004	—	—	—	3,378,004
Total	$8,658,740	$—	$—	$—	$8,658,740
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the year ended December 31, 2018.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	94,820	$13,407,566	107,122	$14,199,241
Reinvestment of distributions	275,378	39,153,308	190,763	25,606,069
Shares redeemed	(842,048)	(120,126,425)	(583,560)	(77,449,566)
Net decrease	(471,850)	($67,565,551)	(285,675)	($37,644,256)
At December 31, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 68.1% of the value of the outstanding shares of the Fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Variable Products, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert VP S&P 500 Index Portfolio (the Fund), a series of Calvert Variable Products, Inc., including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 15, 2019

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FEDERAL TAX INFORMATION
As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the dividends received deduction for corporations and capital gains dividends.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $27,991,032 or, if subsequently determined to be different, the net capital gain of such year.

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MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Variable Products, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr. 1948	Director	2016
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Director	2016 (Chair); 2008 (Director)
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2016
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Director	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Director	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

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Principal Officers who are not Directors
Name and Year of Birth	Position(s) with the Corporation	Position Start Date	Principal Occupation(s) During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Corporation because of his position with the Portfolio’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Portfolio includes additional information about the Directors and officers of the Portfolio and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 35

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

36 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP S&P 500 INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24221 12.31.2018

Calvert VP Investment Grade Bond Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Annual Report December 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Management and Organization
27	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions

A strong U.S. economy and rising interest rates throughout much of the year gave way to mounting political tensions in the fourth quarter, triggering uncertainties over the sustainability of the domestic expansion. For the 12-month period ended December 31, 2018, U.S. fixed-income markets, depending on the segment of the market, eked out meager positive or negative returns.
U.S. investment-grade fixed-income securities marginally advanced during the period, with the Bloomberg Barclays U.S. Aggregate Bond Index[2] returning 0.01%. Hurt by growing volatility late in the period, higher-risk assets retreated, with the ICE BofAML U.S. High Yield Index returning -2.26%. The 10-year U.S. Treasury bond yield closed at 2.69%, up from 2.40% at the outset of the period.
Boosted by U.S. tax reform, corporate earnings accelerated alongside the overall U.S. economy during the first three quarters of the year. Growth in the nation’s gross domestic product reached an annualized rate of 4.2% before falling back to 3.5% later in the period. The U.S. unemployment rate reached a 17-year low, while inflation remained near the U.S. Federal Reserve (the Fed) target rate of 2%. To counter this strength and the prospect of future inflation, the Fed raised interest rates four times during the period.
In the fourth quarter, slowing U.S. and global economic growth, central bank tightening, and falling oil prices drove down the appeal of higher-risk investment markets. As liquidity tightened, investors became more sensitive to geopolitical issues ─ mainly the U.S.-China trade conflict ─ which motivated some to sell riskier assets.
In December 2018, the Fed raised the federal funds rate to 2.5%, the highest level since January 2008. However, signs that U.S. growth may be slowing led to significant repricing of the market in anticipation of fewer future rate hikes. Late in the period, the Fed trimmed its 2019 projections from three to two potential rate hikes.
Toward the end of the period, U.S. Treasury yields moved lower and the yield curve[5] continued to flatten, feeding fears of a future recession. Investor worries regarding highly leveraged corporations with proportionately large debt on their balance sheets ─ making them potentially vulnerable to a possible market downturn ─ created additional headwinds for the investment-grade credit market. The spreads of investment-grade and high-yield securities ─ the differences between the yields of these securities and those of U.S. Treasurys with comparable maturities ─ widened significantly, while there were large retail outflows from the floating-rate loan market during the period.

Investment Strategy
Calvert VP Investment Grade Bond Index Portfolio (the Fund) employs a passive management approach in an effort to track, as closely as possible, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (the Index). However, with more than 10,000 securities in the Index, full replication is not feasible. The Fund, therefore, uses a stratified sampling strategy to create a portfolio of securities with similar characteristics as the Index, including duration,[6] sector allocation, and quality.[7] Stratified sampling requires the portfolio manager to select securities that represent each sector in the Index.
Fund Performance
For the 12-month period ended December 31, 2018, the Fund returned -0.37% for Class I shares at net asset value (NAV). By comparison, the Fund’s benchmark, the Index, returned 0.01% for the same period. The Index is unmanaged and returns do not reflect any fees and operating expenses.
With increased volatility in the market, corporate bond spreads widened over the course of the year, making the corporate sector the worst-performing sector in both the Index and the Fund during the period.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Manager Tina J. Udell, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I at NAV	03/31/2003	03/31/2003	-0.37%	2.31%	3.16%
Class F at NAV	10/30/2015	03/31/2003	-0.61	2.15	3.07

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	0.01%	2.52%	3.48%

% Total Annual Operating Expense Ratios[4]				Class I	Class F
Gross				0.45%	1.21%
Net				0.32	0.57

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class F	$10,000	12/31/2008	$13,538	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 3

FUND PROFILE

PORTFOLIO COMPOSITION (% of total investments)

U.S. Treasury Obligations	37.5%
Corporate Bonds	27.5%
U.S. Government Agency Mortgage-Backed Securities	27.5%
U.S. Government Agencies and Instrumentalities	3.6%
Commercial Mortgage-Backed Securities	2.2%
Taxable Municipal Obligations	0.7%
Sovereign Government Bonds	0.7%
Asset-Backed Securities	0.3%
Floating Rate Loans	0.0%	*
Total	100.0%

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures
1 The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

4 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

[6]
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

7 Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,014.20	$1.62**	0.32%
Class F	$1,000.00	$1,013.10	$2.89**	0.57%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.59	$1.63**	0.32%
Class F	$1,000.00	$1,022.33	$2.91**	0.57%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 37.1%
U.S. Treasury Bonds:
2.50%, 2/15/45	1,000,000	908,284
3.00%, 5/15/42	1,000,000	1,003,295
3.00%, 5/15/47	1,000,000	997,784
3.125%, 11/15/41	1,000,000	1,026,082
3.125%, 8/15/44	1,600,000	1,636,745
3.125%, 5/15/48	750,000	765,776
3.75%, 11/15/43	1,045,000	1,182,594
3.875%, 8/15/40	1,000,000	1,150,546
4.375%, 5/15/41	1,200,000	1,479,874
6.25%, 8/15/23	1,000,000	1,162,183
8.00%, 11/15/21	1,000,000	1,151,899
8.125%, 5/15/21	1,000,000	1,128,393
U.S. Treasury Notes:
0.875%, 9/15/19	1,000,000	987,696
1.125%, 4/30/20	1,000,000	981,252
1.375%, 9/15/20	500,000	490,590
1.625%, 11/15/22	2,500,000	2,421,033
1.75%, 5/15/22	1,600,000	1,562,889
1.875%, 7/31/22	1,250,000	1,224,373
2.00%, 2/15/22	2,000,000	1,972,286
2.00%, 2/15/25	1,500,000	1,451,707
2.00%, 11/15/26	1,000,000	955,568
2.125%, 9/30/24	2,750,000	2,688,171
2.25%, 3/31/21	200,000	198,979
2.25%, 11/15/24	2,000,000	1,966,332
2.25%, 2/15/27	2,100,000	2,041,311
2.25%, 11/15/27	1,750,000	1,692,266
2.625%, 8/15/20	2,750,000	2,754,211
2.625%, 11/15/20	3,000,000	3,005,741
2.625%, 6/30/23	250,000	251,356
2.75%, 11/15/23	1,000,000	1,011,214
2.75%, 2/15/24	3,000,000	3,032,892
3.125%, 5/15/21	3,500,000	3,552,455
3.375%, 11/15/19	1,100,000	1,106,711
3.625%, 8/15/19	1,000,000	1,006,390
3.625%, 2/15/20	1,000,000	1,010,954
3.625%, 2/15/21	1,000,000	1,023,255

Total U.S. Treasury Obligations (Cost $51,626,274)		51,983,087

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 27.2%
Basic Materials - 1.0%
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	105,685
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	88,173
Ecolab, Inc., 4.35%, 12/8/21	122,000	125,422
LYB International Finance BV, 5.25%, 7/15/43	100,000	95,769
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	202,238
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300,000	304,087
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	510,000
		1,431,374

Communications - 4.0%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	115,970
Amazon.com, Inc., 2.50%, 11/29/22	200,000	195,710
AT&T, Inc.:
3.90%, 3/11/24	200,000	198,870
5.20%, 3/15/20	200,000	204,361
5.45%, 3/1/47	1,000,000	981,393
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	497,643
Comcast Corp., 3.125%, 7/15/22	100,000	99,780
Discovery Communications LLC, 5.05%, 6/1/20	200,000	204,524
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	98,222
4.45%, 1/15/43	200,000	193,453
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	976,918
Time Warner, Inc.:
4.00%, 1/15/22	290,000	293,762
5.375%, 10/15/41	100,000	96,733
Verizon Communications, Inc., 5.15%, 9/15/23	300,000	319,804
Warner Media LLC, 4.90%, 6/15/42	200,000	183,051
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	935,639
		5,595,833

Consumer, Cyclical - 2.0%
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	348,013
Ford Motor Co., 5.291%, 12/8/46	1,000,000	824,641
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	205,228
General Motors Co., 5.00%, 4/1/35	1,000,000	853,252
Lowe’s Cos., Inc., 3.875%, 9/15/23	100,000	100,836
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	97,546
6.50%, 8/15/37	250,000	324,959
		2,754,475

Consumer, Non-cyclical - 3.5%
AbbVie, Inc., 2.90%, 11/6/22	200,000	194,770
Amgen, Inc., 4.10%, 6/15/21	700,000	714,131

8 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	95,263
4.00%, 1/17/43	100,000	82,111
4.625%, 2/1/44	1,000,000	893,850
Cigna Corp., 4.00%, 2/15/22	400,000	404,350
CVS Pass-Through Trust, 6.036%, 12/10/28	79,638	84,827
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	73,738
Equifax, Inc., 3.30%, 12/15/22	450,000	442,292
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	99,897
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	99,249
Kroger Co. (The), 3.85%, 8/1/23	100,000	100,915
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	100,875
Life Technologies Corp., 6.00%, 3/1/20	100,000	102,816
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	94,555
PepsiCo, Inc., 2.75%, 3/5/22	100,000	99,032
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,045,189
Tyson Foods, Inc., 3.95%, 8/15/24	100,000	99,537
Zoetis, Inc., 4.70%, 2/1/43	100,000	101,884
		4,929,281

Energy - 4.1%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	484,098
Chevron Corp., 3.191%, 6/24/23	100,000	99,899
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (1)	100,000	102,331
Colonial Pipeline Co., 6.58%, 8/28/32 (1)	100,000	124,187
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	306,463
HollyFrontier Corp., 5.875%, 4/1/26	1,000,000	1,012,794
Petroleos Mexicanos, 6.375%, 1/23/45	500,000	404,375
Shell International Finance BV:
2.25%, 1/6/23	200,000	192,435
4.125%, 5/11/35	1,350,000	1,355,518
4.55%, 8/12/43	100,000	104,314
Texas Eastern Transmission LP, 2.80%, 10/15/22 (1)	400,000	384,979
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,036,337
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	92,501
		5,700,231

Financial - 7.8%
American International Group, Inc., 4.875%, 6/1/22	250,000	259,572
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (1)	800,000	825,865
Bank of America Corp., 4.125%, 1/22/24	300,000	304,274
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	199,627
4.30%, 5/15/43	1,000,000	1,014,255
Boston Properties LP, 3.85%, 2/1/23	100,000	100,261
Capital One Bank, 3.375%, 2/15/23	200,000	193,286

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29 (2)	500,000	488,529
5.50%, 9/13/25	80,000	84,105
Discover Financial Services, 3.85%, 11/21/22	200,000	198,780
ERP Operating LP, 4.625%, 12/15/21	100,000	103,497
Excalibur One 77B LLC, 1.492%, 1/1/25	23,215	22,393
General Electric Co., 4.625%, 1/7/21	100,000	100,303
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (1)	400,000	397,836
Goldman Sachs Group, Inc. (The):
2.625%, 1/31/19	200,000	199,878
4.00%, 3/3/24	500,000	493,694
5.375%, 3/15/20	150,000	153,361
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	104,902
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	299,855
3.375%, 5/1/23	700,000	685,060
4.50%, 1/24/22	400,000	412,313
Liberty Property LP, 3.375%, 6/15/23	350,000	345,080
MetLife, Inc., 4.875%, 11/13/43	100,000	103,659
Morgan Stanley:
4.10%, 5/22/23	500,000	501,191
5.00%, 11/24/25	150,000	153,241
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,042,010
SunTrust Banks, Inc., 2.90%, 3/3/21	200,000	198,377
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	247,227
Wells Fargo & Co., 2.625%, 7/22/22	400,000	385,879
Welltower, Inc., 5.25%, 1/15/22	800,000	832,150
Westpac Banking Corp., 2.65%, 1/25/21	539,000	533,696
		10,984,156

Industrial - 2.3%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55 (2)	540,000	583,200
Cummins, Inc., 4.875%, 10/1/43	100,000	110,478
Deere & Co., 6.55%, 10/1/28	250,000	305,141
GATX Corp., 4.85%, 6/1/21	900,000	929,227
General Electric Co., 4.50%, 3/11/44	100,000	81,940
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	147,765
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	638,898
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	305,392
United Technologies Corp., 4.50%, 6/1/42	100,000	94,671
		3,196,712

Technology - 1.4%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,049,473
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	500,000	449,603
CA, Inc., 5.375%, 12/1/19	200,000	202,620

10 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
International Business Machines Corp.:
2.90%, 11/1/21	100,000	98,682
3.625%, 2/12/24	100,000	99,696
NetApp, Inc., 3.25%, 12/15/22	100,000	97,746
		1,997,820

Utilities - 1.1%
Duke Energy Corp., 3.15%, 8/15/27	500,000	468,655
PacifiCorp, 4.10%, 2/1/42	100,000	97,447
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	978,229
		1,544,331

Total Corporate Bonds (Cost $38,514,743)		38,134,213

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.2%
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2031	1,406,670	1,377,451
3.00%, with maturity at 2043	949,123	932,519
3.50%, with various maturities to 2042	1,597,136	1,612,659
4.00%, with various maturities to 2048	1,420,938	1,453,072
4.50%, with various maturities to 2044	1,656,912	1,730,539
5.00%, with various maturities to 2040	1,110,567	1,179,832
6.00%, with various maturities to 2040	84,163	93,974
6.50%, with maturity at 2037	14,566	15,802
Federal National Mortgage Association:
2.50%, with various maturities to 2043	2,389,122	2,317,819
3.00%, with various maturities to 2046	7,240,976	7,102,365
3.50%, with various maturities to 2047	7,821,535	7,855,338
4.00%, with various maturities to 2047	5,165,526	5,289,379
4.499%, (1 yr. USD LIBOR + 1.781%), with maturity at 2038 (3)	257,458	270,646
4.50%, with various maturities to 2044	2,637,705	2,758,079
5.00%, with various maturities to 2034	132,734	140,755
5.50%, with various maturities to 2038	524,851	563,946
6.00%, with various maturities to 2038	541,840	603,013
6.50%, with various maturities to 2036	102,269	112,523
Government National Mortgage Association:
4.00%, with various maturities to 2042	1,266,131	1,306,745
4.50%, with maturity at 2033	175,978	183,445
5.00%, with various maturities to 2039	603,492	639,772
5.50%, with maturity at 2034	67,319	71,913
6.00%, with various maturities to 2038	445,170	499,209

Total U.S. Government Agency Mortgage-Backed Securities (Cost $38,713,366)		38,110,795

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.5%
Federal Home Loan Mortgage Corp.:
3.75%, 3/27/19	2,200,000	2,206,587
6.75%, 3/15/31	1,300,000	1,769,536
Federal National Mortgage Association, 2.00%, 1/5/22
	1,000,000	985,588

Total U.S. Government Agencies and Instrumentalities (Cost $4,914,659)		4,961,711

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	437,218
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	659,725
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	618,210
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275,000	1,253,673

Total Commercial Mortgage-Backed Securities (Cost $3,007,513)		2,968,826

SOVEREIGN GOVERNMENT BONDS - 0.7%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	507,125
Province of Ontario Canada, 2.45%, 6/29/22	400,000	394,313
Province of Quebec Canada, 2.625%, 2/13/23	75,000	74,387

Total Sovereign Government Bonds (Cost $971,822)		975,825

TAXABLE MUNICIPAL OBLIGATIONS - 0.7%
General Obligations - 0.7%
New York, NY, 3.60%, 8/1/28	1,000,000	1,008,610

Total Taxable Municipal Obligations (Cost $990,685)		1,008,610

ASSET-BACKED SECURITIES - 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (1)	150,000	149,343
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30 (1)	15,985	15,795
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	250,000	249,984

Total Asset-Backed Securities (Cost $424,488)		415,122

12 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (4) - 0.0% (5)
Financial - 0.0% (5)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (6)(7)(8)	96,336	1,520

Total Floating Rate Loans (Cost $96,336)		1,520

TOTAL INVESTMENTS (Cost $139,259,886) - 98.8%		138,559,709
Other assets and liabilities, net - 1.2%		1,630,914
NET ASSETS - 100.0%		140,190,623

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,000,336, which represents 1.4% of the net assets of the Fund as of December 31, 2018.

(2) Security converts to floating rate after the indicated fixed-rate coupon period.
(3) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.
(4) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(5) Amount is less than 0.05%.
(6) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(7) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(8) Restricted security. Total market value of restricted securities amounts to $1,520, which represents less than 0.05% of the net assets of the Fund as of December 31, 2018.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	96,336
See notes to financial statements.

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT 13

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $139,259,886)	$138,559,709
Cash	1,023,837
Receivable for capital shares sold	457
Interest receivable	1,002,736
Securities lending income receivable	134
Receivable from affiliate	30,114
Directors’ deferred compensation plan	25,813
Other assets	4,695
Total assets	140,647,495

LIABILITIES
Payable for capital shares redeemed	351,529
Payable to affiliates:
Investment advisory fee	24,070
Administrative fee	14,442
Distribution and service fees	98
Sub-transfer agency fee	45
Directors’ deferred compensation plan	25,813
Accrued expenses	40,875
Total liabilities	456,872
NET ASSETS	$140,190,623

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$138,480,197
Distributable earnings	1,710,426
Total	$140,190,623

NET ASSET VALUE PER SHARE
Class I (based on net assets of $139,729,370 and 2,636,079 shares outstanding)	$53.01
Class F (based on net assets of $461,253 and 8,789 shares outstanding)	$52.48
See notes to financial statements.

14 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Interest and other income	$4,747,818
Securities lending income, net	2,325
Total investment income	4,750,143

EXPENSES
Investment advisory fee	303,494
Administrative fee	182,096
Distribution and service fees:
Class F	861
Directors’ fees and expenses	7,775
Custodian fees	45,980
Transfer agency fees and expenses	12,959
Accounting fees	33,308
Professional fees	34,643
Reports to shareholders	27,178
Miscellaneous	15,022
Total expenses	663,316
Waiver and/or reimbursement of expenses by affiliate	(171,626)
Reimbursement of expenses-other	(2,898)
Net expenses	488,792
Net investment income	4,261,351

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss	(128,338)

Net change in unrealized appreciation (depreciation)	(5,189,619)

Net realized and unrealized loss	(5,317,957)

Net decrease in net assets resulting from operations	($1,056,606)
See notes to financial statements.

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT 15

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$4,261,351	$4,335,022
Net realized gain (loss)	(128,338)	419,692
Net change in unrealized appreciation (depreciation)	(5,189,619)	959,291
Net increase (decrease) in net assets resulting from operations	(1,056,606)	5,714,005

Distributions to shareholders:(1)
Class I shares	(4,586,530)	(4,625,022)
Class F shares	(14,184)	(11,611)
Total distributions to shareholders	(4,600,714)	(4,636,633)

Capital share transactions:
Class I shares	(21,278,138)	(849,688)
Class F shares	(18,417)	295,839
Net decrease in net assets from capital share transactions	(21,296,555)	(553,849)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,953,875)	523,523

NET ASSETS
Beginning of year	167,144,498	166,620,975
End of year	$140,190,623	$167,144,498(2)

(1) For the year ended December 31, 2017, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2) Includes accumulated undistributed net investment income of $4,327,580 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.
See notes to financial statements.

16 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS I SHARES	2018 (1)	2017 (1)	2016 (1)	2015 (1)	2014
Net asset value, beginning	$54.93	$54.60	$54.84	$54.90	$53.11
Income from investment operations:
Net investment income	1.50	1.44	1.33	1.19	1.19
Net realized and unrealized gain (loss)	(1.73)	0.46	0.08	(1.17)	1.96
Total from investment operations	(0.23)	1.90	1.41	0.02	3.15
Distributions from:
Net investment income	(1.69)	(1.57)	(1.65)	(0.08)	(1.36)
Total distributions	(1.69)	(1.57)	(1.65)	(0.08)	(1.36)
Total increase (decrease) in net asset value	(1.92)	0.33	(0.24)	(0.06)	1.79
Net asset value, ending	$53.01	$54.93	$54.60	$54.84	$54.90
Total return (2)	(0.37%)	3.49%	2.59%	0.04%	5.93%
Ratios to average net assets: (3)
Total expenses	0.44%	0.45%	0.54%	0.52%	0.50%
Net expenses	0.32%	0.32%	0.46%	0.52%	0.50%
Net investment income	2.81%	2.60%	2.34%	2.16%	2.17%
Portfolio turnover	7%	14%	10%	6%	24%
Net assets, ending (in thousands)	$139,729	$166,650	$166,414	$190,437	$211,930

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See notes to financial statements.

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT 17

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,			Period Ended December 31, 2015 (1)
CLASS F SHARES	2018	2017	2016
Net asset value, beginning	$54.53	$54.36	$54.79	$55.33
Income from investment operations:
Net investment income (2)	1.36	1.30	1.19	0.19
Net realized and unrealized gain (loss)	(1.72)	0.44	0.09	(0.62)
Total from investment operations	(0.36)	1.74	1.28	(0.43)
Distributions from:
Net investment income	(1.69)	(1.57)	(1.71)	(0.11)
Total distributions	(1.69)	(1.57)	(1.71)	(0.11)
Total increase (decrease) in net asset value	(2.05)	0.17	(0.43)	(0.54)
Net asset value, ending	$52.48	$54.53	$54.36	$54.79
Total return (3)	(0.61%)	3.21%	2.36%	(0.78%)	(4)
Ratios to average net assets: (5)
Total expenses	0.69%	1.21%	3.18%	0.78%	(6)
Net expenses	0.57%	0.57%	0.71%	0.78%	(6)
Net investment income	2.57%	2.37%	2.09%	2.01%	(6)
Portfolio turnover	7%	14%	10%	6%	(4)
Net assets, ending (in thousands)	$461	$495	$206	$99

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

18 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Investment Grade Bond Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT 19

stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$51,983,087	$—	$51,983,087
Corporate Bonds	—	38,134,213	—	38,134,213
U.S. Government Agency Mortgage-Backed Securities	—	38,110,795	—	38,110,795
U.S. Government Agencies and Instrumentalities	—	4,961,711	—	4,961,711
Commercial Mortgage-Backed Securities	—	2,968,826	—	2,968,826
Sovereign Government Bonds	—	975,825	—	975,825
Taxable Municipal Obligations	—	1,008,610	—	1,008,610
Asset-Backed Securities	—	415,122	—	415,122
Floating Rate Loans	—	—	1,520	1,520
Total Investments	$—	$138,558,189	$1,520	$138,559,709

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2018 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

20 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT

H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.20% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $303,494.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $161,374.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the year ended December 31, 2018, CRM was paid administrative fees of $182,096 of which $10,252 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the year ended December 31, 2018 amounted to $861 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $184 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $2,898, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT 21

NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2018, expenses incurred under the Servicing Plan amounted to $9,158 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, and including maturities and paydowns, were $5,947,401 and $9,576,920, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $4,462,832 and $20,514,480, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017
Ordinary income	$4,600,714	$4,636,633
As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$4,460,647
Deferred capital losses	($1,556,954)
Net unrealized appreciation (depreciation)	($1,193,267)
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $1,556,954 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $584,307 are short-term and $972,647 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,752,976
Gross unrealized appreciation	$1,667,727
Gross unrealized depreciation	(2,860,994)
Net unrealized appreciation (depreciation)	($1,193,267)
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

22 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at December 31, 2018.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the year ended December 31, 2018.
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	122,409	$6,586,407	187,505	$10,343,746
Reinvestment of distributions	87,865	4,586,530	84,414	4,625,022
Shares redeemed	(608,227)	(32,451,075)	(285,677)	(15,818,456)
Net decrease	(397,953)	($21,278,138)	(13,758)	($849,688)

Class F
Shares sold	4,097	$218,257	7,078	$393,845
Reinvestment of distributions	274	14,184	213	11,611
Shares redeemed	(4,656)	(250,858)	(2,015)	(109,617)
Net increase (decrease)	(285)	($18,417)	5,276	$295,839
At December 31, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 93.4% of the value of the outstanding shares of the Fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Variable Products, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert VP Investment Grade Bond Index Portfolio (the Fund), a series of Calvert Variable Products, Inc., including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians and agent banks. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 15, 2019

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MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Variable Products, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr 1948	Director	2016
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Director	2016 (Chair); 2008 (Director)
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2016
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Director	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), (November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Director	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 25

Principal Officers who are not Directors
Name and Year of Birth	Position(s) with the Corporation	Position Start Date	Principal Occupation(s) During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Corporation because of his position with the Portfolio’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Portfolio includes additional information about the Directors and officers of the Portfolio and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

26 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24231 12.31.2018

Calvert VP S&P MidCap 400 Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Annual Report December 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Federal Tax Information
34	Management and Organization
36	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.
U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.
In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.
U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.
Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.
For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Investment Strategy
As an index fund, Calvert VP S&P MidCap 400 Index Portfolio (the Fund) seeks to replicate as closely as possible the holdings and match the performance of the S&P MidCap 400® Index (the Index). The Fund seeks to accomplish this by employing a passive management approach and holding each constituent of the Index in approximately the same proportion as the Index. Cash holdings may gain exposure to the Index via futures contracts, allowing the Fund’s assets to be fully invested.
Fund Performance
For the 12-month period ended December 31, 2018, the Fund returned -11.33% for Class I shares at net asset value (NAV). By comparison, the Fund’s benchmark, the Index, returned -11.08% for the same period. The Index is unmanaged and returns do not reflect any fees and operating expenses.
Mid-cap stocks trailed large-cap stocks during the period. All but three of the market sectors in the Index ─ health care, utilities, and communication services ─ had negative returns during the period. Energy, a relatively small sector in the Index, had the steepest decline, falling nearly 30%. Financials and industrials, among the largest sectors in the Index, were also among the weakest-performing sectors during the period.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I at NAV	05/03/1999	05/03/1999	-11.33%	5.61%	13.14%
Class F at NAV	10/01/2007	05/03/1999	-11.57	5.35	12.87

S&P MidCap 400® Index	—	—	-11.08%	6.03%	13.67%

% Total Annual Operating Expense Ratios[4]				Class I	Class F
Gross				0.43%	0.64%
Net				0.30	0.55

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class F	$10,000	12/31/2008	$33,565	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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FUND PROFILE

SECTOR ALLOCATION (% of total investments)[5]		TEN LARGEST HOLDINGS (% of net assets)[6]

Financials	16.3%	Teleflex, Inc.	0.8%
Industrials	15.3%	Atmos Energy Corp.	0.7%
Information Technology	15.1%	Domino’s Pizza, Inc.	0.7%
Consumer Discretionary	11.6%	IDEX Corp.	0.6%
Health Care	9.9%	UGI Corp.	0.6%
Real Estate	9.6%	Alleghany Corp.	0.6%
Materials	6.6%	STERIS plc	0.6%
Utilities	5.6%	PTC, Inc.	0.6%
Energy	3.7%	Reinsurance Group of America, Inc.	0.6%
Consumer Staples	3.0%	Zebra Technologies Corp., Class A	0.5%
Communication Services	2.5%	Total	6.3%
Exchange-Traded Funds	0.6%
U.S. Treasury Obligations	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. S&P MidCap 400® Index is an unmanaged index of 400 U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[4]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

6 Excludes cash and cash equivalents.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$858.10	$1.41**	0.30%
Class F	$1,000.00	$856.90	$2.57**	0.55%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.69	$1.53**	0.30%
Class F	$1,000.00	$1,022.43	$2.80**	0.55%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	SHARES	VALUE ($)
COMMON STOCKS - 97.4%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	12,996	1,327,152
Esterline Technologies Corp. (1)	7,830	950,953
Teledyne Technologies, Inc. (1)	10,645	2,204,260
		4,482,365

Airlines - 0.3%
JetBlue Airways Corp. (1)	89,576	1,438,591

Auto Components - 0.8%
Adient plc	25,659	386,424
Dana, Inc.	43,259	589,620
Delphi Technologies plc	26,371	377,633
Gentex Corp.	77,036	1,556,898
Visteon Corp. (1)	8,497	512,199
		3,422,774

Automobiles - 0.2%
Thor Industries, Inc.	14,654	762,008

Banks - 7.2%
Associated Banc-Corp.	48,723	964,228
BancorpSouth Bank	26,537	693,677
Bank of Hawaii Corp. (2)	12,271	826,084
Bank OZK	35,911	819,848
Cathay General Bancorp	22,756	763,009
Chemical Financial Corp.	21,283	779,171
Commerce Bancshares, Inc.	29,176	1,644,648
Cullen/Frost Bankers, Inc.	18,884	1,660,659
East West Bancorp, Inc.	42,851	1,865,304
First Horizon National Corp.	96,034	1,263,807
FNB Corp. (2)	96,688	951,410
Fulton Financial Corp.	52,314	809,821
Hancock Whitney Corp.	25,030	867,290
Home BancShares, Inc. (2)	47,360	773,862
International Bancshares Corp.	16,230	558,312
MB Financial, Inc.	25,120	995,506
PacWest Bancorp	36,176	1,203,937
Pinnacle Financial Partners, Inc.	21,631	997,189
Prosperity Bancshares, Inc.	19,604	1,221,329
Signature Bank	15,689	1,612,986
Sterling Bancorp	66,873	1,104,073
Synovus Financial Corp.	49,075	1,569,909

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
TCF Financial Corp.	49,758	969,783
Texas Capital Bancshares, Inc. (1)	14,832	757,767
Trustmark Corp.	19,953	567,264
UMB Financial Corp.	13,338	813,218
Umpqua Holdings Corp.	65,112	1,035,281
United Bankshares, Inc. (2)	30,678	954,393
Valley National Bancorp (2)	97,945	869,752
Webster Financial Corp.	27,236	1,342,462
Wintrust Financial Corp.	16,656	1,107,457
		32,363,436

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A (1)(2)	2,528	608,844

Biotechnology - 0.9%
Exelixis, Inc. (1)	88,066	1,732,258
Ligand Pharmaceuticals, Inc. (1)(2)	6,275	851,518
United Therapeutics Corp. (1)	12,868	1,401,325
		3,985,101

Building Products - 0.7%
Lennox International, Inc.	10,705	2,342,896
Resideo Technologies, Inc. (1)	36,600	752,130
		3,095,026

Capital Markets - 2.9%
Eaton Vance Corp. (3)	34,247	1,204,809
Evercore, Inc., Class A	12,043	861,797
FactSet Research Systems, Inc. (2)	11,179	2,237,253
Federated Investors, Inc., Class B	28,574	758,640
Interactive Brokers Group, Inc., Class A	22,300	1,218,695
Janus Henderson Group plc	49,743	1,030,675
Legg Mason, Inc.	25,159	641,806
MarketAxess Holdings, Inc.	11,121	2,349,979
SEI Investments Co.	38,399	1,774,034
Stifel Financial Corp.	21,039	871,435
		12,949,123

Chemicals - 2.6%
Ashland Global Holdings, Inc.	18,365	1,303,180
Cabot Corp.	17,642	757,547
Chemours Co. (The)	50,282	1,418,958
Minerals Technologies, Inc.	10,587	543,537
NewMarket Corp. (2)	2,640	1,087,918
Olin Corp.	49,646	998,381
PolyOne Corp.	23,650	676,390
RPM International, Inc.	39,006	2,292,773

8 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Scotts Miracle-Gro Co. (The), Class A	11,461	704,393
Sensient Technologies Corp.	12,520	699,242
Valvoline, Inc.	55,301	1,070,074
		11,552,393

Commercial Services & Supplies - 1.4%
Brink’s Co. (The)	14,876	961,733
Clean Harbors, Inc. (1)	15,082	744,297
Deluxe Corp.	13,610	523,168
Healthcare Services Group, Inc. (2)	22,000	883,960
Herman Miller, Inc.	17,660	534,215
HNI Corp.	12,966	459,385
MSA Safety, Inc.	10,335	974,281
Pitney Bowes, Inc.	54,948	324,743
Stericycle, Inc. (1)	25,200	924,588
Travel Centers of America LLC (1)(4)	60,000	0
		6,330,370

Communications Equipment - 1.4%
ARRIS International plc (1)	48,031	1,468,307
Ciena Corp. (1)	42,137	1,428,866
InterDigital, Inc.	9,946	660,713
Lumentum Holdings, Inc. (1)(2)	21,500	903,215
NetScout Systems, Inc. (1)	20,554	485,691
Plantronics, Inc.	9,782	323,784
ViaSat, Inc. (1)(2)	16,540	975,033
		6,245,609

Construction & Engineering - 1.2%
AECOM (1)	45,952	1,217,728
Dycom Industries, Inc. (1)	9,263	500,572
EMCOR Group, Inc.	16,917	1,009,776
Granite Construction, Inc.	13,445	541,565
KBR, Inc.	42,118	639,351
MasTec, Inc. (1)(2)	19,000	770,640
Valmont Industries, Inc.	6,621	734,600
		5,414,232

Construction Materials - 0.2%
Eagle Materials, Inc.	13,781	841,054

Consumer Finance - 0.4%
Navient Corp.	67,476	594,463
SLM Corp. (1)	128,989	1,071,899
		1,666,362

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Containers & Packaging - 1.4%
AptarGroup, Inc.	18,485	1,738,884
Bemis Co., Inc.	26,894	1,234,435
Greif, Inc., Class A	7,865	291,870
Owens-Illinois, Inc. (1)	47,055	811,228
Silgan Holdings, Inc.	22,880	540,426
Sonoco Products Co.	29,431	1,563,669
		6,180,512

Distributors - 0.4%
Pool Corp.	11,930	1,773,395

Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (1)	17,265	816,980
Graham Holdings Co., Class B	1,275	816,740
Service Corp. International	53,294	2,145,616
Sotheby’s (1)(2)	10,360	411,706
Weight Watchers International, Inc. (1)	11,418	440,164
		4,631,206

Electric Utilities - 1.6%
ALLETE, Inc.	15,220	1,160,068
Hawaiian Electric Industries, Inc.	31,999	1,171,803
IDACORP, Inc.	14,890	1,385,664
OGE Energy Corp.	59,067	2,314,836
PNM Resources, Inc.	23,410	961,917
		6,994,288

Electrical Equipment - 1.3%
Acuity Brands, Inc.	11,873	1,364,801
EnerSys	12,387	961,355
Hubbell, Inc.	16,225	1,611,792
nVent Electric plc	48,014	1,078,394
Regal-Beloit Corp.	12,840	899,442
		5,915,784

Electronic Equipment, Instruments & Components - 3.9%
Arrow Electronics, Inc. (1)	25,822	1,780,427
Avnet, Inc.	32,689	1,180,073
Belden, Inc. (2)	12,021	502,117
Cognex Corp.	50,833	1,965,712
Coherent, Inc. (1)	7,180	758,998
Jabil, Inc.	42,253	1,047,452
Littelfuse, Inc.	7,406	1,269,981
National Instruments Corp.	33,206	1,506,888
SYNNEX Corp.	12,316	995,625
Tech Data Corp. (1)	10,968	897,292

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Trimble, Inc. (1)	73,884	2,431,523
Vishay Intertechnology, Inc. (2)	39,475	710,945
Zebra Technologies Corp., Class A (1)	15,891	2,530,324
		17,577,357

Energy Equipment & Services - 1.1%
Apergy Corp. (1)	23,050	624,194
Core Laboratories NV	13,127	783,157
Diamond Offshore Drilling, Inc. (1)(2)	19,400	183,136
Dril-Quip, Inc. (1)(2)	10,515	315,765
Ensco plc, Class A (2)	129,334	460,429
McDermott International, Inc. (1)	53,366	349,014
Oceaneering International, Inc. (1)	28,910	349,811
Patterson-UTI Energy, Inc.	63,898	661,344
Rowan Companies plc, Class A (1)	37,543	314,986
Transocean Ltd. (1)(2)	149,248	1,035,781
		5,077,617

Entertainment - 0.9%
Cinemark Holdings, Inc.	31,244	1,118,535
Live Nation Entertainment, Inc. (1)	40,771	2,007,972
World Wrestling Entertainment, Inc., Class A	12,815	957,537
		4,084,044

Equity Real Estate Investment Trusts (REITs) - 8.9%
Alexander & Baldwin, Inc.	20,129	369,971
American Campus Communities, Inc.	40,422	1,673,067
Camden Property Trust	27,436	2,415,740
CoreCivic, Inc.	35,357	630,415
CoreSite Realty Corp.	10,745	937,286
Corporate Office Properties Trust	32,183	676,809
Cousins Properties, Inc.	125,355	990,305
CyrusOne, Inc. (2)	30,951	1,636,689
Douglas Emmett, Inc.	47,698	1,627,933
EPR Properties	21,969	1,406,675
First Industrial Realty Trust, Inc.	37,073	1,069,927
GEO Group, Inc. (The)	36,382	716,725
Healthcare Realty Trust, Inc.	37,095	1,054,982
Highwoods Properties, Inc.	30,571	1,182,792
Hospitality Properties Trust	48,567	1,159,780
JBG SMITH Properties	32,000	1,113,920
Kilroy Realty Corp.	29,741	1,870,114
Lamar Advertising Co., Class A	24,985	1,728,462
Liberty Property Trust	43,677	1,829,193
Life Storage, Inc.	13,696	1,273,591
Mack-Cali Realty Corp.	26,485	518,841
Medical Properties Trust, Inc.	107,811	1,733,601

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
National Retail Properties, Inc.	46,771	2,268,861
Omega Healthcare Investors, Inc.	58,895	2,070,159
Pebblebrook Hotel Trust	37,624	1,065,135
PotlatchDeltic Corp.	19,795	626,314
Rayonier, Inc.	38,552	1,067,505
Sabra Health Care REIT, Inc.	52,681	868,183
Senior Housing Properties Trust	70,221	822,990
Tanger Factory Outlet Centers, Inc. (2)	27,599	558,052
Taubman Centers, Inc.	18,162	826,189
Uniti Group, Inc. (2)	51,913	808,285
Urban Edge Properties	33,693	559,978
Weingarten Realty Investors	35,195	873,188
		40,031,657

Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	10,813	1,385,578
Sprouts Farmers Market, Inc. (1)	37,553	882,871
		2,268,449

Food Products - 1.7%
Flowers Foods, Inc. (2)	54,213	1,001,314
Hain Celestial Group, Inc. (The) (1)(2)	26,416	418,958
Ingredion, Inc.	20,780	1,899,292
Lancaster Colony Corp.	5,741	1,015,353
Post Holdings, Inc. (1)	19,686	1,754,613
Sanderson Farms, Inc.	6,000	595,740
Tootsie Roll Industries, Inc. (2)	5,809	194,021
TreeHouse Foods, Inc. (1)(2)	16,657	844,676
		7,723,967

Gas Utilities - 2.4%
Atmos Energy Corp.	34,344	3,184,376
National Fuel Gas Co.	25,265	1,293,063
New Jersey Resources Corp.	25,867	1,181,346
ONE Gas, Inc.	15,437	1,228,785
Southwest Gas Holdings, Inc.	15,443	1,181,389
UGI Corp.	51,196	2,731,307
		10,800,266

Health Care Equipment & Supplies - 4.5%
Avanos Medical, Inc. (1)	13,758	616,221
Cantel Medical Corp.	10,735	799,221
Globus Medical, Inc., Class A (1)	22,342	966,962
Haemonetics Corp. (1)	15,274	1,528,164
Hill-Rom Holdings, Inc.	19,741	1,748,065
ICU Medical, Inc. (1)	4,899	1,124,957
Inogen, Inc. (1)	5,180	643,201

12 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Integra LifeSciences Holdings Corp. (1)(2)	20,862	940,876
LivaNova plc (1)	14,358	1,313,326
Masimo Corp. (1)	14,329	1,538,505
NuVasive, Inc. (1)	15,161	751,379
STERIS plc	24,834	2,653,513
Teleflex, Inc.	13,532	3,497,751
West Pharmaceutical Services, Inc.	21,759	2,133,035
		20,255,176

Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (1)	26,084	670,620
Chemed Corp.	4,706	1,333,116
Encompass Health Corp.	29,075	1,793,927
HealthEquity, Inc. (1)	16,006	954,758
Mednax, Inc. (1)	26,280	867,240
Molina Healthcare, Inc. (1)	18,350	2,132,637
Patterson Cos., Inc. (2)	24,269	477,128
Tenet Healthcare Corp. (1)	24,149	413,914
		8,643,340

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (1)	51,595	497,376
Medidata Solutions, Inc. (1)(2)	17,984	1,212,481
		1,709,857

Hotels, Restaurants & Leisure - 3.9%
Boyd Gaming Corp.	24,300	504,954
Brinker International, Inc. (2)	11,439	503,087
Cheesecake Factory, Inc. (The) (2)	12,459	542,091
Churchill Downs, Inc.	3,527	860,376
Cracker Barrel Old Country Store, Inc. (2)	7,105	1,135,805
Domino’s Pizza, Inc.	12,225	3,031,678
Dunkin’ Brands Group, Inc.	24,275	1,556,513
Eldorado Resorts, Inc. (1)(2)	19,196	695,087
International Speedway Corp., Class A	7,464	327,371
Jack in the Box, Inc.	7,754	601,943
Marriott Vacations Worldwide Corp.	12,156	857,120
Papa John’s International, Inc. (2)	6,645	264,538
Penn National Gaming, Inc. (1)(2)	31,300	589,379
Scientific Games Corp., Class A (1)(2)	15,800	282,504
Six Flags Entertainment Corp. (2)	21,111	1,174,405
Texas Roadhouse, Inc.	19,575	1,168,628
Wendy’s Co. (The)	55,322	863,576
Wyndham Destinations, Inc.	28,641	1,026,493
Wyndham Hotels & Resorts, Inc.	29,150	1,322,536
		17,308,084

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Household Durables - 1.5%
Helen of Troy Ltd. (1)	7,872	1,032,649
KB Home	25,197	481,263
NVR, Inc. (1)	999	2,434,553
Tempur Sealy International, Inc. (1)(2)	13,513	559,438
Toll Brothers, Inc.	40,061	1,319,209
TRI Pointe Group, Inc. (1)(2)	41,948	458,492
Tupperware Brands Corp.	14,278	450,756
		6,736,360

Household Products - 0.2%
Energizer Holdings, Inc. (2)	17,763	801,999

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	17,652	1,774,379

Insurance - 5.0%
Alleghany Corp.	4,361	2,718,298
American Financial Group, Inc.	20,796	1,882,662
Aspen Insurance Holdings Ltd.	17,545	736,715
Brown & Brown, Inc.	69,201	1,907,180
CNO Financial Group, Inc.	48,627	723,570
First American Financial Corp.	33,001	1,473,165
Genworth Financial, Inc., Class A (1)	146,928	684,684
Hanover Insurance Group, Inc. (The)	12,580	1,468,967
Kemper Corp.	17,983	1,193,711
Mercury General Corp.	8,011	414,249
Old Republic International Corp.	84,011	1,728,106
Primerica, Inc.	12,743	1,245,118
Reinsurance Group of America, Inc.	18,450	2,587,243
RenaissanceRe Holdings Ltd.	11,911	1,592,501
WR Berkley Corp.	28,425	2,100,892
		22,457,061

Interactive Media & Services - 0.3%
Cars.com, Inc. (1)	18,957	407,576
Yelp, Inc. (1)	22,775	796,897
		1,204,473

IT Services - 2.5%
CACI International, Inc., Class A (1)	7,320	1,054,300
CoreLogic, Inc. (1)	23,918	799,339
Leidos Holdings, Inc.	44,014	2,320,418
LiveRamp Holdings, Inc. (1)	19,989	772,175
MAXIMUS, Inc.	18,982	1,235,538
Perspecta, Inc.	42,183	726,391
Sabre Corp.	80,914	1,750,979

14 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Science Applications International Corp.	12,498	796,123
WEX, Inc. (1)	12,733	1,783,384
		11,238,647

Leisure Products - 0.6%
Brunswick Corp.	25,777	1,197,342
Polaris Industries, Inc. (2)	17,068	1,308,774
		2,506,116

Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc., Class A (1)	5,920	1,374,742
Bio-Techne Corp.	11,172	1,616,812
Charles River Laboratories International, Inc. (1)	14,115	1,597,536
PRA Health Sciences, Inc. (1)	17,100	1,572,516
Syneos Health, Inc. (1)	17,964	706,883
		6,868,489

Machinery - 5.0%
AGCO Corp.	19,326	1,075,878
Crane Co.	14,969	1,080,462
Donaldson Co., Inc.	37,587	1,630,900
Graco, Inc.	48,916	2,047,135
IDEX Corp.	22,545	2,846,532
ITT, Inc.	25,847	1,247,635
Kennametal, Inc.	24,106	802,248
Lincoln Electric Holdings, Inc.	18,941	1,493,498
Nordson Corp.	15,464	1,845,628
Oshkosh Corp.	21,130	1,295,480
Terex Corp.	19,164	528,352
Timken Co. (The)	20,526	766,030
Toro Co. (The)	31,083	1,736,918
Trinity Industries, Inc.	43,648	898,712
Wabtec Corp.	25,344	1,780,416
Woodward, Inc.	16,536	1,228,460
		22,304,284

Marine - 0.2%
Kirby Corp. (1)	15,889	1,070,283

Media - 1.1%
AMC Networks, Inc., Class A (1)(2)	13,428	736,929
Cable One, Inc.	1,466	1,202,267
John Wiley & Sons, Inc., Class A	13,214	620,661
Meredith Corp.	11,818	613,827
New York Times Co., (The), Class A (2)	41,697	929,426
TEGNA, Inc.	64,254	698,441
		4,801,551

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Metals & Mining - 2.0%
Allegheny Technologies, Inc. (1)(2)	37,138	808,494
Carpenter Technology Corp.	13,773	490,457
Commercial Metals Co.	34,710	556,054
Compass Minerals International, Inc. (2)	9,963	415,357
Reliance Steel & Aluminum Co.	20,700	1,473,219
Royal Gold, Inc. (2)	19,357	1,657,927
Steel Dynamics, Inc.	67,465	2,026,649
United States Steel Corp.	52,267	953,350
Worthington Industries, Inc.	11,937	415,885
		8,797,392

Multi-Utilities - 1.1%
Black Hills Corp. (2)	15,999	1,004,417
MDU Resources Group, Inc.	57,757	1,376,927
NorthWestern Corp.	14,868	883,754
Vectren Corp.	24,570	1,768,549
		5,033,647

Multiline Retail - 0.4%
Big Lots, Inc. (2)	11,920	344,726
Dillard’s, Inc., Class A (2)	5,431	327,544
Ollie’s Bargain Outlet Holdings, Inc. (1)	15,192	1,010,420
		1,682,690

Oil, Gas & Consumable Fuels - 2.5%
Callon Petroleum Co. (1)(2)	66,741	433,149
Chesapeake Energy Corp. (1)(2)	270,592	568,243
CNX Resources Corp. (1)	59,838	683,350
EQT Corp. (2)	74,776	1,412,519
Equitrans Midstream Corp. (1)	60,323	1,207,666
Matador Resources Co. (1)(2)	30,900	479,877
Murphy Oil Corp.	48,415	1,132,427
Oasis Petroleum, Inc. (1)	78,500	434,105
PBF Energy, Inc., Class A	35,413	1,156,943
QEP Resources, Inc. (1)	70,298	395,778
Range Resources Corp. (2)	61,180	585,493
SM Energy Co.	30,671	474,787
Southwestern Energy Co. (1)(2)	173,245	590,765
World Fuel Services Corp.	20,115	430,662
WPX Energy, Inc. (1)	117,083	1,328,892
		11,314,656

Paper & Forest Products - 0.3%
Domtar Corp.	18,767	659,285
Louisiana-Pacific Corp.	42,171	937,039
		1,596,324

16 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Personal Products - 0.4%
Edgewell Personal Care Co. (1)	16,070	600,214
Nu Skin Enterprises, Inc., Class A	16,326	1,001,274
		1,601,488

Pharmaceuticals - 0.5%
Catalent, Inc. (1)	42,570	1,327,333
Mallinckrodt plc (1)(2)	24,571	388,222
Prestige Consumer Healthcare, Inc. (1)(2)	15,287	472,062
		2,187,617

Professional Services - 1.0%
ASGN, Inc. (1)	15,500	844,750
Dun & Bradstreet Corp. (The)	10,913	1,557,722
Insperity, Inc.	11,300	1,054,968
Manpowergroup, Inc.	18,172	1,177,545
		4,634,985

Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	13,392	1,695,427
Realogy Holdings Corp. (2)	34,726	509,778
		2,205,205

Road & Rail - 1.6%
Avis Budget Group, Inc. (1)	19,657	441,889
Genesee & Wyoming, Inc., Class A (1)	17,161	1,270,257
Knight-Swift Transportation Holdings, Inc. (2)	36,934	925,936
Landstar System, Inc.	12,142	1,161,625
Old Dominion Freight Line, Inc.	19,221	2,373,601
Ryder System, Inc.	15,843	762,841
Werner Enterprises, Inc.	13,124	387,683
		7,323,832

Semiconductors & Semiconductor Equipment - 3.0%
Cirrus Logic, Inc. (1)	17,588	583,570
Cree, Inc. (1)(2)	30,124	1,288,554
Cypress Semiconductor Corp.	106,830	1,358,877
First Solar, Inc. (1)	22,297	946,619
Integrated Device Technology, Inc. (1)	38,228	1,851,382
MKS Instruments, Inc.	15,866	1,025,102
Monolithic Power Systems, Inc.	11,535	1,340,944
Silicon Laboratories, Inc. (1)	12,749	1,004,749
Synaptics, Inc. (1)	10,266	381,998
Teradyne, Inc.	52,681	1,653,130
Universal Display Corp. (2)	12,525	1,171,964
Versum Materials, Inc.	32,600	903,672
		13,510,561

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Software - 3.8%
ACI Worldwide, Inc. (1)	34,493	954,421
Blackbaud, Inc.	14,401	905,823
CDK Global, Inc.	37,846	1,812,066
Commvault Systems, Inc. (1)	11,352	670,790
Fair Isaac Corp. (1)	8,510	1,591,370
j2 Global, Inc.	13,823	959,040
LogMeIn, Inc.	15,036	1,226,487
Manhattan Associates, Inc. (1)	19,431	823,291
PTC, Inc. (1)	31,336	2,597,754
Teradata Corp. (1)	34,739	1,332,588
Tyler Technologies, Inc. (1)	11,421	2,122,250
Ultimate Software Group, Inc. (The) (1)	9,219	2,257,457
		17,253,337

Specialty Retail - 2.1%
Aaron’s, Inc.	20,441	859,544
American Eagle Outfitters, Inc.	49,618	959,116
AutoNation, Inc. (1)(2)	16,995	606,722
Bed Bath & Beyond, Inc. (2)	41,415	468,818
Dick’s Sporting Goods, Inc. (2)	21,679	676,385
Five Below, Inc. (1)	16,450	1,683,164
Michaels Cos., Inc. (The) (1)(2)	26,417	357,686
Murphy USA, Inc. (1)	8,842	677,651
Sally Beauty Holdings, Inc. (1)	36,107	615,624
Signet Jewelers Ltd.	15,339	487,320
Urban Outfitters, Inc. (1)	22,536	748,195
Williams-Sonoma, Inc. (2)	23,803	1,200,861
		9,341,086

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (1)(2)	35,236	813,247

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	13,475	1,099,829
Deckers Outdoor Corp. (1)	8,559	1,095,124
Skechers U.S.A., Inc., Class A (1)	39,347	900,653
		3,095,606

Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc. (1)(2)	2,197	482,395
New York Community Bancorp, Inc. (2)	144,895	1,363,462
Washington Federal, Inc.	23,952	639,758
		2,485,615

18 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Trading Companies & Distributors - 0.8%
GATX Corp. (2)	11,051	782,521
MSC Industrial Direct Co., Inc., Class A	13,345	1,026,497
NOW, Inc. (1)	31,682	368,779
Watsco, Inc.	9,525	1,325,309
		3,503,106

Water Utilities - 0.4%
Aqua America, Inc. (2)	52,610	1,798,736

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	27,489	894,492

Total Common Stocks (Cost $408,684,610)		436,969,551

EXCHANGE-TRADED FUNDS - 0.6%
SPDR S&P MidCap 400 ETF Trust (2)	8,300	2,512,161

Total Exchange-Traded Funds (Cost $2,710,941)		2,512,161

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 7/18/19 (5)	1,000,000	986,127

Total U.S. Treasury Obligations (Cost $986,511)		986,127

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	6,762,443	6,762,443

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $6,762,443)		6,762,443

TOTAL INVESTMENTS (Cost $419,144,505) - 99.7%		447,230,282
Other assets and liabilities, net - 0.3%		1,176,224
NET ASSETS - 100.0%		448,406,506

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $50,631,426.
(3) Represents an investment in an affiliate effective December 31, 2016 due to the issuer’s affiliation with the Fund’s investment adviser.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P MidCap 400 Index	53	3/15/19	$8,809,660	($64,305)

See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT 19

20 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $417,975,367) - including $50,631,426 of securities on loan	$446,025,473
Investments in securities of affiliated issuers, at value (identified cost $1,169,138)	1,204,809
Receivable for variation margin on open futures contracts	86,390
Cash	7,569,313
Receivable for investments sold	108,023
Receivable for capital shares sold	659,409
Dividends receivable	521,940
Securities lending income receivable	9,827
Receivable from affiliate	91,257
Directors’ deferred compensation plan	95,821
Other assets	16,178
Total assets	456,388,440

LIABILITIES
Payable for investments purchased	460,800
Payable for capital shares redeemed	306,179
Deposits for securities loaned	6,762,443
Payable to affiliates:
Investment advisory fee	79,577
Administrative fee	47,746
Distribution and service fees	43,694
Sub-transfer agency fee	85
Directors’ deferred compensation plan	95,821
Accrued expenses	185,589
Total liabilities	7,981,934
NET ASSETS	$448,406,506

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$378,761,564
Distributable earnings	69,644,942
Total	$448,406,506

NET ASSET VALUE PER SHARE
Class I (based on net assets of $202,330,107 and 2,085,658 shares outstanding)	$97.01
Class F (based on net assets of $246,076,399 and 2,518,535 shares outstanding)	$97.71
See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT 21

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $4,346)	$8,580,686
Dividend income - affiliated issuers	45,170
Interest income	58,867
Securities lending income, net	169,729
Total investment income	8,854,452

EXPENSES
Investment advisory fee	1,069,869
Administrative fee	641,921
Distribution and service fees:
Class F	581,039
Directors’ fees and expenses	27,278
Custodian fees	61,440
Transfer agency fees and expenses	203,304
Accounting fees	118,806
Professional fees	55,047
Reports to shareholders	46,559
Miscellaneous	154,234
Total expenses	2,959,497
Waiver and/or reimbursement of expenses by affiliate	(613,254)
Reimbursement of expenses-other	(10,213)
Net expenses	2,336,030
Net investment income	6,518,422

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	36,225,786
Investment securities - affiliated issuers	(14,776)
Futures contracts	(1,200,770)
35,010,240

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(97,906,493)
Investment securities - affiliated issuers	(728,038)
Futures contracts	(91,805)
(98,726,336)

Net realized and unrealized loss	(63,716,096)

Net decrease in net assets resulting from operations	($57,197,674)
See notes to financial statements.

22 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$6,518,422	$6,098,806
Net realized gain	35,010,240	31,408,880
Net change in unrealized appreciation (depreciation)	(98,726,336)	39,629,135
Net increase (decrease) in net assets resulting from operations	(57,197,674)	77,136,821

Distributions to shareholders:(1)
Class I shares	(17,139,326)	(11,195,694)
Class F shares	(20,564,765)	(12,589,187)
Total distributions to shareholders	(37,704,091)	(23,784,881)

Capital share transactions:
Class I shares	(11,340,005)	(15,847,445)
Class F shares	3,819,388	6,008,544
Net decrease in net assets from capital share transactions	(7,520,617)	(9,838,901)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(102,422,382)	43,513,039

NET ASSETS
Beginning of year	550,828,888	507,315,849
End of year	$448,406,506	$550,828,888(2)

(1) For the year ended December 31, 2017, the source of distributions was as follows:
Net investment income - Class I ($1,742,988) and Class F ($1,959,932)
Net realized gain - Class I ($9,452,706) and Class F ($10,629,255)
The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2) Includes accumulated undistributed net investment income of $6,099,305 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.
See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT 23

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS I SHARES	2018	2017	2016	2015	2014
Net asset value, beginning	$117.50	$106.11	$91.52	$95.73	$96.10
Income from investment operations:
Net investment income (1)	1.58	1.44	1.12	1.02	1.00
Net realized and unrealized gain (loss)	(13.43)	15.18	17.43	(3.56)	7.99
Total from investment operations	(11.85)	16.62	18.55	(2.54)	8.99
Distributions from:
Net investment income	(1.40)	(0.81)	(0.44)	(0.09)	(1.01)
Net realized gain	(7.24)	(4.42)	(3.52)	(1.58)	(8.35)
Total distributions	(8.64)	(5.23)	(3.96)	(1.67)	(9.36)
Total increase (decrease) in net asset value	(20.49)	11.39	14.59	(4.21)	(0.37)
Net asset value, ending	$97.01	$117.50	$106.11	$91.52	$95.73
Total return (2)	(11.33%)	15.88%	20.27%	(2.68%)	9.25%
Ratios to average net assets: (3)
Total expenses	0.44%	0.43%	0.54%	0.54%	0.53%
Net expenses	0.30%	0.30%	0.41%	0.54%	0.53%
Net investment income	1.35%	1.29%	1.15%	1.05%	1.01%
Portfolio turnover	14%	16%	20%	13%	14%
Net assets, ending (in thousands)	$202,330	$256,043	$246,310	$222,462	$241,929

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See notes to financial statements.

24 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS F SHARES	2018	2017	2016	2015	2014
Net asset value, beginning	$118.58	$107.30	$92.83	$97.20	$97.32
Income from investment operations:
Net investment income (1)	1.31	1.18	1.14	0.85	0.81
Net realized and unrealized gain (loss)	(13.54)	15.33	17.40	(3.64)	8.04
Total from investment operations	(12.23)	16.51	18.54	(2.79)	8.85
Distributions from:
Net investment income	(1.40)	(0.81)	(0.55)	—	(0.62)
Net realized gain	(7.24)	(4.42)	(3.52)	(1.58)	(8.35)
Total distributions	(8.64)	(5.23)	(4.07)	(1.58)	(8.97)
Total increase (decrease) in net asset value	(20.87)	11.28	14.47	(4.37)	(0.12)
Net asset value, ending	$97.71	$118.58	$107.30	$92.83	$97.20
Total return (2)	(11.57%)	15.63%	19.96%	(2.90%)	9.00%
Ratios to average net assets: (3)
Total expenses	0.64%	0.64%	0.79%	0.77%	0.75%
Net expenses	0.55%	0.55%	0.66%	0.77%	0.75%
Net investment income	1.11%	1.05%	1.10%	0.86%	0.81%
Portfolio turnover	14%	16%	20%	13%	14%
Net assets, ending (in thousands)	$246,076	$294,786	$261,005	$13,051	$8,601

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT 25

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP S&P MidCap 400 Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are

26 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT

not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$436,969,551	(2)	$—	$—	$436,969,551
Exchange-Traded Funds	2,512,161		—	—	2,512,161
U.S. Treasury Obligations	—		986,127	—	986,127
Short Term Investment of Cash Collateral for Securities Loaned	6,762,443		—	—	6,762,443
Total Investments	$446,244,155		$986,127	$—	$447,230,282

Liabilities
Futures Contracts(3)	$(64,305)		$—	$—	$(64,305)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2018 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations

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under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.20% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $1,069,869.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.30% for Class I and 0.55% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $578,878.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the year ended December 31, 2018, CRM was paid administrative fees of $641,921, of which $34,376 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the year ended December 31, 2018 amounted to $581,039 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $356 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000

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annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $10,213, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2018, expenses incurred under the Servicing Plan amounted to $198,190 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $73,103,424 and $115,422,528, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017
Ordinary income	$11,891,912	$3,702,920
Long-term capital gains	$25,812,179	$20,081,961
As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$8,005,510
Undistributed long-term capital gains	$33,141,067
Net unrealized appreciation (depreciation)	$28,498,365
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$418,731,917
Gross unrealized appreciation	$82,002,607
Gross unrealized depreciation	(53,504,242)
Net unrealized appreciation (depreciation)	$28,498,365
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at December 31, 2018 is included in the Schedule of Investments. During the year ended December 31, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At December 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

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Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$—	($64,305)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($1,200,770)	($91,805)
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2018 was approximately $10,436,000.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2018, the total value of securities on loan was $50,631,426 and the total value of collateral received was $51,686,339, comprised of cash of $6,762,443 and U.S. Government and/or agencies securities of $44,923,896.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$49,210,261	$—	$—	$—	$49,210,261
Exchange-Traded Funds	2,476,078	—	—	—	2,476,078
Total	$51,686,339	$—	$—	$—	$51,686,339
The carrying amount of the liability for deposits for securities loaned at December 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month

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London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the year ended December 31, 2018.
NOTE 9 — AFFILIATED COMPANIES
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2018, the value of the Fund’s investment in affiliated companies was $1,204,809, which represents 0.27% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the year ended December 31, 2018 were as follows:

Name of Affiliated Company	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change In Unrealized Appreciation (Depreciation)
Eaton Vance Corp.	35,345	388	(1,486)	34,247	$1,204,809	$45,170	($14,776)	$—	($728,038)
Totals					$1,204,809	$45,170	($14,776)	$—	($728,038)
NOTE 10 — CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	111,777	$12,820,442	131,946	$14,716,014
Reinvestment of distributions	146,678	17,139,326	99,837	11,195,694
Shares redeemed	(351,907)	(41,299,773)	(374,019)	(41,759,153)
Net decrease	(93,452)	($11,340,005)	(142,236)	($15,847,445)

Class F
Shares sold	57,086	$6,760,577	105,042	$11,838,411
Reinvestment of distributions	174,618	20,564,765	111,182	12,589,187
Shares redeemed	(199,149)	(23,505,954)	(162,627)	(18,419,054)
Net increase	32,555	$3,819,388	53,597	$6,008,544
At December 31, 2018, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 35.3% and 52.5%, respectively, of the value of the outstanding shares of the Fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Variable Products, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert VP S&P MidCap 400 Index Portfolio (the Fund), a series of Calvert Variable Products, Inc., including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 15, 2019

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FEDERAL TAX INFORMATION
As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the dividends received deduction for corporations and capital gains dividends.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 74.47% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $33,141,462 or, if subsequently determined to be different, the net capital gain of such year.

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MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Variable Products, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr. 1948	Director	2016
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Director	2016 (Chair); 2008 (Director)
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2016
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Director	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), (November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Director	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

34 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

Principal Officers who are not Directors
Name and Year of Birth	Position(s) with the Corporation	Position Start Date	Principal Occupation(s) During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Corporation because of his position with the Portfolio’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Portfolio includes additional information about the Directors and officers of the Portfolio and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 35

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

36 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial
Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling
1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at
www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24223 12.31.18

Calvert VP Russell 2000® Small Cap Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Annual Report December 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
68	Report of Independent Registered Public Accounting Firm
69	Federal Tax Information
70	Management and Organization
72	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.
U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.
In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.
U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.
Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.
For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Investment Strategy
As an index fund, Calvert VP Russell 2000® Small Cap Index Portfolio (the Fund) seeks to replicate as closely as possible the holdings and match the performance of the Russell 2000® Index (the Index). To accomplish this, the Fund employs a passive management approach and holds each constituent of the Index in approximately the same proportion as the Index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide the same exposure to the Index. Cash holdings may gain exposure to the Index via futures contracts, allowing the Fund’s assets to be fully invested.
Fund Performance
For the 12-month period ended December 31, 2018, the Fund returned -11.23% for Class I shares at net asset value (NAV). By comparison, the Fund’s benchmark, the Index, returned -11.01% for the same period. The Index is unmanaged and returns do not reflect any fees and operating expenses.
Small-cap stocks were among the weakest performers among domestic stock capitalization groups, underperforming their larger-cap counterparts during the period. Within the Index, eight of the 11 sectors declined during the period, led by energy, which lost nearly 40%. Utilities and communication services were the best performing sectors with each making small gains for the year.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	-11.23%	3.92%	11.31%
Class F at NAV	10/04/2005	04/27/2000	-11.46	3.68	11.07

Russell 2000® Index	—	—	-11.01%	4.41%	11.97%

% Total Annual Operating Expense Ratios[4]				Class I	Class F
Gross				0.65%	0.86%
Net				0.38	0.63

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class F	$10,000	12/31/2008	$28,588	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 3

FUND PROFILE

SECTOR ALLOCATION (% of total investments)[5]		TEN LARGEST HOLDINGS (% of net assets)[6]

Financials	17.8%	iShares Russell 2000 ETF	1.9%
Health Care	14.9%	Integrated Device Technology, Inc.	0.3%
Industrials	14.6%	Etsy, Inc.	0.3%
Information Technology	14.3%	Five Below, Inc.	0.3%
Consumer Discretionary	11.9%	Haemonetics Corp.	0.3%
Real Estate	7.1%	Ciena Corp.	0.3%
Utilities	3.7%	Planet Fitness, Inc., Class A	0.3%
Materials	3.7%	IDACORP, Inc.	0.2%
Energy	3.4%	HubSpot, Inc.	0.2%
Communication Services	3.2%	LivaNova plc	0.2%
Consumer Staples	2.8%	Total	4.3%
Exchange-Traded Funds	1.9%
U.S. Treasury Obligations	0.7%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[4]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

6 Excludes cash and cash equivalents.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$825.90	$1.75**	0.38%
Class F	$1,000.00	$824.70	$2.90**	0.63%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.29	$1.94**	0.38%
Class F	$1,000.00	$1,022.03	$3.21**	0.63%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	SHARES	VALUE ($)
COMMON STOCKS - 94.0%
Aerospace & Defense - 1.2%
AAR Corp.	2,738	102,237
Aerojet Rocketdyne Holdings, Inc. (1)	5,811	204,722
Aerovironment, Inc. (1)	1,707	115,991
Astronics Corp. (1)	1,883	57,337
Axon Enterprise, Inc. (1)	4,728	206,850
Cubic Corp.	2,177	116,992
Ducommun, Inc. (1)	914	33,196
Engility Holdings, Inc. (1)	1,480	42,121
Esterline Technologies Corp. (1)	2,184	265,247
KeyW Holding Corp. (The) (1)	3,749	25,081
Kratos Defense & Security Solutions, Inc. (1)(2)	7,415	104,477
Maxar Technologies Ltd. (2)	4,750	56,810
Mercury Systems, Inc. (1)	3,775	178,520
Moog, Inc., Class A	2,677	207,414
National Presto Industries, Inc.	420	49,106
Sparton Corp. (1)	882	16,044
Triumph Group, Inc.	4,259	48,978
Vectrus, Inc. (1)	813	17,545
Wesco Aircraft Holdings, Inc. (1)	4,699	37,122
		1,885,790

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (1)	5,010	114,278
Atlas Air Worldwide Holdings, Inc. (1)	1,930	81,427
Echo Global Logistics, Inc. (1)	2,286	46,474
Forward Air Corp.	2,396	131,421
Hub Group, Inc., Class A (1)	2,690	99,718
Radiant Logistics, Inc. (1)	2,087	8,870
		482,188

Airlines - 0.5%
Allegiant Travel Co.	1,085	108,739
Hawaiian Holdings, Inc.	4,284	113,140
Mesa Air Group, Inc. (1)	801	6,176
SkyWest, Inc.	4,287	190,643
Spirit Airlines, Inc. (1)	5,800	335,936
		754,634

Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (1)	8,943	99,267
Cooper Tire & Rubber Co.	4,233	136,853
Cooper-Standard Holding, Inc. (1)	1,470	91,316

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Dana, Inc.	12,507	170,470
Dorman Products, Inc. (1)	2,276	204,886
Fox Factory Holding Corp. (1)	3,008	177,081
Gentherm, Inc. (1)	2,898	115,862
LCI Industries	2,000	133,600
Modine Manufacturing Co. (1)	4,047	43,748
Motorcar Parts of America, Inc. (1)	1,400	23,296
Shiloh Industries, Inc. (1)	764	4,454
Standard Motor Products, Inc.	1,855	89,838
Stoneridge, Inc. (1)	2,174	53,589
Superior Industries International, Inc.	1,957	9,413
Tenneco, Inc., Class A	4,240	116,134
Tower International, Inc.	1,846	43,935
		1,513,742

Automobiles - 0.0% (3)
Winnebago Industries, Inc.	2,579	62,438

Banks - 9.1%
1st Constitution Bancorp	623	12,416
1st Source Corp.	1,262	50,909
Access National Corp.	1,047	22,333
ACNB Corp.	464	18,212
Allegiance Bancshares, Inc. (1)	856	27,709
Amalgamated Bank, Class A	808	15,756
American National Bankshares, Inc.	705	20,664
Ameris Bancorp	3,398	107,615
Ames National Corp.	756	19,218
Arrow Financial Corp.	1,094	35,030
Atlantic Capital Bancshares, Inc. (1)	1,833	30,006
Auburn National Bancorporation, Inc.	201	6,364
Banc of California, Inc. (2)	3,886	51,723
BancFirst Corp.	1,474	73,553
Bancorp, Inc. (The) (1)	4,384	34,897
BancorpSouth Bank	7,859	205,434
Bank of Commerce Holdings	1,360	14,906
Bank of Marin Bancorp	1,090	44,952
Bank of NT Butterfield & Son Ltd. (The)	4,538	142,266
Bank of Princeton (The)	486	13,559
Bankwell Financial Group, Inc.	446	12,805
Banner Corp.	2,588	138,406
Bar Harbor Bankshares	1,146	25,705
Baycom Corp. (1)	848	19,580
BCB Bancorp, Inc.	832	8,711
Berkshire Hills Bancorp, Inc.	3,404	91,806
Blue Hills Bancorp, Inc.	1,921	40,994
Boston Private Financial Holdings, Inc.	7,071	74,740

8 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bridge Bancorp, Inc.	1,543	39,331
Brookline Bancorp, Inc.	6,592	91,101
Bryn Mawr Bank Corp.	1,617	55,625
Business First Bancshares, Inc.	766	18,560
Byline Bancorp, Inc. (1)	1,418	23,624
C&F Financial Corp.	251	13,356
Cadence BanCorp	5,977	100,294
Cambridge Bancorp	320	26,640
Camden National Corp.	1,318	47,408
Capital Bancorp, Inc. (1)	525	5,990
Capital City Bank Group, Inc.	1,232	28,595
Capstar Financial Holdings, Inc.	756	11,136
Carolina Financial Corp.	1,663	49,208
Cathay General Bancorp	6,414	215,061
CB Financial Services, Inc.	399	9,887
CBTX, Inc. (2)	1,510	44,394
CenterState Bank Corp.	7,660	161,166
Central Pacific Financial Corp.	2,617	63,724
Central Valley Community Bancorp	682	12,869
Century Bancorp, Inc., Class A	277	18,761
Chemical Financial Corp.	5,896	215,853
Chemung Financial Corp.	245	10,121
Citizens & Northern Corp.	1,125	29,734
City Holding Co.	1,332	90,030
Civista Bancshares, Inc.	871	15,173
CNB Financial Corp.	1,282	29,422
Coastal Financial Corp. (1)	530	8,072
Codorus Valley Bancorp, Inc.	695	14,769
Columbia Banking System, Inc.	6,012	218,175
Community Bank System, Inc.	4,148	241,828
Community Bankers Trust Corp. (1)	1,884	13,602
Community Financial Corp. (The)	347	10,146
Community Trust Bancorp, Inc.	1,316	52,127
ConnectOne Bancorp, Inc.	2,307	42,610
County Bancorp, Inc.	375	6,514
Customers Bancorp, Inc. (1)	2,287	41,623
CVB Financial Corp.	9,305	188,240
Eagle Bancorp, Inc. (1)	2,641	128,643
Enterprise Bancorp, Inc.	790	25,406
Enterprise Financial Services Corp.	1,978	74,432
Equity Bancshares, Inc., Class A (1)	935	32,959
Esquire Financial Holdings, Inc. (1)	506	10,980
Evans Bancorp, Inc.	406	13,199
Farmers & Merchants Bancorp, Inc.	778	29,945
Farmers National Banc Corp.	1,937	24,677
FB Financial Corp.	1,361	47,662
FCB Financial Holdings, Inc., Class A (1)	3,537	118,772

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fidelity D&D Bancorp, Inc. (2)	249	15,981
Fidelity Southern Corp.	1,909	49,672
Financial Institutions, Inc.	1,134	29,144
First Bancorp / Southern Pines NC	2,504	81,781
First Bancorp, Inc. / ME	691	18,173
First BanCorp. / Puerto Rico	17,713	152,332
First Bancshares, Inc. (The)	1,032	31,218
First Bank / Hamilton	1,315	15,938
First Busey Corp.	3,623	88,908
First Business Financial Services, Inc.	708	13,813
First Choice Bancorp	529	11,955
First Commonwealth Financial Corp.	8,496	102,632
First Community Bankshares, Inc.	1,464	46,087
First Community Corp. / SC	613	11,911
First Financial Bancorp	8,144	193,176
First Financial Bankshares, Inc. (2)	5,513	318,045
First Financial Corp. / IN	992	39,829
First Financial Northwest, Inc.	708	10,953
First Foundation, Inc. (1)	3,136	40,329
First Guaranty Bancshares, Inc. (2)	375	8,704
First Internet Bancorp	680	13,899
First Interstate BancSystem, Inc., Class A	2,729	99,772
First Merchants Corp.	4,068	139,410
First Mid-Illinois Bancshares, Inc.	882	28,153
First Midwest Bancorp, Inc.	8,833	174,982
First Northwest Bancorp	864	12,813
First of Long Island Corp. (The)	2,051	40,917
First Savings Financial Group, Inc.	150	7,791
First United Corp.	582	9,265
Flushing Financial Corp.	2,270	48,873
Franklin Financial Network, Inc. (1)	950	25,051
Fulton Financial Corp.	14,217	220,079
FVCBankcorp, Inc. (1)(2)	150	2,642
German American Bancorp, Inc.	1,728	47,987
Glacier Bancorp, Inc.	6,919	274,131
Great Southern Bancorp, Inc.	940	43,268
Great Western Bancorp, Inc.	5,101	159,406
Green Bancorp, Inc.	2,056	35,240
Guaranty Bancorp	2,062	42,786
Guaranty Bancshares, Inc.	666	19,860
Hancock Whitney Corp.	7,187	249,030
Hanmi Financial Corp.	2,767	54,510
HarborOne Bancorp, Inc. (1)	1,232	19,576
Heartland Financial USA, Inc.	2,421	106,403
Heritage Commerce Corp.	3,178	36,039
Heritage Financial Corp. (2)	2,803	83,305
Hilltop Holdings, Inc.	6,020	107,337

10 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Home BancShares, Inc.	13,082	213,760
HomeTrust Bancshares, Inc.	1,500	39,270
Hope Bancorp, Inc.	9,898	117,390
Horizon Bancorp	3,088	48,729
Howard Bancorp, Inc. (1)	773	11,054
IBERIABANK Corp.	4,610	296,331
Independent Bank Corp.	1,586	33,338
Independent Bank Corp. / Rockland	2,235	157,143
Independent Bank Group, Inc.	1,681	76,939
International Bancshares Corp.	4,729	162,678
Investar Holding Corp.	717	17,782
Investors Bancorp, Inc.	20,815	216,476
Lakeland Bancorp, Inc.	3,940	58,351
Lakeland Financial Corp.	2,121	85,179
LCNB Corp.	686	10,393
LegacyTexas Financial Group, Inc.	4,150	133,173
Level One Bancorp, Inc.	116	2,602
Live Oak Bancshares, Inc. (2)	1,938	28,702
Macatawa Bank Corp.	2,061	19,827
MB Financial, Inc.	6,935	274,834
MBT Financial Corp.	1,386	12,890
Mercantile Bank Corp.	1,239	35,014
Metropolitan Bank Holding Corp. (1)	542	16,721
Mid Penn Bancorp, Inc.	399	9,185
Middlefield Banc Corp.	230	9,759
Midland States Bancorp, Inc.	1,739	38,849
MidSouth Bancorp, Inc.	780	8,268
MidWestOne Financial Group, Inc.	980	24,333
MutualFirst Financial, Inc.	424	11,266
MVB Financial Corp.	740	13,350
National Bank Holdings Corp., Class A	2,417	74,613
National Bankshares, Inc.	531	19,344
National Commerce Corp. (1)	1,452	52,272
NBT Bancorp, Inc.	3,663	126,703
Nicolet Bankshares, Inc. (1)	785	38,308
Northeast Bancorp	637	10,657
Northrim BanCorp, Inc.	525	17,257
Norwood Financial Corp.	502	16,566
Oak Valley Bancorp	573	10,486
OFG Bancorp	3,440	56,622
Ohio Valley Banc Corp.	358	12,670
Old Line Bancshares, Inc.	1,302	34,269
Old National Bancorp	12,485	192,269
Old Second Bancorp, Inc.	2,274	29,562
Opus Bank	1,820	35,654
Origin Bancorp, Inc. (2)	1,393	47,473
Orrstown Financial Services, Inc.	576	10,489

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pacific City Financial Corp.	976	15,274
Pacific Mercantile Bancorp (1)	1,193	8,530
Pacific Premier Bancorp, Inc. (1)	3,799	96,950
Park National Corp.	1,149	97,608
Parke Bancorp, Inc.	552	10,331
Peapack Gladstone Financial Corp.	1,336	33,640
Penns Woods Bancorp, Inc.	415	16,700
People’s Utah Bancorp	1,248	37,627
Peoples Bancorp of North Carolina, Inc.	408	9,980
Peoples Bancorp, Inc.	1,418	42,682
Peoples Financial Services Corp.	676	29,785
Preferred Bank / Los Angeles	1,057	45,821
Premier Financial Bancorp, Inc.	911	13,583
QCR Holdings, Inc.	1,089	34,946
RBB Bancorp	1,147	20,153
Reliant Bancorp, Inc. (2)	609	14,031
Renasant Corp.	4,017	121,233
Republic Bancorp, Inc., Class A	907	35,119
Republic First Bancorp, Inc. (1)	4,071	24,304
S&T Bancorp, Inc.	2,878	108,904
Sandy Spring Bancorp, Inc.	2,871	89,977
SB One Bancorp (2)	601	12,284
Seacoast Banking Corp. of Florida (1)	3,832	99,709
Select Bancorp, Inc. (1)	954	11,811
ServisFirst Bancshares, Inc.	3,980	126,843
Shore Bancshares, Inc.	977	14,206
Sierra Bancorp	987	23,718
Simmons First National Corp., Class A	7,638	184,305
SmartFinancial, Inc. (1)	629	11,492
South State Corp.	3,090	185,245
Southern First Bancshares, Inc. (1)	447	14,335
Southern National Bancorp of Virginia, Inc.	1,573	20,795
Southside Bancshares, Inc.	2,786	88,455
Spirit of Texas Bancshares, Inc. (1)(2)	771	17,563
State Bank Financial Corp.	3,294	71,117
Stock Yards Bancorp, Inc.	1,843	60,450
Summit Financial Group, Inc.	649	12,532
Tompkins Financial Corp.	1,253	93,988
TowneBank	5,463	130,839
TriCo Bancshares	2,032	68,661
TriState Capital Holdings, Inc. (1)	1,979	38,511
Triumph Bancorp, Inc. (1)	1,993	59,192
Trustmark Corp.	5,505	156,507
UMB Financial Corp.	3,745	228,333
Union Bankshares Corp.	5,323	150,268
Union Bankshares, Inc.	303	14,468
United Bankshares, Inc.	8,225	255,880

12 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Community Banks, Inc.	6,587	141,357
United Security Bancshares	1,143	10,950
Unity Bancorp, Inc.	677	14,055
Univest Corp. of Pennsylvania	2,279	49,158
Valley National Bancorp	26,810	238,073
Veritex Holdings, Inc. (1)	1,984	42,418
Washington Trust Bancorp, Inc.	1,232	58,557
WesBanco, Inc.	4,305	157,950
West BanCorp., Inc.	1,387	26,478
Westamerica BanCorp.	2,132	118,710
		14,400,010

Beverages - 0.3%
Boston Beer Company, Inc. (The), Class A (1)	712	171,478
Castle Brands, Inc. (1)	7,620	6,481
Celsius Holdings, Inc. (1)(2)	1,928	6,690
Coca-Cola Bottling Co. Consolidated	413	73,258
Craft Brew Alliance, Inc. (1)	855	12,235
MGP Ingredients, Inc. (2)	1,083	61,785
National Beverage Corp.	989	70,981
Primo Water Corp. (1)	2,722	38,135
		441,043

Biotechnology - 5.7%
Abeona Therapeutics, Inc. (1)(2)	2,704	19,307
ACADIA Pharmaceuticals, Inc. (1)	8,124	131,365
Acceleron Pharma, Inc. (1)(2)	3,252	141,625
Achaogen, Inc. (1)	2,546	3,132
Achillion Pharmaceuticals, Inc. (1)	10,118	16,088
Acorda Therapeutics, Inc. (1)	3,713	57,849
Adamas Pharmaceuticals, Inc. (1)(2)	1,883	16,081
ADMA Biologics, Inc. (1)	1,642	3,924
Aduro Biotech, Inc. (1)	5,545	14,639
Adverum Biotechnologies, Inc. (1)	4,398	13,854
Aeglea BioTherapeutics, Inc. (1)	1,379	10,329
Agenus, Inc. (1)(2)	5,577	13,273
AgeX Therapeutics, Inc. (1)(2)	600	1,794
Aimmune Therapeutics, Inc. (1)(2)	3,609	86,327
Akebia Therapeutics, Inc. (1)(2)	6,669	36,877
Albireo Pharma, Inc. (1)	688	16,877
Alder Biopharmaceuticals, Inc. (1)	4,871	49,928
Aldeyra Therapeutics, Inc. (1)	1,388	11,520
Allakos, Inc. (1)(2)	682	35,648
Allena Pharmaceuticals, Inc. (1)	460	2,507
Allogene Therapeutics, Inc. (1)	1,763	47,478
AMAG Pharmaceuticals, Inc. (1)	3,012	45,752
Amicus Therapeutics, Inc. (1)(2)	15,657	149,994

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
AnaptysBio, Inc. (1)	1,633	104,169
Apellis Pharmaceuticals, Inc. (1)	3,089	40,744
Aptinyx, Inc. (1)	1,097	18,144
Arbutus Biopharma Corp. (1)	2,944	11,276
Arcus Biosciences, Inc. (1)(2)	2,532	27,270
Ardelyx, Inc. (1)	2,393	4,283
Arena Pharmaceuticals, Inc. (1)	4,139	161,214
ArQule, Inc. (1)	7,731	21,415
Array BioPharma, Inc. (1)(2)	16,999	242,236
Arrowhead Pharmaceuticals, Inc. (1)(2)	7,256	90,119
Arsanis, Inc. (1)	392	909
Atara Biotherapeutics, Inc. (1)	3,329	115,649
Athenex, Inc. (1)(2)	3,528	44,770
Athersys, Inc. (1)(2)	11,234	16,177
Audentes Therapeutics, Inc. (1)	2,496	53,215
AVEO Pharmaceuticals, Inc. (1)	8,174	13,078
Avid Bioservices, Inc. (1)	4,695	19,249
Avrobio, Inc. (1)	502	8,358
Bellicum Pharmaceuticals, Inc. (1)	4,333	12,652
BioCryst Pharmaceuticals, Inc. (1)(2)	8,297	66,957
Biohaven Pharmaceutical Holding Co., Ltd. (1)	2,329	86,126
BioSpecifics Technologies Corp. (1)	496	30,058
BioTime, Inc. (1)(2)	6,005	5,483
Blueprint Medicines Corp. (1)	3,442	185,558
Calithera Biosciences, Inc. (1)	2,688	10,779
Calyxt, Inc. (1)(2)	700	7,252
Cara Therapeutics, Inc. (1)	2,765	35,945
CareDx, Inc. (1)	2,924	73,509
CASI Pharmaceuticals, Inc. (1)(2)	4,345	17,467
Catalyst Biosciences, Inc. (1)	991	7,819
Catalyst Pharmaceuticals, Inc. (1)(2)	9,063	17,401
Celcuity, Inc. (1)(2)	240	5,758
Cellular Biomedicine Group, Inc. (1)(2)	958	16,918
ChemoCentryx, Inc. (1)	2,120	23,129
Chimerix, Inc. (1)	3,539	9,095
Clovis Oncology, Inc. (1)	3,967	71,247
Cohbar, Inc. (1)	2,016	6,270
Coherus Biosciences, Inc. (1)(2)	3,902	35,313
Concert Pharmaceuticals, Inc. (1)	1,527	19,164
Constellation Pharmaceuticals, Inc. (1)	200	802
Corbus Pharmaceuticals Holdings, Inc. (1)(2)	3,888	22,706
Corvus Pharmaceuticals, Inc. (1)	1,216	4,463
Crinetics Pharmaceuticals, Inc. (1)	574	17,214
CTI BioPharma Corp. (1)(2)	4,450	3,265
Cue Biopharma, Inc. (1)(2)	1,576	7,407
Cytokinetics, Inc. (1)(2)	3,647	23,049
CytomX Therapeutics, Inc. (1)	3,239	48,909

14 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Deciphera Pharmaceuticals, Inc. (1)	700	14,693
Denali Therapeutics, Inc. (1)(2)	3,705	76,545
Dicerna Pharmaceuticals, Inc. (1)	3,620	38,698
Dynavax Technologies Corp. (1)	5,186	47,452
Eagle Pharmaceuticals, Inc. (1)	867	34,931
Editas Medicine, Inc. (1)(2)	3,601	81,923
Eidos Therapeutics, Inc. (1)(2)	500	6,880
Emergent BioSolutions, Inc. (1)	3,733	221,292
Enanta Pharmaceuticals, Inc. (1)	1,395	98,808
Epizyme, Inc. (1)	4,180	25,749
Equillium, Inc. (1)	425	3,468
Esperion Therapeutics, Inc. (1)(2)	1,993	91,678
Evelo Biosciences, Inc. (1)	373	4,853
Fate Therapeutics, Inc. (1)(2)	4,100	52,603
Fennec Pharmaceuticals, Inc. (1)	914	5,831
FibroGen, Inc. (1)	6,232	288,417
Five Prime Therapeutics, Inc. (1)	2,790	25,947
Flexion Therapeutics, Inc. (1)(2)	2,654	30,043
Fortress Biotech, Inc. (1)(2)	2,656	2,284
Forty Seven, Inc. (1)(2)	625	9,825
G1 Therapeutics, Inc. (1)(2)	1,618	30,985
Genomic Health, Inc. (1)	1,734	111,687
Geron Corp. (1)	13,270	13,270
Global Blood Therapeutics, Inc. (1)(2)	4,051	166,294
GlycoMimetics, Inc. (1)	2,997	28,382
Gritstone Oncology, Inc. (1)(2)	570	8,806
GTx, Inc. (1)(2)	403	314
Halozyme Therapeutics, Inc. (1)	10,685	156,322
Heron Therapeutics, Inc. (1)	5,671	147,106
Homology Medicines, Inc. (1)	864	19,319
Idera Pharmaceuticals, Inc. (1)	1,498	4,149
Immune Design Corp. (1)	2,948	3,832
ImmunoGen, Inc. (1)	11,811	56,693
Immunomedics, Inc. (1)	11,693	166,859
Inovio Pharmaceuticals, Inc. (1)(2)	6,941	27,764
Insmed, Inc. (1)	6,347	83,273
Insys Therapeutics, Inc. (1)(2)	1,760	6,160
Intellia Therapeutics, Inc. (1)	2,581	35,231
Intercept Pharmaceuticals, Inc. (1)(2)	1,808	182,228
Intrexon Corp. (1)(2)	5,972	39,057
Invitae Corp. (1)	5,418	59,923
Iovance Biotherapeutics, Inc. (1)	8,758	77,508
Ironwood Pharmaceuticals, Inc. (1)(2)	11,821	122,466
Jounce Therapeutics, Inc. (1)	1,233	4,155
Kadmon Holdings, Inc. (1)(2)	5,939	12,353
Karyopharm Therapeutics, Inc. (1)(2)	4,019	37,658
Kezar Life Sciences, Inc. (1)(2)	410	9,676

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Kindred Biosciences, Inc. (1)	2,568	28,120
Kiniksa Pharmaceuticals Ltd., Class A (1)(2)	535	15,028
Kodiak Sciences, Inc. (1)	785	5,573
Kura Oncology, Inc. (1)(2)	2,350	32,994
La Jolla Pharmaceutical Co. (1)	1,535	14,475
Lexicon Pharmaceuticals, Inc. (1)	3,782	25,112
Ligand Pharmaceuticals, Inc. (1)(2)	1,744	236,661
LogicBio Therapeutics, Inc. (1)	670	6,968
Loxo Oncology, Inc. (1)	2,213	309,975
MacroGenics, Inc. (1)	3,254	41,326
Madrigal Pharmaceuticals, Inc. (1)	598	67,407
Magenta Therapeutics, Inc. (1)(2)	330	1,881
MannKind Corp. (1)(2)	11,365	12,047
MediciNova, Inc. (1)(2)	3,274	26,749
MeiraGTx Holdings plc (1)(2)	275	2,651
Mersana Therapeutics, Inc. (1)	944	3,852
Minerva Neurosciences, Inc. (1)	2,206	14,868
Miragen Therapeutics, Inc. (1)	1,109	3,360
Mirati Therapeutics, Inc. (1)(2)	1,566	66,430
Molecular Templates, Inc. (1)	723	2,921
Momenta Pharmaceuticals, Inc. (1)	6,446	71,164
Mustang Bio, Inc. (1)	1,620	4,763
Myriad Genetics, Inc. (1)	5,525	160,612
NantKwest, Inc. (1)	2,681	3,110
Natera, Inc. (1)	2,682	37,441
Neon Therapeutics, Inc. (1)	485	2,440
NewLink Genetics Corp. (1)	1,605	2,440
Novavax, Inc. (1)	32,730	60,223
Nymox Pharmaceutical Corp. (1)(2)	2,502	3,278
OPKO Health, Inc. (1)(2)	26,562	79,952
Organovo Holdings, Inc. (1)(2)	8,100	7,752
Ovid Therapeutics, Inc. (1)	443	1,072
Palatin Technologies, Inc. (1)	16,946	12,005
PDL BioPharma, Inc. (1)	12,664	36,726
Pfenex, Inc. (1)	1,821	5,809
Pieris Pharmaceuticals, Inc. (1)	3,015	8,020
PolarityTE, Inc. (1)	503	6,785
Portola Pharmaceuticals, Inc. (1)	5,426	105,915
Principia Biopharma, Inc. (1)	475	13,010
Progenics Pharmaceuticals, Inc. (1)	5,871	24,658
Proteostasis Therapeutics, Inc. (1)(2)	2,293	7,429
Prothena Corp. plc (1)	3,249	33,465
PTC Therapeutics, Inc. (1)	3,919	134,500
Puma Biotechnology, Inc. (1)(2)	2,522	51,323
Ra Pharmaceuticals, Inc. (1)(2)	1,195	21,749
Radius Health, Inc. (1)	3,266	53,856
Recro Pharma, Inc. (1)	1,196	8,492

16 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
REGENXBIO, Inc. (1)(2)	2,605	109,280
Repligen Corp. (1)	3,200	168,768
Replimune Group, Inc. (1)(2)	616	6,160
Retrophin, Inc. (1)	3,493	79,047
Rhythm Pharmaceuticals, Inc. (1)	1,016	27,310
Rigel Pharmaceuticals, Inc. (1)	12,610	29,003
Rocket Pharmaceuticals, Inc. (1)(2)	1,870	27,713
Rubius Therapeutics, Inc. (1)(2)	1,003	16,128
Sangamo Therapeutics, Inc. (1)	8,265	94,882
Savara, Inc. (1)	2,257	17,085
Scholar Rock Holding Corp. (1)(2)	513	11,784
Selecta Biosciences, Inc. (1)	1,029	2,737
Seres Therapeutics, Inc. (1)(2)	1,389	6,278
Solid Biosciences, Inc. (1)	1,002	26,854
Sorrento Therapeutics, Inc. (1)(2)	7,245	17,388
Spark Therapeutics, Inc. (1)(2)	2,622	102,625
Spectrum Pharmaceuticals, Inc. (1)(2)	8,414	73,622
Spero Therapeutics, Inc. (1)	500	3,075
Spring Bank Pharmaceuticals, Inc. (1)	1,085	11,273
Stemline Therapeutics, Inc. (1)(2)	1,930	18,335
Surface Oncology, Inc. (1)	567	2,404
Sutro Biopharma, Inc. (1)	525	4,735
Syndax Pharmaceuticals, Inc. (1)	1,000	4,450
Synergy Pharmaceuticals, Inc. (1)	19,906	2,267
Synlogic, Inc. (1)(2)	1,223	8,573
Syros Pharmaceuticals, Inc. (1)(2)	2,602	14,493
T2 Biosystems, Inc. (1)(2)	2,618	7,880
TG Therapeutics, Inc. (1)(2)	4,898	20,082
Tocagen, Inc. (1)	1,527	12,537
Translate Bio, Inc. (1)(2)	750	5,625
Twist Bioscience Corp. (1)	420	9,698
Tyme Technologies, Inc. (1)(2)	6,120	22,583
Ultragenyx Pharmaceutical, Inc. (1)(2)	3,953	171,876
UNITY Biotechnology, Inc. (1)(2)	2,053	33,382
Unum Therapeutics, Inc. (1)	276	1,214
Vanda Pharmaceuticals, Inc. (1)	4,281	111,863
Veracyte, Inc. (1)	2,344	29,488
Verastem, Inc. (1)(2)	5,019	16,864
Vericel Corp. (1)(2)	3,341	58,133
Viking Therapeutics, Inc. (1)(2)	4,271	32,673
Vital Therapies, Inc. (1)(2)	2,566	478
Voyager Therapeutics, Inc. (1)	1,721	16,177
Xencor, Inc. (1)	3,865	139,758
XOMA Corp. (1)(2)	495	6,262
Y-mAbs Therapeutics, Inc. (1)	575	11,695

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Zafgen, Inc. (1)	2,005	9,925
ZIOPHARM Oncology, Inc. (1)	10,966	20,506
		9,064,903

Building Products - 1.1%
AAON, Inc.	3,489	122,324
Advanced Drainage Systems, Inc.	3,084	74,787
American Woodmark Corp. (1)	1,194	66,482
Apogee Enterprises, Inc.	2,452	73,192
Armstrong Flooring, Inc. (1)	1,823	21,584
Builders FirstSource, Inc. (1)	9,570	104,409
Caesarstone Ltd.	1,950	26,481
Continental Building Products, Inc. (1)	3,099	78,869
CSW Industrials, Inc. (1)	1,308	63,242
Gibraltar Industries, Inc. (1)	2,724	96,947
Griffon Corp.	2,639	27,578
Insteel Industries, Inc.	1,366	33,166
JELD-WEN Holding, Inc. (1)(2)	5,765	81,921
Masonite International Corp. (1)	2,269	101,719
NCI Building Systems, Inc. (1)	3,510	25,447
Patrick Industries, Inc. (1)	1,955	57,888
PGT Innovations, Inc. (1)	4,125	65,381
Quanex Building Products Corp.	3,015	40,974
Simpson Manufacturing Co., Inc.	3,460	187,290
Trex Co., Inc. (1)	4,927	292,467
Universal Forest Products, Inc.	5,136	133,331
		1,775,479

Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A	1,962	14,205
Artisan Partners Asset Management, Inc., Class A	3,911	86,472
Ashford, Inc. (1)	73	3,789
Associated Capital Group, Inc., Class A	224	7,892
B. Riley Financial, Inc. (2)	1,801	25,574
Blucora, Inc. (1)	3,911	104,189
BrightSphere Investment Group plc	6,685	71,396
Cohen & Steers, Inc.	1,874	64,316
Cowen, Inc., Class A (1)	2,148	28,654
Diamond Hill Investment Group, Inc.	250	37,362
Donnelley Financial Solutions, Inc. (1)	2,855	40,056
Federated Investors, Inc., Class B	8,020	212,931
Focus Financial Partners, Inc., Class A (1)	1,551	40,838
GAIN Capital Holdings, Inc. (2)	3,144	19,367
GAMCO Investors, Inc., Class A	342	5,776
Greenhill & Co., Inc.	1,714	41,822
Hamilton Lane, Inc., Class A	1,211	44,807
Houlihan Lokey, Inc.	2,706	99,581

18 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
INTL. FCStone, Inc. (1)	1,181	43,201
Investment Technology Group, Inc.	2,642	79,894
Ladenburg Thalmann Financial Services, Inc.	8,462	19,716
Moelis & Co., Class A	3,659	125,796
Oppenheimer Holdings, Inc., Class A	932	23,813
Piper Jaffray Cos.	1,194	78,613
PJT Partners, Inc., Class A	1,588	61,551
Pzena Investment Management, Inc., Class A	1,231	10,648
Safeguard Scientifics, Inc. (1)	1,902	16,395
Siebert Financial Corp. (1)	596	8,618
Silvercrest Asset Management Group, Inc., Class A	548	7,250
Stifel Financial Corp.	5,788	239,739
Value Line, Inc.	91	2,367
Virtus Investment Partners, Inc.	589	46,784
Waddell & Reed Financial, Inc., Class A	6,858	123,993
Westwood Holdings Group, Inc.	603	20,502
WisdomTree Investments, Inc.	9,928	66,021
		1,923,928

Chemicals - 1.8%
Advanced Emissions Solutions, Inc. (2)	1,851	19,528
AdvanSix, Inc. (1)	2,631	64,039
AgroFresh Solutions, Inc. (1)(2)	1,715	6,500
American Vanguard Corp.	2,506	38,066
Amyris, Inc. (1)(2)	2,003	6,690
Balchem Corp.	2,718	212,955
Chase Corp.	627	62,731
Ferro Corp. (1)	7,188	112,708
Flotek Industries, Inc. (1)	4,728	5,153
FutureFuel Corp.	1,874	29,722
GCP Applied Technologies, Inc. (1)	5,997	147,226
Hawkins, Inc.	749	30,672
HB Fuller Co.	4,330	184,761
Ingevity Corp. (1)	3,544	296,597
Innophos Holdings, Inc.	1,613	39,567
Innospec, Inc.	2,039	125,929
Intrepid Potash, Inc. (1)	8,313	21,614
Koppers Holdings, Inc. (1)	1,811	30,859
Kraton Corp. (1)	2,659	58,073
Kronos Worldwide, Inc.	1,877	21,623
Livent Corp. (1)	1,984	27,379
LSB Industries, Inc. (1)	1,588	8,766
Marrone Bio Innovations, Inc. (1)	4,928	7,244
Minerals Technologies, Inc.	2,994	153,712
OMNOVA Solutions, Inc. (1)	3,910	28,660
PolyOne Corp.	6,798	194,423
PQ Group Holdings, Inc. (1)	3,089	45,748

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Quaker Chemical Corp.	1,117	198,502
Rayonier Advanced Materials, Inc. (2)	4,190	44,623
Sensient Technologies Corp.	3,523	196,760
Stepan Co.	1,696	125,504
Trecora Resources (1)	1,798	14,024
Tredegar Corp.	2,145	34,020
Trinseo SA	3,620	165,724
Tronox Ltd., Class A	7,808	60,746
Valhi, Inc.	1,474	2,845
		2,823,693

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	5,683	182,481
ACCO Brands Corp.	8,823	59,820
Advanced Disposal Services, Inc. (1)	5,991	143,425
Brady Corp., Class A	3,952	171,754
BrightView Holdings, Inc. (1)	2,037	20,798
Brink’s Co. (The)	4,191	270,948
Casella Waste Systems, Inc., Class A (1)	3,332	94,929
CECO Environmental Corp. (1)	2,281	15,397
Charah Solutions, Inc. (1)	610	5,094
Cimpress NV (1)	1,851	191,430
CompX International, Inc.	124	1,688
Covanta Holding Corp.	9,669	129,758
Deluxe Corp.	3,829	147,187
Ennis, Inc.	2,271	43,717
Essendant, Inc.	2,957	37,199
Healthcare Services Group, Inc.	6,074	244,053
Heritage-Crystal Clean, Inc. (1)	1,244	28,624
Herman Miller, Inc.	5,172	156,453
HNI Corp.	3,661	129,709
Interface, Inc.	5,094	72,590
Kimball International, Inc., Class B	2,797	39,689
Knoll, Inc.	4,151	68,408
LSC Communications, Inc.	2,936	20,552
Matthews International Corp., Class A	2,488	101,063
McGrath RentCorp	2,018	103,887
Mobile Mini, Inc.	3,826	121,476
MSA Safety, Inc.	2,816	265,464
Multi-Color Corp.	1,200	42,108
NL Industries, Inc. (1)	532	1,867
PICO Holdings, Inc. (1)	1,974	18,042
Pitney Bowes, Inc.	15,446	91,286
Quad / Graphics, Inc.	2,476	30,504
RR Donnelley & Sons Co.	6,159	24,390
SP Plus Corp. (1)	1,895	55,978
Steelcase, Inc., Class A	7,435	110,261

20 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Team, Inc. (1)	2,411	35,321
Tetra Tech, Inc.	4,620	239,177
UniFirst Corp.	1,305	186,706
US Ecology, Inc.	1,886	118,780
Viad Corp.	1,775	88,910
VSE Corp.	650	19,442
		3,930,365

Communications Equipment - 1.6%
Acacia Communications, Inc. (1)	2,413	91,694
ADTRAN, Inc.	4,115	44,195
Aerohive Networks, Inc. (1)	1,801	5,871
Applied Optoelectronics, Inc. (1)(2)	1,515	23,377
CalAmp Corp. (1)	3,105	40,396
Calix, Inc. (1)	3,092	30,147
Casa Systems, Inc. (1)	2,241	29,424
Ciena Corp. (1)	12,039	408,243
Clearfield, Inc. (1)	1,022	10,138
Comtech Telecommunications Corp.	1,754	42,692
DASAN Zhone Solutions, Inc. (1)	513	7,136
Digi International, Inc. (1)	2,313	23,338
Extreme Networks, Inc. (1)	9,584	58,463
Finisar Corp. (1)	9,795	211,572
Harmonic, Inc. (1)	5,980	28,226
Infinera Corp. (1)	13,303	53,079
InterDigital, Inc.	2,888	191,850
KVH Industries, Inc. (1)	1,491	15,342
Lumentum Holdings, Inc. (1)(2)	6,120	257,101
NETGEAR, Inc. (1)	2,672	139,024
NetScout Systems, Inc. (1)	6,378	150,712
Plantronics, Inc.	2,716	89,900
Quantenna Communications, Inc. (1)	2,962	42,505
Ribbon Communications, Inc. (1)	4,404	21,227
ViaSat, Inc. (1)(2)	4,556	268,576
Viavi Solutions, Inc. (1)	19,339	194,357
		2,478,585

Construction & Engineering - 1.0%
Aegion Corp. (1)	2,830	46,186
Ameresco, Inc., Class A (1)	1,452	20,473
Argan, Inc.	1,155	43,705
Comfort Systems USA, Inc.	3,048	133,137
Dycom Industries, Inc. (1)	2,549	137,748
EMCOR Group, Inc.	4,838	288,780
Granite Construction, Inc.	3,643	146,740
Great Lakes Dredge & Dock Corp. (1)	5,123	33,914
HC2 Holdings, Inc. (1)	3,578	9,446

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
IES Holdings, Inc. (1)	610	9,486
Infrastructure and Energy Alternatives, Inc. (1)	1,410	11,548
KBR, Inc.	11,969	181,689
MasTec, Inc. (1)	5,283	214,278
MYR Group, Inc. (1)	1,170	32,959
Northwest Pipe Co. (1)	837	19,494
NV5 Global, Inc. (1)	775	46,926
Orion Group Holdings, Inc. (1)	2,350	10,081
Primoris Services Corp.	3,477	66,515
Sterling Construction Co., Inc. (1)	2,268	24,699
Tutor Perini Corp. (1)	3,186	50,880
Willscot Corp. (1)	2,728	25,698
		1,554,382

Construction Materials - 0.1%
Forterra, Inc. (1)(2)	1,612	6,061
Summit Materials, Inc., Class A (1)(2)	9,531	118,185
United States Lime & Minerals, Inc.	156	11,076
US Concrete, Inc. (1)(2)	1,337	47,169
		182,491

Consumer Finance - 0.7%
Curo Group Holdings Corp. (1)(2)	974	9,243
Elevate Credit, Inc. (1)	1,265	5,667
Encore Capital Group, Inc. (1)	2,107	49,514
Enova International, Inc. (1)	2,903	56,492
EZCORP, Inc., Class A (1)	4,319	33,386
FirstCash, Inc.	3,573	258,507
Green Dot Corp., Class A (1)	4,013	319,114
LendingClub Corp. (1)	26,066	68,554
Nelnet, Inc., Class A	1,533	80,237
PRA Group, Inc. (1)	3,720	90,656
Regional Management Corp. (1)	935	22,487
World Acceptance Corp. (1)	500	51,130
		1,044,987

Containers & Packaging - 0.1%
Greif, Inc., Class A	2,211	82,050
Greif, Inc., Class B	446	19,802
Myers Industries, Inc.	2,705	40,873
UFP Technologies, Inc. (1)	499	14,990
		157,715

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,796	88,257
Funko, Inc., Class A (1)	900	11,835

22 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Weyco Group, Inc.	562	16,394
		116,486

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (1)	4,967	235,038
American Public Education, Inc. (1)	1,323	37,653
Career Education Corp. (1)	5,930	67,721
Carriage Services, Inc.	1,152	17,856
Chegg, Inc. (1)	8,873	252,171
Houghton Mifflin Harcourt Co. (1)	9,080	80,449
K12, Inc. (1)	3,081	76,378
Laureate Education, Inc., Class A (1)	6,569	100,111
Regis Corp. (1)	3,158	53,528
Sotheby’s (1)	3,109	123,552
Strategic Education, Inc.	1,687	191,339
Weight Watchers International, Inc. (1)	3,213	123,861
		1,359,657

Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA	2,614	45,222
Cannae Holdings, Inc. (1)	5,606	95,975
FGL Holdings (1)	11,884	79,148
Marlin Business Services Corp.	795	17,752
On Deck Capital, Inc. (1)	3,739	22,060
		260,157

Diversified Telecommunication Services - 0.5%
ATN International, Inc.	816	58,369
Cincinnati Bell, Inc. (1)	3,835	29,836
Cogent Communications Holdings, Inc.	3,590	162,304
Consolidated Communications Holdings, Inc.	5,584	55,170
Frontier Communications Corp. (2)	8,904	21,192
Intelsat SA (1)	4,634	99,121
Iridium Communications, Inc. (1)(2)	8,007	147,729
Ooma, Inc. (1)	1,488	20,653
ORBCOMM, Inc. (1)	5,583	46,116
pdvWireless, Inc. (1)	782	29,239
Vonage Holdings Corp. (1)	18,939	165,337
Windstream Holdings, Inc. (1)(2)	3,346	6,993
		842,059

Electric Utilities - 1.1%
ALLETE, Inc.	4,295	327,365
El Paso Electric Co.	3,374	169,139
IDACORP, Inc.	4,125	383,872
MGE Energy, Inc.	2,834	169,927
Otter Tail Corp.	3,182	157,954

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
PNM Resources, Inc.	6,412	263,469
Portland General Electric Co.	7,322	335,714
Spark Energy, Inc., Class A	1,012	7,519
		1,814,959

Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	482	21,541
Atkore International Group, Inc. (1)	3,386	67,178
AZZ, Inc.	2,237	90,285
Babcock & Wilcox Enterprises, Inc. (1)	2,775	1,083
Encore Wire Corp.	1,601	80,338
Energous Corp. (1)(2)	1,605	9,293
EnerSys	3,559	276,214
Enphase Energy, Inc. (1)(2)	6,624	31,332
FuelCell Energy, Inc. (1)(2)	8,365	4,605
Generac Holdings, Inc. (1)	5,185	257,695
Plug Power, Inc. (1)(2)	19,616	24,324
Powell Industries, Inc.	811	20,283
Preformed Line Products Co.	222	12,044
Sunrun, Inc. (1)	7,461	81,250
Thermon Group Holdings, Inc. (1)	2,669	54,127
TPI Composites, Inc. (1)(2)	1,211	29,766
Vicor Corp. (1)	1,422	53,737
Vivint Solar, Inc. (1)(2)	1,800	6,858
		1,121,953

Electronic Equipment, Instruments & Components - 2.4%
Anixter International, Inc. (1)	2,505	136,047
Arlo Technologies, Inc. (1)(2)	977	9,750
AVX Corp.	3,566	54,382
Badger Meter, Inc.	2,464	121,253
Bel Fuse, Inc., Class B	968	17,831
Belden, Inc.	3,395	141,809
Benchmark Electronics, Inc.	3,994	84,593
Control4 Corp. (1)	2,143	37,717
CTS Corp.	2,562	66,330
Daktronics, Inc.	2,960	21,904
Electro Scientific Industries, Inc. (1)	2,738	82,030
ePlus, Inc. (1)	1,064	75,725
Fabrinet (1)	3,011	154,494
FARO Technologies, Inc. (1)	1,341	54,498
Fitbit, Inc., Class A (1)(2)	16,812	83,556
II-VI, Inc. (1)	5,140	166,844
Insight Enterprises, Inc. (1)	2,991	121,883
Iteris, Inc. (1)	2,069	7,717
Itron, Inc. (1)	2,889	136,621
KEMET Corp.	4,697	82,385

24 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Kimball Electronics, Inc. (1)	2,097	32,483
Knowles Corp. (1)	7,626	101,502
Maxwell Technologies, Inc. (1)	2,454	5,080
Mesa Laboratories, Inc. (2)	273	56,890
Methode Electronics, Inc.	2,959	68,915
MTS Systems Corp.	1,475	59,192
Napco Security Technologies, Inc. (1)	1,045	16,459
nLight, Inc. (1)(2)	1,840	32,715
Novanta, Inc. (1)	2,830	178,290
OSI Systems, Inc. (1)	1,376	100,861
PAR Technology Corp. (1)	873	18,988
Park Electrochemical Corp.	1,804	32,598
PC Connection, Inc.	756	22,476
Plexus Corp. (1)	2,731	139,500
Rogers Corp. (1)	1,584	156,911
Sanmina Corp. (1)	5,713	137,455
ScanSource, Inc. (1)	2,089	71,820
SYNNEX Corp.	3,517	284,314
Tech Data Corp. (1)	3,189	260,892
TTM Technologies, Inc. (1)	8,112	78,930
Vishay Intertechnology, Inc.	11,320	203,873
Vishay Precision Group, Inc. (1)	1,011	30,563
		3,748,076

Energy Equipment & Services - 1.1%
Archrock, Inc.	10,193	76,346
Basic Energy Services, Inc. (1)	1,528	5,868
Bristow Group, Inc. (1)	2,689	6,534
C&J Energy Services, Inc. (1)	5,518	74,493
Cactus, Inc., Class A (1)	3,064	83,984
CARBO Ceramics, Inc. (1)	1,515	5,272
Covia Holdings Corp. (1)(2)	2,723	9,313
Dawson Geophysical Co. (1)	1,845	6,236
Diamond Offshore Drilling, Inc. (1)(2)	5,679	53,610
Dril-Quip, Inc. (1)	3,073	92,282
Era Group, Inc. (1)	1,735	15,164
Exterran Corp. (1)	2,624	46,445
Forum Energy Technologies, Inc. (1)	6,985	28,848
Frank’s International NV (1)	6,452	33,679
FTS International, Inc. (1)	2,704	19,225
Helix Energy Solutions Group, Inc. (1)	11,574	62,615
Independence Contract Drilling, Inc. (1)	2,336	7,288
ION Geophysical Corp. (1)	954	4,942
Keane Group, Inc. (1)	4,505	36,851
Key Energy Services, Inc. (1)	906	1,875
KLX Energy Services Holdings, Inc. (1)	1,703	39,935
Liberty Oilfield Services, Inc., Class A (2)	3,659	47,384

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 25

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mammoth Energy Services, Inc. (2)	1,056	18,987
Matrix Service Co. (1)	2,252	40,401
McDermott International, Inc. (1)	15,081	98,630
Natural Gas Services Group, Inc. (1)	1,066	17,525
NCS Multistage Holdings, Inc. (1)	969	4,932
Newpark Resources, Inc. (1)	7,671	52,700
Nine Energy Service, Inc. (1)	1,242	27,995
Noble Corp. plc (1)(2)	21,442	56,178
Nuverra Environmental Solutions, Inc. (1)	99	812
Oceaneering International, Inc. (1)	7,995	96,740
Oil States International, Inc. (1)	5,061	72,271
PHI, Inc. (1)(2)	1,085	2,007
Pioneer Energy Services Corp. (1)	5,200	6,396
Profire Energy, Inc. (1)(2)	2,116	3,068
ProPetro Holding Corp. (1)(2)	5,771	71,099
Quintana Energy Services, Inc. (1)	520	1,799
RigNet, Inc. (1)	1,109	14,018
Rowan Companies plc, Class A (1)	10,600	88,934
SEACOR Holdings, Inc. (1)	1,397	51,689
SEACOR Marine Holdings, Inc. (1)	1,248	14,676
Select Energy Services, Inc., Class A (1)	3,794	23,978
Smart Sand, Inc. (1)(2)	1,879	4,171
Solaris Oilfield Infrastructure, Inc., Class A (2)	2,541	30,721
Superior Energy Services, Inc. (1)	13,369	44,786
TETRA Technologies, Inc. (1)	9,415	15,817
Tidewater, Inc. (1)(2)	2,421	46,314
Unit Corp. (1)	4,371	62,418
US Silica Holdings, Inc.	6,531	66,486
		1,793,737

Entertainment - 0.5%
AMC Entertainment Holdings, Inc., Class A (2)	3,946	48,457
Eros International plc (1)(2)	2,968	24,605
Glu Mobile, Inc. (1)	9,287	74,946
IMAX Corp. (1)	4,366	82,124
Liberty Media Corp-Liberty Braves, Class A (1)	713	17,782
Liberty Media Corp-Liberty Braves, Class C (1)	3,012	74,969
LiveXLive Media, Inc. (1)(2)	401	1,985
Marcus Corp. (The)	1,417	55,972
Pandora Media, Inc. (1)	20,690	167,382
Reading International, Inc., Class A (1)	1,506	21,897
Rosetta Stone, Inc. (1)	1,504	24,666
World Wrestling Entertainment, Inc., Class A	3,520	263,014
		857,799

26 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Equity Real Estate Investment Trusts (REITs) - 6.3%
Acadia Realty Trust	6,593	156,650
Agree Realty Corp.	2,776	164,117
Alexander & Baldwin, Inc.	5,720	105,134
Alexander’s, Inc.	184	56,072
American Assets Trust, Inc.	3,378	135,694
Americold Realty Trust	7,406	189,149
Armada Hoffler Properties, Inc.	3,925	55,185
Ashford Hospitality Trust, Inc.	6,276	25,104
Bluerock Residential Growth REIT, Inc.	1,454	13,115
Braemar Hotels & Resorts, Inc.	2,002	17,878
BRT Apartments Corp.	682	7,802
CareTrust REIT, Inc.	6,329	116,833
CatchMark Timber Trust, Inc., Class A	3,692	26,213
CBL & Associates Properties, Inc.	14,116	27,103
Cedar Realty Trust, Inc.	7,099	22,291
Chatham Lodging Trust	3,800	67,184
Chesapeake Lodging Trust	5,134	125,013
City Office REIT, Inc.	2,990	30,647
Clipper Realty, Inc.	1,313	17,161
Community Healthcare Trust, Inc.	1,465	42,236
CoreCivic, Inc.	9,800	174,734
CorEnergy Infrastructure Trust, Inc. (2)	821	27,159
CorePoint Lodging, Inc.	3,663	44,872
Cousins Properties, Inc.	35,581	281,090
DiamondRock Hospitality Co.	16,505	149,865
Easterly Government Properties, Inc.	4,821	75,593
EastGroup Properties, Inc.	2,915	267,393
Essential Properties Realty Trust, Inc.	2,933	40,593
Farmland Partners, Inc. (2)	2,798	12,703
First Industrial Realty Trust, Inc.	10,407	300,346
Four Corners Property Trust, Inc.	5,646	147,925
Franklin Street Properties Corp. (2)	9,022	56,207
Front Yard Residential Corp.	4,415	38,543
GEO Group, Inc. (The)	10,121	199,384
Getty Realty Corp.	2,646	77,819
Gladstone Commercial Corp.	2,047	36,682
Gladstone Land Corp.	1,115	12,800
Global Medical REIT, Inc.	1,307	11,619
Global Net Lease, Inc.	5,678	100,046
Government Properties Income Trust	8,106	55,688
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,061	77,362
Healthcare Realty Trust, Inc.	10,336	293,956
Hersha Hospitality Trust	3,227	56,602
Independence Realty Trust, Inc.	7,263	66,674
Industrial Logistics Properties Trust	5,414	106,484
InfraREIT, Inc. (1)	3,727	78,342

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 27

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Innovative Industrial Properties, Inc. (2)	554	25,146
Investors Real Estate Trust	989	48,550
iStar, Inc. (2)	5,663	51,930
Jernigan Capital, Inc.	1,483	29,393
Kite Realty Group Trust	6,589	92,839
Lexington Realty Trust	17,733	145,588
LTC Properties, Inc.	3,456	144,046
Mack-Cali Realty Corp.	7,712	151,078
MedEquities Realty Trust, Inc.	2,516	17,209
Monmouth Real Estate Investment Corp.	7,225	89,590
National Health Investors, Inc.	3,368	254,419
National Storage Affiliates Trust	4,691	124,124
New Senior Investment Group, Inc.	7,208	29,697
NexPoint Residential Trust, Inc.	1,463	51,278
NorthStar Realty Europe Corp.	3,827	55,645
One Liberty Properties, Inc.	1,012	24,511
Pebblebrook Hotel Trust	11,393	322,536
Pennsylvania Real Estate Investment Trust	5,900	35,046
Physicians Realty Trust	14,836	237,821
Piedmont Office Realty Trust, Inc., Class A	10,600	180,624
PotlatchDeltic Corp.	5,595	177,026
Preferred Apartment Communities, Inc., Class A	3,317	46,637
PS Business Parks, Inc.	1,703	223,093
QTS Realty Trust, Inc., Class A	4,209	155,943
Retail Opportunity Investments Corp.	9,292	147,557
Rexford Industrial Realty, Inc.	7,542	222,263
RLJ Lodging Trust	14,536	238,390
RPT Realty	6,804	81,308
Ryman Hospitality Properties, Inc.	3,736	249,154
Sabra Health Care REIT, Inc. (2)	14,986	246,969
Safety Income & Growth, Inc.	882	16,590
Saul Centers, Inc.	978	46,181
Select Income REIT	7,378	54,302
Seritage Growth Properties REIT, Class A (2)	2,736	88,455
Spirit MTA REIT	3,524	25,126
STAG Industrial, Inc.	8,107	201,702
Summit Hotel Properties, Inc.	8,982	87,395
Sunstone Hotel Investors, Inc.	18,974	246,852
Tanger Factory Outlet Centers, Inc.	7,419	150,012
Terreno Realty Corp.	4,565	160,551
Tier REIT, Inc.	4,188	86,398
UMH Properties, Inc.	2,445	28,949
Universal Health Realty Income Trust	1,113	68,305
Urban Edge Properties	8,983	149,297
Urstadt Biddle Properties, Inc., Class A	2,285	43,918
Washington Prime Group, Inc. (2)	16,051	78,008
Washington Real Estate Investment Trust	6,781	155,963

28 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Whitestone REIT	3,231	39,612
Xenia Hotels & Resorts, Inc.	9,363	161,044
		9,979,132

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	2,192	65,519
BJ’s Wholesale Club Holdings, Inc. (1)(2)	5,786	128,218
Chefs’ Warehouse, Inc. (The) (1)	1,833	58,619
Ingles Markets, Inc., Class A	1,087	29,588
Natural Grocers by Vitamin Cottage, Inc. (1)	875	13,414
Performance Food Group Co. (1)	8,343	269,229
PriceSmart, Inc.	1,788	105,671
Rite Aid Corp. (1)	87,000	61,622
Smart & Final Stores, Inc. (1)	1,874	8,883
SpartanNash Co.	3,190	54,804
United Natural Foods, Inc. (1)	4,050	42,889
Village Super Market, Inc., Class A	640	17,113
Weis Markets, Inc.	747	35,692
		891,261

Food Products - 1.1%
Alico, Inc.	267	7,877
B&G Foods, Inc.	5,223	150,997
Cal-Maine Foods, Inc.	2,448	103,550
Calavo Growers, Inc.	1,337	97,548
Darling Ingredients, Inc. (1)	13,576	261,202
Dean Foods Co.	7,914	30,152
Farmer Bros Co. (1)	847	19,761
Fresh Del Monte Produce, Inc.	2,531	71,551
Freshpet, Inc. (1)	2,152	69,208
Hostess Brands, Inc. (1)	8,294	90,736
J&J Snack Foods Corp.	1,240	179,292
John B. Sanfilippo & Son, Inc.	716	39,853
Lancaster Colony Corp.	1,572	278,024
Landec Corp. (1)	2,282	27,019
Limoneira Co.	1,228	24,007
Sanderson Farms, Inc.	1,728	171,573
Seneca Foods Corp., Class A (1)	594	16,763
Simply Good Foods Co. (The) (1)	5,116	96,692
Tootsie Roll Industries, Inc.	1,569	52,405
		1,788,210

Gas Utilities - 1.1%
Chesapeake Utilities Corp.	1,388	112,844
New Jersey Resources Corp.	7,271	332,067
Northwest Natural Holding Co.	2,294	138,695
ONE Gas, Inc.	4,345	345,862

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 29

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
RGC Resources, Inc.	587	17,587
South Jersey Industries, Inc.	7,169	199,298
Southwest Gas Holdings, Inc.	4,026	307,989
Spire, Inc.	4,040	299,283
		1,753,625

Health Care Equipment & Supplies - 3.5%
Accuray, Inc. (1)	6,420	21,892
AngioDynamics, Inc. (1)	3,206	64,537
Anika Therapeutics, Inc. (1)	1,202	40,399
Antares Pharma, Inc. (1)	12,612	34,305
AtriCure, Inc. (1)	2,794	85,496
Atrion Corp.	110	81,519
Avanos Medical, Inc. (1)	3,913	175,263
AxoGen, Inc. (1)(2)	2,668	54,507
Axonics Modulation Technologies, Inc. (1)	570	8,613
Cardiovascular Systems, Inc. (1)	2,803	79,857
Cerus Corp. (1)	10,738	54,442
CONMED Corp.	2,086	133,921
CryoLife, Inc. (1)	3,149	89,369
CryoPort, Inc. (1)	2,090	23,053
Cutera, Inc. (1)	1,118	19,028
CytoSorbents Corp. (1)(2)	2,668	21,557
ElectroCore, Inc. (1)(2)	480	3,005
Endologix, Inc. (1)	7,000	5,012
FONAR Corp. (1)	535	10,828
GenMark Diagnostics, Inc. (1)	3,729	18,123
Glaukos Corp. (1)	2,754	154,692
Globus Medical, Inc., Class A (1)	6,051	261,887
Haemonetics Corp. (1)	4,317	431,916
Helius Medical Technologies, Inc. (1)(2)	1,518	13,905
Heska Corp. (1)	514	44,255
Inogen, Inc. (1)	1,440	178,805
Integer Holdings Corp. (1)	2,583	196,980
IntriCon Corp. (1)	564	14,878
Invacare Corp.	2,498	10,741
iRadimed Corp. (1)(2)	282	6,898
iRhythm Technologies, Inc. (1)	1,981	137,640
Lantheus Holdings, Inc. (1)	3,109	48,656
LeMaitre Vascular, Inc.	1,302	30,779
LivaNova plc (1)	4,059	371,277
Meridian Bioscience, Inc.	3,556	61,732
Merit Medical Systems, Inc. (1)	4,386	244,783
Natus Medical, Inc. (1)	2,809	95,590
Neogen Corp. (1)	4,194	239,058
Neuronetics, Inc. (1)(2)	526	10,178
Nevro Corp. (1)	2,432	94,581

30 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Novocure Ltd. (1)(2)	6,033	201,985
NuVasive, Inc. (1)	4,291	212,662
Nuvectra Corp. (1)	1,129	18,448
NxStage Medical, Inc. (1)	5,498	157,353
OraSure Technologies, Inc. (1)	4,811	56,192
Orthofix Medical, Inc. (1)	1,448	76,006
OrthoPediatrics Corp. (1)	400	13,952
Oxford Immunotec Global plc (1)	1,917	24,499
Pulse Biosciences, Inc. (1)	800	9,168
Quidel Corp. (1)	2,752	134,353
Rockwell Medical, Inc. (1)	3,471	7,844
RTI Surgical, Inc. (1)	4,427	16,380
SeaSpine Holdings Corp. (1)	1,048	19,116
Senseonics Holdings, Inc. (1)(2)	7,040	18,234
SI-BONE, Inc. (1)	690	14,414
Sientra, Inc. (1)	2,102	26,716
STAAR Surgical Co. (1)	3,475	110,887
SurModics, Inc. (1)	1,145	54,113
Tactile Systems Technology, Inc. (1)(2)	1,512	68,872
Tandem Diabetes Care, Inc. (1)	4,137	157,082
TransEnterix, Inc. (1)(2)	12,517	28,288
Utah Medical Products, Inc.	296	24,592
Vapotherm, Inc. (1)	380	7,581
Varex Imaging Corp. (1)	3,308	78,333
ViewRay, Inc. (1)(2)	4,356	26,441
Wright Medical Group NV (1)	10,340	281,455
		5,518,923

Health Care Providers & Services - 1.8%
AAC Holdings, Inc. (1)	500	700
Addus HomeCare Corp. (1)	779	52,879
Amedisys, Inc. (1)	2,220	259,984
American Renal Associates Holdings, Inc. (1)	680	7,834
AMN Healthcare Services, Inc. (1)	3,800	215,308
Apollo Medical Holdings, Inc. (1)	272	5,399
BioScrip, Inc. (1)	9,711	34,668
BioTelemetry, Inc. (1)	2,654	158,497
Brookdale Senior Living, Inc. (1)	15,634	104,748
Capital Senior Living Corp. (1)	2,506	17,041
Civitas Solutions, Inc. (1)	1,020	17,860
Community Health Systems, Inc. (1)	8,353	23,555
CorVel Corp. (1)	831	51,289
Cross Country Healthcare, Inc. (1)	2,877	21,088
Diplomat Pharmacy, Inc. (1)(2)	4,672	62,885
Ensign Group, Inc. (The)	3,978	154,307
Genesis Healthcare, Inc. (1)(2)	2,829	3,338
Guardant Health, Inc. (1)	1,196	44,958

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 31

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
HealthEquity, Inc. (1)(2)	4,563	272,183
LHC Group, Inc. (1)	2,455	230,475
Magellan Health, Inc. (1)	1,968	111,959
National HealthCare Corp.	985	77,273
National Research Corp., Class A	705	26,889
Owens & Minor, Inc.	5,393	34,138
Patterson Cos., Inc.	6,599	129,736
PetIQ, Inc. (1)(2)	843	19,785
Providence Service Corp. (The) (1)	931	55,879
Quorum Health Corp. (1)	2,427	7,014
R1 RCM, Inc. (1)	8,804	69,992
RadNet, Inc. (1)	2,930	29,798
Select Medical Holdings Corp. (1)	9,219	141,512
Surgery Partners, Inc. (1)(2)	1,656	16,212
Tenet Healthcare Corp. (1)	6,799	116,535
Tivity Health, Inc. (1)(2)	3,207	79,566
Triple-S Management Corp., Class B (1)	1,643	28,572
US Physical Therapy, Inc.	1,039	106,342
		2,790,198

Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (1)	14,810	142,768
Castlight Health, Inc., Class B (1)	5,617	12,189
Computer Programs & Systems, Inc.	938	23,544
Evolent Health, Inc., Class A (1)	5,757	114,852
HealthStream, Inc.	2,005	48,421
HMS Holdings Corp. (1)	6,914	194,491
Inovalon Holdings, Inc., Class A (1)(2)	5,504	78,047
Inspire Medical Systems, Inc. (1)	611	25,815
Medidata Solutions, Inc. (1)	4,744	319,840
NantHealth, Inc. (1)	548	298
NextGen Healthcare, Inc. (1)	4,587	69,493
Omnicell, Inc. (1)	3,219	197,132
Simulations Plus, Inc.	960	19,104
Tabula Rasa HealthCare, Inc. (1)	1,412	90,029
Teladoc Health, Inc. (1)(2)	5,572	276,204
Vocera Communications, Inc. (1)(2)	2,455	96,604
		1,708,831

Hotels, Restaurants & Leisure - 2.8%
BBX Capital Corp.	5,432	31,125
Belmond Ltd., Class A (1)	7,456	186,624
Biglari Holdings, Inc., Class A (1)	8	4,701
Biglari Holdings, Inc., Class B (1)	80	9,086
BJ’s Restaurants, Inc.	1,671	84,503
Bloomin’ Brands, Inc.	6,931	123,996
Bluegreen Vacations Corp. (2)	637	8,236

32 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bojangles’, Inc. (1)	1,522	24,474
Boyd Gaming Corp.	6,857	142,489
Brinker International, Inc.	3,201	140,780
Carrols Restaurant Group, Inc. (1)	3,096	30,465
Century Casinos, Inc. (1)	1,662	12,282
Cheesecake Factory, Inc. (The)	3,461	150,588
Churchill Downs, Inc.	989	241,257
Chuy’s Holdings, Inc. (1)	1,271	22,548
Cracker Barrel Old Country Store, Inc. (2)	1,603	256,256
Dave & Buster’s Entertainment, Inc.	3,322	148,028
Del Frisco’s Restaurant Group, Inc. (1)	3,154	22,551
Del Taco Restaurants, Inc. (1)	2,895	28,921
Denny’s Corp. (1)	4,997	81,001
Dine Brands Global, Inc.	1,363	91,784
Drive Shack, Inc. (1)	5,300	20,776
El Pollo Loco Holdings, Inc. (1)	1,580	23,969
Eldorado Resorts, Inc. (1)(2)	5,343	193,470
Empire Resorts, Inc. (1)	270	2,735
Fiesta Restaurant Group, Inc. (1)	2,070	32,106
Golden Entertainment, Inc. (1)	1,501	24,046
Habit Restaurants, Inc. (The), Class A (1)	1,773	18,617
International Speedway Corp., Class A	2,154	94,475
J. Alexander’s Holdings, Inc. (1)	1,066	8,773
Jack in the Box, Inc.	2,286	177,462
Lindblad Expeditions Holdings, Inc. (1)	1,767	23,784
Marriott Vacations Worldwide Corp.	3,312	233,529
Monarch Casino & Resort, Inc. (1)	917	34,974
Nathan’s Famous, Inc.	237	15,749
Noodles & Co. (1)	970	6,780
Papa John’s International, Inc.	1,738	69,190
Penn National Gaming, Inc. (1)	8,928	168,114
Planet Fitness, Inc., Class A (1)	7,399	396,734
PlayAGS, Inc. (1)	1,838	42,274
Potbelly Corp. (1)	1,684	13,556
RCI Hospitality Holdings, Inc.	797	17,797
Red Lion Hotels Corp. (1)	1,106	9,069
Red Robin Gourmet Burgers, Inc. (1)	1,090	29,125
Red Rock Resorts, Inc., Class A (2)	5,966	121,170
Ruth’s Hospitality Group, Inc.	2,317	52,665
Scientific Games Corp., Class A (1)(2)	4,584	81,962
SeaWorld Entertainment, Inc. (1)	4,345	95,981
Shake Shack, Inc., Class A (1)	1,927	87,524
Speedway Motorsports, Inc.	1,049	17,067
Texas Roadhouse, Inc.	5,653	337,484
Town Sports International Holdings, Inc. (1)	1,228	7,859
Wingstop, Inc.	2,416	155,083
		4,455,594

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 33

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	830	16,633
Beazer Homes USA, Inc. (1)	2,686	25,463
Cavco Industries, Inc. (1)	750	97,785
Century Communities, Inc. (1)	2,337	40,337
Ethan Allen Interiors, Inc.	1,924	33,843
Flexsteel Industries, Inc.	560	12,365
GoPro, Inc., Class A (1)(2)	8,727	37,003
Green Brick Partners, Inc. (1)	1,909	13,821
Hamilton Beach Brands Holding Co., Class A	584	13,701
Helen of Troy Ltd. (1)	2,231	292,663
Hooker Furniture Corp.	834	21,968
Hovnanian Enterprises, Inc., Class A (1)	9,758	6,674
Installed Building Products, Inc. (1)	1,894	63,809
iRobot Corp. (1)	2,219	185,819
KB Home	7,206	137,635
La-Z-Boy, Inc.	3,892	107,847
LGI Homes, Inc. (1)(2)	1,518	68,644
Lifetime Brands, Inc.	858	8,606
Lovesac Co. (The) (1)	300	6,882
M / I Homes, Inc. (1)	2,260	47,505
MDC Holdings, Inc.	3,875	108,926
Meritage Homes Corp. (1)	3,303	121,286
New Home Co., Inc. (The) (1)	775	4,053
Purple Innovation, Inc. (1)	356	2,097
Roku, Inc. (1)(2)	3,600	110,304
Skyline Champion Corp.	2,383	35,006
Sonos, Inc. (1)	1,321	12,972
Taylor Morrison Home Corp., Class A (1)	9,400	149,460
TopBuild Corp. (1)	3,024	136,080
TRI Pointe Group, Inc. (1)(2)	11,765	128,591
Tupperware Brands Corp.	4,279	135,088
Turtle Beach Corp. (1)	694	9,903
Universal Electronics, Inc. (1)	1,223	30,917
Vuzix Corp. (1)(2)	2,084	10,024
William Lyon Homes, Class A (1)	2,707	28,938
ZAGG, Inc. (1)	2,279	22,289
		2,284,937

Household Products - 0.2%
Central Garden & Pet Co. (1)	789	27,181
Central Garden & Pet Co., Class A (1)	3,454	107,937
Oil-Dri Corp. of America	406	10,759
WD-40 Co.	1,138	208,550
		354,427

34 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (1)(2)	10,236	22,212
Clearway Energy, Inc., Class A	2,663	45,058
Clearway Energy, Inc., Class C	5,481	94,547
Ormat Technologies, Inc.	3,359	175,676
Pattern Energy Group, Inc., Class A	6,822	127,026
TerraForm Power, Inc., Class A	6,070	68,105
		532,624

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,174	114,867

Insurance - 2.7%
Ambac Financial Group, Inc. (1)	3,798	65,478
American Equity Investment Life Holding Co.	7,661	214,048
AMERISAFE, Inc.	1,636	92,745
Argo Group International Holdings Ltd.	2,702	181,710
Citizens, Inc. (1)	3,380	25,418
CNO Financial Group, Inc.	13,523	201,222
Crawford & Co., Class B	933	8,397
Donegal Group, Inc., Class A	916	12,499
eHealth, Inc. (1)	1,593	61,203
EMC Insurance Group, Inc.	745	23,728
Employers Holdings, Inc.	2,669	112,018
Enstar Group Ltd. (1)	983	164,721
FBL Financial Group, Inc., Class A	766	50,288
FedNat Holding Co.	1,014	20,199
Genworth Financial, Inc., Class A (1)	43,475	202,594
Global Indemnity Ltd.	810	29,346
Goosehead Insurance, Inc., Class A (1)(2)	744	19,560
Greenlight Capital Re Ltd., Class A (1)(2)	2,647	22,817
Hallmark Financial Services, Inc. (1)	1,205	12,881
HCI Group, Inc.	611	31,045
Health Insurance Innovations, Inc., Class A (1)(2)	983	26,276
Heritage Insurance Holdings, Inc.	1,906	28,056
Horace Mann Educators Corp.	3,502	131,150
Independence Holding Co.	394	13,869
Investors Title Co.	111	19,611
James River Group Holdings Ltd.	2,155	78,744
Kemper Corp.	4,335	287,757
Kingstone Cos., Inc.	796	14,081
Kinsale Capital Group, Inc.	1,696	94,230
Maiden Holdings Ltd.	5,756	9,497
MBIA, Inc. (1)	8,169	72,867
National General Holdings Corp.	5,186	125,553
National Western Life Group, Inc., Class A	193	58,035
Navigators Group, Inc. (The)	1,783	123,901

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 35

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
NI Holdings, Inc. (1)	903	14,204
Primerica, Inc.	3,614	353,124
ProAssurance Corp.	4,418	179,194
Protective Insurance Corp., Class B	853	14,202
RLI Corp.	3,285	226,632
Safety Insurance Group, Inc.	1,242	101,608
Selective Insurance Group, Inc.	4,910	299,215
State Auto Financial Corp.	1,338	45,546
Stewart Information Services Corp.	1,974	81,724
Third Point Reinsurance Ltd. (1)	7,030	67,769
Tiptree, Inc., Class A	2,311	12,919
Trupanion, Inc. (1)	1,971	50,182
United Fire Group, Inc.	1,866	103,470
United Insurance Holdings Corp.	1,483	24,647
Universal Insurance Holdings, Inc.	2,530	95,938
		4,305,918

Interactive Media & Services - 0.5%
Care.com, Inc. (1)	1,247	24,080
Cargurus, Inc. (1)	4,086	137,821
Cars.com, Inc. (1)	5,846	125,689
Liberty TripAdvisor Holdings, Inc., Class A (1)	6,271	99,646
Meet Group, Inc. (The) (1)(2)	5,878	27,215
QuinStreet, Inc. (1)	2,943	47,765
Travelzoo, Inc. (1)	416	4,089
TrueCar, Inc. (1)	7,838	71,012
Yelp, Inc. (1)	6,820	238,632
		775,949

Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com, Inc., Class A (1)	2,081	25,451
Duluth Holdings, Inc., Class B (1)(2)	634	15,996
Etsy, Inc. (1)	9,959	473,750
Gaia, Inc. (1)(2)	1,050	10,878
Groupon, Inc. (1)	36,777	117,686
Lands’ End, Inc. (1)(2)	879	12,491
Leaf Group Ltd. (1)	1,040	7,124
Liberty Expedia Holdings, Inc., Class A (1)	4,550	177,950
Liquidity Services, Inc. (1)	2,122	13,093
Nutrisystem, Inc.	2,608	114,439
Overstock.com, Inc. (1)	1,867	25,354
PetMed Express, Inc.	1,778	41,356
Quotient Technology, Inc. (1)	6,468	69,078
Remark Holdings, Inc. (1)(2)	2,607	3,154
Shutterfly, Inc. (1)	2,825	113,735

36 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Shutterstock, Inc.	1,515	54,555
Stamps.com, Inc. (1)	1,448	225,367
		1,501,457

IT Services - 1.9%
Brightcove, Inc. (1)	2,425	17,072
CACI International, Inc., Class A (1)	2,050	295,262
Carbonite, Inc. (1)	2,527	63,832
Cardtronics plc, Class A (1)	3,306	85,956
Cass Information Systems, Inc.	1,244	65,833
ConvergeOne Holdings, Inc.	1,956	24,215
CSG Systems International, Inc.	2,770	88,003
Endurance International Group Holdings, Inc. (1)	5,998	39,887
Everi Holdings, Inc. (1)	5,591	28,794
EVERTEC, Inc.	5,077	145,710
Evo Payments, Inc., Class A (1)	1,979	48,822
Exela Technologies, Inc. (1)	4,038	15,708
ExlService Holdings, Inc. (1)	2,811	147,915
GTT Communications, Inc. (1)	3,635	86,004
Hackett Group, Inc. (The)	1,931	30,915
I3 Verticals, Inc., Class A (1)(2)	636	15,328
Information Services Group, Inc. (1)	2,421	10,265
Internap Corp. (1)(2)	1,753	7,275
Limelight Networks, Inc. (1)	9,183	21,488
LiveRamp Holdings, Inc. (1)(2)	6,468	249,859
ManTech International Corp., Class A	2,262	118,291
MAXIMUS, Inc.	5,312	345,758
MoneyGram International, Inc. (1)	2,614	5,228
NIC, Inc.	5,484	68,440
Perficient, Inc. (1)	2,876	64,020
Perspecta, Inc.	12,000	206,640
PFSweb, Inc. (1)	1,362	6,987
Presidio, Inc.	2,664	34,765
PRGX Global, Inc. (1)	1,817	17,207
Science Applications International Corp.	3,479	221,612
ServiceSource International, Inc. (1)	5,266	5,687
Sykes Enterprises, Inc. (1)	3,342	82,648
Travelport Worldwide Ltd.	10,900	170,258
TTEC Holdings, Inc.	1,255	35,855
Tucows, Inc., Class A (1)	790	47,447
Unisys Corp. (1)	3,852	44,799
Virtusa Corp. (1)	2,429	103,451
		3,067,236

Leisure Products - 0.4%
Acushnet Holdings Corp.	2,689	56,657
American Outdoor Brands Corp. (1)	4,733	60,866

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 37

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Callaway Golf Co.	8,143	124,588
Clarus Corp.	1,804	18,256
Escalade, Inc.	888	10,168
Johnson Outdoors, Inc., Class A	405	23,790
Malibu Boats, Inc., Class A (1)	1,736	60,413
Marine Products Corp.	813	13,748
MasterCraft Boat Holdings, Inc. (1)	1,615	30,200
Nautilus, Inc. (1)	2,675	29,158
Sturm Ruger & Co., Inc.	1,458	77,595
Vista Outdoor, Inc. (1)	5,021	56,988
YETI Holdings, Inc. (1)	1,400	20,776
		583,203

Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (1)(2)	2,287	26,300
Cambrex Corp. (1)	2,752	103,916
ChromaDex Corp. (1)	3,310	11,353
Codexis, Inc. (1)	4,127	68,921
Enzo Biochem, Inc. (1)	3,092	8,596
Fluidigm Corp. (1)	2,221	19,145
Harvard Bioscience, Inc. (1)	2,884	9,171
Luminex Corp.	3,221	74,437
Medpace Holdings, Inc. (1)	1,808	95,697
NanoString Technologies, Inc. (1)	2,083	30,891
NeoGenomics, Inc. (1)	5,232	65,976
Pacific Biosciences of California, Inc. (1)	10,109	74,807
Quanterix Corp. (1)(2)	420	7,690
Syneos Health, Inc. (1)	5,148	202,574
		799,474

Machinery - 3.5%
Actuant Corp., Class A	5,083	106,692
Alamo Group, Inc.	815	63,016
Albany International Corp., Class A	2,473	154,389
Altra Industrial Motion Corp.	5,117	128,693
Astec Industries, Inc.	1,870	56,455
Barnes Group, Inc.	3,944	211,477
Blue Bird Corp. (1)	1,311	23,847
Briggs & Stratton Corp.	3,442	45,021
Chart Industries, Inc. (1)	2,569	167,062
CIRCOR International, Inc. (2)	1,323	28,180
Columbus McKinnon Corp.	1,673	50,424
Commercial Vehicle Group, Inc. (1)	2,209	12,591
DMC Global, Inc.	1,092	38,351
Douglas Dynamics, Inc.	1,724	61,874
Eastern Co. (The)	490	11,848
Energy Recovery, Inc. (1)(2)	2,683	18,057

38 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
EnPro Industries, Inc.	1,761	105,836
ESCO Technologies, Inc.	2,195	144,760
Evoqua Water Technologies Corp. (1)	6,364	61,094
Federal Signal Corp.	4,825	96,018
Franklin Electric Co., Inc.	3,978	170,577
FreightCar America, Inc. (1)	1,042	6,971
Gencor Industries, Inc. (1)	603	6,615
Global Brass & Copper Holdings, Inc.	1,904	47,886
Gorman-Rupp Co. (The)	1,373	44,499
Graham Corp.	863	19,711
Greenbrier Cos., Inc. (The)	2,628	103,911
Harsco Corp. (1)	6,801	135,068
Hillenbrand, Inc.	5,117	194,088
Hurco Cos., Inc.	529	18,885
Hyster-Yale Materials Handling, Inc.	907	56,198
John Bean Technologies Corp.	2,558	183,690
Kadant, Inc.	952	77,550
Kennametal, Inc.	6,794	226,104
LB Foster Co., Class A (1)	731	11,623
Lindsay Corp.	920	88,550
Lydall, Inc. (1)	1,313	26,667
Manitex International, Inc. (1)	1,323	7,515
Manitowoc Co., Inc. (The) (1)	2,727	40,278
Meritor, Inc. (1)	6,745	114,058
Milacron Holdings Corp. (1)	5,788	68,819
Miller Industries, Inc.	1,050	28,350
Mueller Industries, Inc.	4,894	114,324
Mueller Water Products, Inc., Class A	13,464	122,522
Navistar International Corp. (1)	4,102	106,447
NN, Inc.	2,378	15,956
Omega Flex, Inc.	248	13,409
Park-Ohio Holdings Corp.	726	22,281
Proto Labs, Inc. (1)	2,312	260,771
RBC Bearings, Inc. (1)	1,959	256,825
REV Group, Inc.	2,574	19,331
Rexnord Corp. (1)	8,796	201,868
Spartan Motors, Inc.	2,591	18,733
SPX Corp. (1)	3,739	104,729
SPX FLOW, Inc. (1)	3,637	110,638
Standex International Corp.	1,097	73,697
Sun Hydraulics Corp.	2,322	77,067
Tennant Co.	1,548	80,666
Titan International, Inc.	3,947	18,393
TriMas Corp. (1)	3,997	109,078
Twin Disc, Inc. (1)	749	11,048
Wabash National Corp.	5,241	68,552

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 39

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Watts Water Technologies, Inc., Class A	2,402	155,001
Woodward, Inc.	4,454	330,888
		5,555,522

Marine - 0.1%
Costamare, Inc.	3,142	13,793
Eagle Bulk Shipping, Inc. (1)	3,373	15,550
Genco Shipping & Trading Ltd. (1)	675	5,326
Matson, Inc.	3,522	112,774
Safe Bulkers, Inc. (1)	4,225	7,521
Scorpio Bulkers, Inc.	4,249	23,497
		178,461

Media - 1.3%
Beasley Broadcast Group, Inc., Class A	429	1,609
Boston Omaha Corp., Class A (1)	425	9,945
Cardlytics, Inc. (1)(2)	460	4,982
Central European Media Enterprises Ltd., Class A (1)	6,603	18,356
Clear Channel Outdoor Holdings, Inc., Class A	3,136	16,276
Daily Journal Corp. (1)	88	20,592
Emerald Expositions Events, Inc.	2,053	25,334
Entercom Communications Corp., Class A	10,833	61,856
Entravision Communications Corp., Class A	5,618	16,348
EW Scripps Co. (The), Class A	3,793	59,664
Fluent, Inc. (1)	1,183	4,259
Gannett Co., Inc. (2)	10,154	86,614
Gray Television, Inc. (1)	6,791	100,099
Hemisphere Media Group, Inc. (1)	1,449	17,591
Liberty Latin America Ltd., Class A (1)	3,700	53,576
Liberty Latin America Ltd., Class C (1)	9,482	138,153
Loral Space & Communications, Inc. (1)	1,011	37,660
MDC Partners, Inc., Class A (1)	4,777	12,468
Meredith Corp.	3,302	171,506
MSG Networks, Inc., Class A (1)	4,763	112,216
National CineMedia, Inc.	6,430	41,666
New Media Investment Group, Inc.	4,995	57,792
New York Times Co. (The), Class A	10,749	239,595
Nexstar Media Group, Inc., Class A (2)	3,718	292,384
Saga Communications, Inc., Class A	394	13,093
Scholastic Corp.	2,336	94,047
Sinclair Broadcast Group, Inc., Class A	5,587	147,162
TechTarget, Inc. (1)	1,656	20,220
TEGNA, Inc.	18,200	197,834
Tribune Publishing Co. (1)	1,415	16,046
WideOpenWest, Inc. (1)	1,802	12,848
		2,101,791

40 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Metals & Mining - 1.1%
AK Steel Holding Corp. (1)	27,698	62,321
Allegheny Technologies, Inc. (1)(2)	10,475	228,041
Carpenter Technology Corp.	3,994	142,226
Century Aluminum Co. (1)	4,377	31,996
Cleveland-Cliffs, Inc. (1)	25,102	193,034
Coeur Mining, Inc. (1)	15,243	68,136
Commercial Metals Co.	9,924	158,983
Compass Minerals International, Inc. (2)	2,841	118,441
Ferroglobe Representation & Warranty Insurance Trust (1)(4)	5,015	0
Gold Resource Corp.	3,896	15,584
Haynes International, Inc.	1,062	28,037
Hecla Mining Co.	37,808	89,227
Kaiser Aluminum Corp.	1,334	119,113
Materion Corp.	1,555	69,959
Olympic Steel, Inc.	846	12,072
Ramaco Resources, Inc. (1)	430	2,129
Ryerson Holding Corp. (1)	965	6,118
Schnitzer Steel Industries, Inc., Class A	2,273	48,983
SunCoke Energy, Inc. (1)	5,034	43,041
Synalloy Corp.	692	11,480
Tahoe Resources, Inc. (1)	26,000	94,900
TimkenSteel Corp. (1)	3,081	26,928
Universal Stainless & Alloy Products, Inc. (1)	585	9,483
Warrior Met Coal, Inc. (2)	3,399	81,950
Worthington Industries, Inc.	3,679	128,176
		1,790,358

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AG Mortgage Investment Trust, Inc.	2,395	38,152
Anworth Mortgage Asset Corp.	8,089	32,680
Apollo Commercial Real Estate Finance, Inc. (2)	10,292	171,465
Arbor Realty Trust, Inc.	5,305	53,421
Ares Commercial Real Estate Corp.	2,562	33,408
ARMOUR Residential REIT, Inc.	3,552	72,816
Blackstone Mortgage Trust, Inc., Class A (2)	9,177	292,379
Capstead Mortgage Corp.	8,250	55,028
Cherry Hill Mortgage Investment Corp.	1,030	18,066
Colony Credit Real Estate, Inc.	6,877	108,588
Dynex Capital, Inc.	3,496	19,997
Exantas Capital Corp. (2)	2,766	27,715
Granite Point Mortgage Trust, Inc.	3,660	65,990
Great Ajax Corp.	1,009	12,158
Invesco Mortgage Capital, Inc.	9,724	140,804
KKR Real Estate Finance Trust, Inc.	1,449	27,748
Ladder Capital Corp.	7,131	110,317
New York Mortgage Trust, Inc.	11,360	66,910

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 41

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Orchid Island Capital, Inc. (2)	3,691	23,586
PennyMac Mortgage Investment Trust	5,125	95,428
Ready Capital Corp.	1,486	20,551
Redwood Trust, Inc.	6,587	99,266
TPG RE Finance Trust, Inc.	2,646	48,369
Western Asset Mortgage Capital Corp.	3,699	30,850
		1,665,692

Multi-Utilities - 0.5%
Avista Corp. (2)	5,439	231,049
Black Hills Corp.	4,468	280,501
NorthWestern Corp.	4,199	249,588
Unitil Corp.	1,083	54,843
		815,981

Multiline Retail - 0.3%
Big Lots, Inc.	3,466	100,237
Dillard’s, Inc., Class A	920	55,485
J.C. Penney Co., Inc. (1)	27,238	28,327
Ollie’s Bargain Outlet Holdings, Inc. (1)	4,147	275,817
		459,866

Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (1)	12,335	13,445
Adams Resources & Energy, Inc.	189	7,316
Alta Mesa Resources, Inc. (1)(2)	8,216	8,216
Approach Resources, Inc. (1)(2)	3,777	3,294
Arch Coal, Inc., Class A	1,530	126,975
Ardmore Shipping Corp. (1)	2,717	12,688
Berry Petroleum Corp. (2)	1,085	9,494
Bonanza Creek Energy, Inc. (1)	1,784	36,875
California Resources Corp. (1)(2)	3,768	64,207
Callon Petroleum Co. (1)(2)	18,975	123,148
Carrizo Oil & Gas, Inc. (1)	7,191	81,186
Clean Energy Fuels Corp. (1)	11,983	20,611
Cloud Peak Energy, Inc. (1)	6,492	2,378
CONSOL Energy, Inc. (1)	2,417	76,643
CVR Energy, Inc.	1,233	42,514
Delek US Holdings, Inc.	6,987	227,147
Denbury Resources, Inc. (1)	38,168	65,267
DHT Holdings, Inc.	7,166	28,091
Dorian LPG Ltd. (1)	2,207	12,867
Earthstone Energy, Inc., Class A (1)	1,654	7,476
Eclipse Resources Corp. (1)(2)	4,808	5,048
Energy Fuels, Inc. (1)	5,894	16,798
EP Energy Corp., Class A (1)	3,016	2,111
Evolution Petroleum Corp.	1,370	9,343

42 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Frontline Ltd. (1)(2)	6,759	37,377
GasLog Ltd.	3,212	52,870
Golar LNG Ltd.	7,867	171,186
Goodrich Petroleum Corp. (1)	727	9,815
Green Plains, Inc.	3,369	44,168
Gulfport Energy Corp. (1)	14,500	94,975
Halcon Resources Corp. (1)(2)	11,000	18,700
Hallador Energy Co.	1,408	7,139
HighPoint Resources Corp. (1)	8,393	20,899
International Seaways, Inc. (1)	1,660	27,954
Isramco, Inc. (1)	85	10,073
Jagged Peak Energy, Inc. (1)(2)	4,878	44,487
Laredo Petroleum, Inc. (1)	12,700	45,974
Lilis Energy, Inc. (1)	3,755	5,144
Matador Resources Co. (1)	8,752	135,919
Midstates Petroleum Co., Inc. (1)	983	7,382
NACCO Industries, Inc., Class A	302	10,238
NextDecade Corp. (1)	638	3,445
Nordic American Tankers Ltd. (2)	11,683	23,366
Northern Oil and Gas, Inc. (1)	16,489	37,265
Oasis Petroleum, Inc. (1)	22,472	124,270
Overseas Shipholding Group, Inc., Class A (1)	2,804	4,655
Panhandle Oil and Gas, Inc., Class A	1,238	19,189
Par Pacific Holdings, Inc. (1)	2,790	39,562
PDC Energy, Inc. (1)	5,418	161,240
Peabody Energy Corp.	6,443	196,383
Penn Virginia Corp. (1)	1,007	54,438
Renewable Energy Group, Inc. (1)(2)	3,095	79,541
Resolute Energy Corp. (1)(2)	1,906	55,236
REX American Resources Corp. (1)	441	30,037
Ring Energy, Inc. (1)	5,049	25,649
Rosehill Resources, Inc. (1)	220	491
Sanchez Energy Corp. (1)(2)	5,640	1,523
SandRidge Energy, Inc. (1)	2,381	18,119
Scorpio Tankers, Inc. (2)	30,758	54,134
SemGroup Corp., Class A	6,464	89,074
Ship Finance International Ltd.	6,931	72,983
SilverBow Resources, Inc. (1)	612	14,468
Southwestern Energy Co. (1)	49,000	167,090
SRC Energy, Inc. (1)	20,639	97,003
Talos Energy, Inc. (1)	1,713	27,956
Teekay Corp. (2)	5,307	17,725
Teekay Tankers Ltd., Class A	15,129	14,040
Tellurian, Inc. (1)(2)	6,742	46,857
Ultra Petroleum Corp. (1)	12,242	9,305
Uranium Energy Corp. (1)	11,981	14,976
W&T Offshore, Inc. (1)(2)	8,233	33,920

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 43

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
WildHorse Resource Development Corp. (1)	2,304	32,509
World Fuel Services Corp.	5,712	122,294
Zion Oil & Gas, Inc. (1)	4,072	1,700
		3,437,881

Paper & Forest Products - 0.4%
Boise Cascade Co.	3,372	80,422
Clearwater Paper Corp. (1)	1,465	35,702
Louisiana-Pacific Corp.	12,014	266,951
Neenah, Inc.	1,433	84,432
PH Glatfelter Co.	3,755	36,649
Schweitzer-Mauduit International, Inc.	2,615	65,506
Verso Corp., Class A (1)	2,960	66,304
		635,966

Personal Products - 0.4%
Edgewell Personal Care Co. (1)	4,548	169,868
elf Beauty, Inc. (1)	1,818	15,744
Inter Parfums, Inc.	1,484	97,306
Medifast, Inc.	975	121,894
Natural Health Trends Corp. (2)	608	11,242
Nature’s Sunshine Products, Inc. (1)	1,018	8,297
Revlon, Inc., Class A (1)	936	23,578
USANA Health Sciences, Inc. (1)	1,018	119,849
		567,778

Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. (1)(2)	2,238	16,539
Aerie Pharmaceuticals, Inc. (1)(2)	2,964	107,000
Akcea Therapeutics, Inc. (1)(2)	1,275	38,428
Akorn, Inc. (1)	7,647	25,923
Amneal Pharmaceuticals, Inc. (1)	7,324	99,094
Amphastar Pharmaceuticals, Inc. (1)	3,073	61,153
Ampio Pharmaceuticals, Inc. (1)(2)	7,158	2,826
ANI Pharmaceuticals, Inc. (1)	616	27,732
Aquestive Therapeutics, Inc. (1)	400	2,520
Aratana Therapeutics, Inc. (1)	3,555	21,792
Arvinas Holding Co. LLC (1)	640	8,224
Assembly Biosciences, Inc. (1)	1,696	38,364
Assertio Therapeutics, Inc. (1)	5,272	19,032
Clearside Biomedical, Inc. (1)	1,815	1,942
Collegium Pharmaceutical, Inc. (1)(2)	2,333	40,058
Corcept Therapeutics, Inc. (1)	8,144	108,804
Cymabay Therapeutics, Inc. (1)(2)	4,918	38,705
Dermira, Inc. (1)(2)	3,345	24,051
Dova Pharmaceuticals, Inc. (1)(2)	994	7,535
Durect Corp. (1)	12,177	5,883

44 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Eloxx Pharmaceuticals, Inc. (1)(2)	2,227	26,746
Endo International plc (1)	18,600	135,780
Evolus, Inc. (1)	425	5,057
Horizon Pharma plc (1)	13,933	272,251
Innovate Biopharmaceuticals, Inc. (1)	1,450	3,350
Innoviva, Inc. (1)	5,742	100,198
Intersect ENT, Inc. (1)	2,280	64,250
Intra-Cellular Therapies, Inc. (1)	3,739	42,587
Kala Pharmaceuticals, Inc. (1)	1,204	5,888
Lannett Co., Inc. (1)	2,393	11,869
Liquidia Technologies, Inc. (1)	390	8,447
Mallinckrodt plc (1)(2)	6,794	107,345
Marinus Pharmaceuticals, Inc. (1)(2)	3,474	9,970
Medicines Co. (The) (1)	5,811	111,223
Melinta Therapeutics, Inc. (1)(2)	1,977	1,567
Menlo Therapeutics, Inc. (1)	543	2,237
MyoKardia, Inc. (1)(2)	2,822	137,883
Neos Therapeutics, Inc. (1)(2)	2,051	3,384
Ocular Therapeutix, Inc. (1)(2)	1,979	7,876
Odonate Therapeutics, Inc. (1)	570	8,026
Omeros Corp. (1)	4,139	46,108
Optinose, Inc. (1)	1,284	7,961
Osmotica Pharmaceuticals plc (1)	800	6,200
Pacira Pharmaceuticals, Inc. (1)	3,449	148,376
Paratek Pharmaceuticals, Inc. (1)	2,069	10,614
Phibro Animal Health Corp., Class A	1,619	52,067
Prestige Consumer Healthcare, Inc. (1)(2)	4,347	134,235
Reata Pharmaceuticals, Inc., Class A (1)(2)	1,523	85,440
resTORbio, Inc. (1)(2)	555	4,784
Revance Therapeutics, Inc. (1)	2,832	57,008
scPharmaceuticals, Inc. (1)	625	2,350
Sienna Biopharmaceuticals, Inc. (1)(2)	1,275	2,958
SIGA Technologies, Inc. (1)	4,584	36,214
Supernus Pharmaceuticals, Inc. (1)	4,082	135,604
Teligent, Inc. (1)(2)	3,610	4,946
Tetraphase Pharmaceuticals, Inc. (1)	4,338	4,902
TherapeuticsMD, Inc. (1)(2)	15,161	57,763
Theravance Biopharma, Inc. (1)(2)	3,666	93,813
Tricida, Inc. (1)(2)	962	22,684
Verrica Pharmaceuticals, Inc. (1)	300	2,445
WaVe Life Sciences Ltd. (1)(2)	1,470	61,799
Xeris Pharmaceuticals, Inc. (1)(2)	545	9,265
Zogenix, Inc. (1)(2)	3,420	124,693
Zomedica Pharmaceuticals Corp. (1)(2)	2,890	3,555
		2,877,323

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 45

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Professional Services - 1.4%
Acacia Research Corp. (1)	4,242	12,641
ASGN, Inc. (1)	4,268	232,606
Barrett Business Services, Inc.	606	34,694
BG Staffing, Inc.	608	12,555
CBIZ, Inc. (1)	4,490	88,453
CRA International, Inc.	707	30,083
Exponent, Inc.	4,418	224,037
Forrester Research, Inc.	776	34,687
Franklin Covey Co. (1)	1,007	22,486
FTI Consulting, Inc. (1)	3,215	214,248
GP Strategies Corp. (1)	1,007	12,698
Heidrick & Struggles International, Inc.	1,525	47,565
Huron Consulting Group, Inc. (1)	1,867	95,796
ICF International, Inc.	1,507	97,623
InnerWorkings, Inc. (1)	3,972	14,855
Insperity, Inc.	3,197	298,472
Kelly Services, Inc., Class A	2,680	54,886
Kforce, Inc.	1,903	58,841
Korn / Ferry International	4,787	189,278
Mistras Group, Inc. (1)	1,338	19,240
Navigant Consulting, Inc.	3,770	90,669
Resources Connection, Inc.	2,400	34,080
TriNet Group, Inc. (1)	3,638	152,614
TrueBlue, Inc. (1)	3,417	76,028
Upwork, Inc. (1)(2)	1,050	19,016
WageWorks, Inc. (1)	3,400	92,344
Willdan Group, Inc. (1)	662	23,157
		2,283,652

Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (1)	900	20,241
American Realty Investors, Inc. (1)	174	2,100
Consolidated-Tomoka Land Co.	377	19,792
Cushman & Wakefield plc (1)	3,742	54,147
Forestar Group, Inc. (1)	995	13,781
FRP Holdings, Inc. (1)	588	27,054
Griffin Industrial Realty, Inc.	55	1,755
HFF, Inc., Class A	3,226	106,974
Kennedy-Wilson Holdings, Inc.	10,325	187,605
Marcus & Millichap, Inc. (1)	1,407	48,302
Maui Land & Pineapple Co., Inc. (1)	589	5,843
Newmark Group, Inc., Class A	12,362	99,143
RE / MAX Holdings, Inc., Class A	1,564	48,093
Redfin Corp. (1)(2)	6,174	88,906
RMR Group, Inc. (The), Class A	543	28,822
St. Joe Co. (The) (1)	3,093	40,735

46 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Stratus Properties, Inc. (1)	485	11,630
Tejon Ranch Co. (1)	1,572	26,064
Transcontinental Realty Investors, Inc. (1)	147	4,163
Trinity Place Holdings, Inc. (1)	1,859	8,068
		843,218

Road & Rail - 0.4%
ArcBest Corp.	2,213	75,817
Avis Budget Group, Inc. (1)	5,737	128,968
Covenant Transportation Group, Inc., Class A (1)	905	17,376
Daseke, Inc. (1)	2,780	10,230
Heartland Express, Inc.	3,887	71,132
Hertz Global Holdings, Inc. (1)(2)	4,156	56,729
Marten Transport Ltd.	3,366	54,496
PAM Transportation Services, Inc. (1)	187	7,370
Saia, Inc. (1)	2,126	118,673
Universal Truckload Services, Inc.	475	8,593
US Xpress Enterprises, Inc., Class A (1)(2)	1,727	9,688
USA Truck, Inc. (1)	677	10,135
Werner Enterprises, Inc.	3,888	114,852
YRC Worldwide, Inc. (1)	2,802	8,826
		692,885

Semiconductors & Semiconductor Equipment - 2.6%
ACM Research, Inc., Class A (1)(2)	795	8,650
Adesto Technologies Corp. (1)(2)	1,702	7,489
Advanced Energy Industries, Inc. (1)	3,267	140,252
Alpha & Omega Semiconductor Ltd. (1)	1,700	17,323
Ambarella, Inc. (1)	2,765	96,720
Amkor Technology, Inc. (1)	8,647	56,724
Aquantia Corp. (1)	1,737	15,233
Axcelis Technologies, Inc. (1)	2,416	43,005
AXT, Inc. (1)(2)	3,267	14,211
Brooks Automation, Inc.	6,038	158,075
Cabot Microelectronics Corp.	2,434	232,082
CEVA, Inc. (1)	1,882	41,573
Cirrus Logic, Inc. (1)	5,235	173,697
Cohu, Inc.	3,255	52,308
Cree, Inc. (1)	8,393	359,010
Diodes, Inc. (1)	3,290	106,135
Entegris, Inc.	11,839	330,249
FormFactor, Inc. (1)	5,937	83,652
Ichor Holdings Ltd. (1)(2)	2,126	34,654
Impinj, Inc. (1)	1,581	23,003
Inphi Corp. (1)(2)	3,689	118,601
Integrated Device Technology, Inc. (1)	10,667	516,603
Kopin Corp. (1)	6,180	6,174

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Lattice Semiconductor Corp. (1)	10,361	71,698
MACOM Technology Solutions Holdings, Inc. (1)	3,561	51,670
MaxLinear, Inc., Class A (1)(2)	5,283	92,981
Nanometrics, Inc. (1)	1,885	51,517
NeoPhotonics Corp. (1)	2,662	17,250
NVE Corp.	408	35,716
PDF Solutions, Inc. (1)	2,083	17,560
Photronics, Inc. (1)	5,437	52,630
Power Integrations, Inc.	2,388	145,620
Rambus, Inc. (1)	8,885	68,148
Rudolph Technologies, Inc. (1)	2,742	56,129
Semtech Corp. (1)	5,395	247,469
Silicon Laboratories, Inc. (1)	3,581	282,219
SMART Global Holdings, Inc. (1)(2)	804	23,879
SunPower Corp. (1)	5,246	26,073
Synaptics, Inc. (1)	2,889	107,500
Ultra Clean Holdings, Inc. (1)(2)	3,194	27,053
Veeco Instruments, Inc. (1)	4,143	30,700
Xperi Corp.	4,254	78,231
		4,119,466

Software - 5.1%
8x8, Inc. (1)	7,620	137,465
A10 Networks, Inc. (1)	3,806	23,749
ACI Worldwide, Inc. (1)	9,540	263,972
Agilysys, Inc. (1)	1,316	18,871
Alarm.com Holdings, Inc. (1)	2,570	133,306
Altair Engineering, Inc., Class A (1)	2,062	56,870
Alteryx, Inc., Class A (1)(2)	2,420	143,917
Amber Road, Inc. (1)	1,500	12,345
American Software, Inc., Class A	2,315	24,192
Anaplan, Inc. (1)(2)	1,484	39,385
Appfolio, Inc., Class A (1)	1,254	74,262
Apptio, Inc., Class A (1)	2,790	105,908
Asure Software, Inc. (1)	867	4,404
Avalara, Inc. (1)(2)	717	22,335
Avaya Holdings Corp. (1)	8,728	127,080
Benefitfocus, Inc. (1)(2)	1,860	85,039
Blackbaud, Inc.	4,058	255,248
Blackline, Inc. (1)(2)	3,068	125,635
Bottomline Technologies (de), Inc. (1)	3,347	160,656
Box, Inc., Class A (1)	9,876	166,707
Carbon Black, Inc. (1)(2)	3,172	42,568
ChannelAdvisor Corp. (1)	1,855	21,054
Cision Ltd. (1)	4,440	51,948
Cloudera, Inc. (1)	8,271	91,477
Commvault Systems, Inc. (1)	3,343	197,538

48 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cornerstone OnDemand, Inc. (1)	4,572	230,566
Coupa Software, Inc. (1)(2)	4,409	277,150
Digimarc Corp. (1)	751	10,890
Domo, Inc., Class B (1)	662	12,995
Ebix, Inc.	2,069	88,057
eGain Corp. (1)(2)	1,491	9,796
Ellie Mae, Inc. (1)(2)	2,860	179,694
Envestnet, Inc. (1)	3,782	186,037
Everbridge, Inc. (1)	2,192	124,418
Five9, Inc. (1)	4,576	200,063
ForeScout Technologies, Inc. (1)	2,474	64,299
Fusion Connect, Inc. (1)	1,892	3,179
Hortonworks, Inc. (1)	5,771	83,218
HubSpot, Inc. (1)	3,020	379,705
Imperva, Inc. (1)	2,940	163,729
Instructure, Inc. (1)(2)	2,633	98,764
j2 Global, Inc.	3,965	275,092
LivePerson, Inc. (1)	4,955	93,451
Majesco (1)	457	3,240
MicroStrategy, Inc., Class A (1)	820	104,755
MINDBODY, Inc., Class A (1)	3,578	130,239
Mitek Systems, Inc. (1)	2,294	24,798
MobileIron, Inc. (1)	4,813	22,092
Model N, Inc. (1)	1,727	22,848
Monotype Imaging Holdings, Inc.	3,293	51,107
New Relic, Inc. (1)	3,723	301,451
OneSpan, Inc. (1)	2,265	29,332
Park City Group, Inc. (1)	855	5,104
Paylocity Holding Corp. (1)	2,402	144,624
Progress Software Corp.	3,776	134,010
PROS Holdings, Inc. (1)	2,550	80,070
Q2 Holdings, Inc. (1)	3,055	151,375
QAD, Inc., Class A	789	31,031
Qualys, Inc. (1)	2,757	206,058
Rapid7, Inc. (1)	3,132	97,593
Rimini Street, Inc. (1)(2)	770	3,966
SailPoint Technologies Holding, Inc. (1)	5,761	135,326
SecureWorks Corp., Class A (1)(2)	472	7,972
SendGrid, Inc. (1)	2,332	100,672
ShotSpotter, Inc. (1)(2)	604	18,833
SPS Commerce, Inc. (1)	1,431	117,886
SVMK, Inc. (1)(2)	1,460	17,914
Telaria, Inc. (1)	3,708	10,123
Telenav, Inc. (1)	2,354	9,557
Tenable Holdings, Inc. (1)	1,037	23,011
TiVo Corp.	10,113	95,163
Trade Desk, Inc. (The), Class A (1)(2)	2,697	313,014

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Upland Software, Inc. (1)	1,374	37,345
Varonis Systems, Inc. (1)	2,331	123,310
Verint Systems, Inc. (1)	5,365	226,993
Veritone, Inc. (1)	767	2,915
VirnetX Holding Corp. (1)(2)	3,778	9,067
Workiva, Inc. (1)	2,180	78,240
Yext, Inc. (1)	6,973	103,549
Zix Corp. (1)	5,001	28,656
Zscaler, Inc. (1)(2)	3,657	143,391
		8,013,664

Specialty Retail - 2.9%
Aaron’s, Inc.	5,748	241,703
Abercrombie & Fitch Co., Class A	5,673	113,744
America’s Car-Mart, Inc. (1)	586	42,456
American Eagle Outfitters, Inc.	13,452	260,027
Asbury Automotive Group, Inc. (1)	1,586	105,723
Ascena Retail Group, Inc. (1)	14,943	37,507
At Home Group, Inc. (1)(2)	3,637	67,866
Barnes & Noble Education, Inc. (1)	3,122	12,519
Barnes & Noble, Inc.	4,926	34,925
Bed Bath & Beyond, Inc.	11,250	127,350
Big 5 Sporting Goods Corp. (2)	1,497	3,877
Boot Barn Holdings, Inc. (1)	2,323	39,561
Buckle, Inc. (The)	2,185	42,258
Caleres, Inc.	3,285	91,422
Camping World Holdings, Inc., Class A (2)	2,590	29,707
Carvana Co. (1)	2,666	87,205
Cato Corp. (The), Class A	2,030	28,968
Chico’s FAS, Inc.	11,271	63,343
Children’s Place, Inc. (The)	1,345	121,171
Citi Trends, Inc.	1,298	26,466
Conn’s, Inc. (1)	1,614	30,440
Container Store Group, Inc. (The) (1)	1,542	7,355
DSW, Inc., Class A	5,812	143,556
Express, Inc. (1)	6,091	31,125
Five Below, Inc. (1)	4,537	464,226
Francesca’s Holdings Corp. (1)	3,266	3,171
GameStop Corp., Class A	8,361	105,516
Genesco, Inc. (1)	1,619	71,722
GNC Holdings, Inc., Class A (1)(2)	5,928	14,049
Group 1 Automotive, Inc.	1,644	86,672
Guess?, Inc.	4,778	99,239
Haverty Furniture Cos., Inc.	1,689	31,719
Hibbett Sports, Inc. (1)	1,464	20,935
Hudson Ltd., Class A (1)	3,363	57,675
J. Jill, Inc. (1)	1,035	5,517

50 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Kirkland’s, Inc. (1)	1,302	12,408
Lithia Motors, Inc., Class A	1,911	145,867
Lumber Liquidators Holdings, Inc. (1)(2)	2,470	23,514
MarineMax, Inc. (1)	2,047	37,481
Monro, Inc.	2,542	174,762
Murphy USA, Inc. (1)	2,484	190,374
National Vision Holdings, Inc. (1)	5,049	142,230
Office Depot, Inc.	47,945	123,698
Party City Holdco, Inc. (1)	4,747	47,375
Pier 1 Imports, Inc.	6,957	2,127
Rent-A-Center, Inc. (1)	3,698	59,871
RH (1)	1,608	192,671
RTW RetailWinds, Inc. (1)	2,329	6,591
Sally Beauty Holdings, Inc. (1)	9,815	167,346
Shoe Carnival, Inc.	872	29,221
Signet Jewelers Ltd. (2)	4,300	136,611
Sleep Number Corp. (1)	2,927	92,874
Sonic Automotive, Inc., Class A	2,180	29,997
Sportsman’s Warehouse Holdings, Inc. (1)(2)	2,022	8,856
Tailored Brands, Inc. (2)	4,129	56,320
Tile Shop Holdings, Inc.	2,986	16,363
Tilly’s, Inc., Class A	1,202	13,054
Winmark Corp.	223	35,457
Zumiez, Inc. (1)	1,698	32,551
		4,528,334

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (1)(2)	9,267	94,245
Avid Technology, Inc. (1)	2,494	11,847
Cray, Inc. (1)	3,150	68,009
Diebold Nixdorf, Inc.	6,637	16,526
Eastman Kodak Co. (1)	1,582	4,034
Electronics For Imaging, Inc. (1)	3,777	93,670
Immersion Corp. (1)	2,323	20,814
Stratasys Ltd. (1)	4,388	79,028
USA Technologies, Inc. (1)	4,133	16,077
		404,250

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (1)	5,626	146,163
Culp, Inc.	785	14,837
Deckers Outdoor Corp. (1)	2,420	309,639
Fossil Group, Inc. (1)(2)	3,623	56,990
G-III Apparel Group Ltd. (1)	3,714	103,583
Movado Group, Inc.	1,238	39,146
Oxford Industries, Inc.	1,446	102,724
Rocky Brands, Inc.	588	15,288

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 51

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Steven Madden Ltd.	7,323	221,594
Superior Group of Cos., Inc.	573	10,113
Unifi, Inc. (1)	1,199	27,385
Vera Bradley, Inc. (1)	1,814	15,546
Wolverine World Wide, Inc.	7,780	248,104
		1,311,112

Thrifts & Mortgage Finance - 2.2%
Axos Financial, Inc. (1)	4,828	121,569
Bank7 Corp. (1)	280	3,738
BankFinancial Corp.	1,183	17,686
Beneficial Bancorp, Inc.	5,863	83,782
Bridgewater Bancshares, Inc. (1)	1,907	20,119
BSB Bancorp, Inc. (1)	625	17,537
Capitol Federal Financial, Inc.	11,014	140,649
Columbia Financial, Inc. (1)	4,173	63,805
Dime Community Bancshares, Inc.	2,402	40,786
Entegra Financial Corp. (1)	555	11,516
ESSA Bancorp, Inc.	636	9,928
Essent Group Ltd. (1)	7,936	271,252
Federal Agricultural Mortgage Corp., Class C	669	40,434
First Defiance Financial Corp.	1,598	39,167
Flagstar Bancorp, Inc. (1)	2,412	63,677
FS Bancorp, Inc.	267	11,449
Greene County Bancorp, Inc.	235	7,313
Hingham Institution for Savings	102	20,169
Home Bancorp, Inc.	638	22,585
HomeStreet, Inc. (1)	2,092	44,413
Impac Mortgage Holdings, Inc. (1)(2)	665	2,514
Kearny Financial Corp.	7,950	101,919
LendingTree, Inc. (1)(2)	641	140,744
Luther Burbank Corp.	1,189	10,725
Malvern Bancorp, Inc. (1)	564	11,128
Merchants Bancorp	1,329	26,527
Meridian Bancorp, Inc.	3,759	53,829
Meta Financial Group, Inc.	2,361	45,780
MGIC Investment Corp. (1)	30,043	314,250
Mr. Cooper Group, Inc. (1)	6,138	71,630
NMI Holdings, Inc., Class A (1)	5,225	93,266
Northfield Bancorp, Inc.	3,620	49,051
Northwest Bancshares, Inc.	8,299	140,585
OceanFirst Financial Corp.	3,925	88,352
Oconee Federal Financial Corp.	109	2,714
Ocwen Financial Corp. (1)	8,291	11,110
OP Bancorp (1)	999	8,861
Oritani Financial Corp.	3,473	51,227
PCSB Financial Corp.	1,589	31,081

52 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
PennyMac Financial Services, Inc.	1,668	35,462
Ponce de Leon Federal Bank (1)(2)	736	9,377
Provident Bancorp, Inc. (1)	344	7,458
Provident Financial Services, Inc.	5,275	127,286
Prudential Bancorp, Inc.	713	12,549
Radian Group, Inc.	17,627	288,378
Riverview Bancorp, Inc.	1,689	12,296
SI Financial Group, Inc.	867	11,037
Southern Missouri Bancorp, Inc.	455	15,425
Sterling Bancorp, Inc.	1,471	10,223
Territorial Bancorp, Inc.	665	17,277
Timberland Bancorp, Inc.	546	12,176
TrustCo Bank Corp.	7,825	53,679
United Community Financial Corp.	3,416	30,232
United Financial Bancorp, Inc.	4,442	65,297
Walker & Dunlop, Inc.	2,377	102,805
Washington Federal, Inc.	6,850	182,963
Waterstone Financial, Inc.	2,330	39,051
Western New England Bancorp, Inc.	2,115	21,235
WSFS Financial Corp.	2,446	92,728
		3,453,801

Tobacco - 0.2%
22nd Century Group, Inc. (1)(2)	9,590	23,879
Pyxus International, Inc. (1)(2)	727	8,622
Turning Point Brands, Inc.	464	12,630
Universal Corp.	2,076	112,416
Vector Group Ltd. (2)	8,829	85,906
		243,453

Trading Companies & Distributors - 1.2%
Aircastle Ltd.	4,779	82,390
Applied Industrial Technologies, Inc.	3,236	174,550
Beacon Roofing Supply, Inc. (1)	5,665	179,694
BlueLinx Holdings, Inc. (1)(2)	888	21,942
BMC Stock Holdings, Inc. (1)	5,748	88,979
CAI International, Inc. (1)	1,481	34,404
DXP Enterprises, Inc. (1)	1,272	35,412
EVI Industries, Inc. (2)	308	10,272
Foundation Building Materials, Inc. (1)	1,140	9,473
GATX Corp.	3,138	222,202
General Finance Corp. (1)	827	8,361
GMS, Inc. (1)	2,747	40,820
H&E Equipment Services, Inc.	2,694	55,011
Herc Holdings, Inc. (1)	1,964	51,044
Kaman Corp.	2,318	130,017
Lawson Products, Inc. (1)	447	14,125

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 53

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
MRC Global, Inc. (1)	6,928	84,729
Nexeo Solutions, Inc. (1)	2,306	19,809
NOW, Inc. (1)	9,243	107,589
Rush Enterprises, Inc., Class A	2,612	90,062
Rush Enterprises, Inc., Class B	513	18,263
SiteOne Landscape Supply, Inc. (1)(2)	3,289	181,783
Systemax, Inc.	1,000	23,890
Textainer Group Holdings Ltd. (1)	2,237	22,281
Titan Machinery, Inc. (1)	1,521	20,001
Triton International Ltd.	4,361	135,496
Veritiv Corp. (1)	1,008	25,170
Willis Lease Finance Corp. (1)	332	11,487
		1,899,256

Water Utilities - 0.5%
American States Water Co.	3,156	211,578
AquaVenture Holdings Ltd. (1)	599	11,315
Artesian Resources Corp., Class A	490	17,086
Cadiz, Inc. (1)	1,834	18,890
California Water Service Group	4,151	197,837
Connecticut Water Service, Inc.	1,008	67,405
Consolidated Water Co. Ltd.	1,137	13,257
Global Water Resources, Inc.	641	6,500
Middlesex Water Co.	1,246	66,474
Pure Cycle Corp. (1)	1,502	14,915
SJW Group	1,344	74,753
York Water Co. (The)	992	31,804
		731,814

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (1)	3,250	66,852
Gogo, Inc. (1)(2)	5,004	14,962
NII Holdings, Inc. (1)(2)	7,539	33,247
Shenandoah Telecommunications Co.	3,879	171,646
Spok Holdings, Inc.	1,597	21,176
		307,883

Total Common Stocks (Cost $131,395,960)		148,516,529

EXCHANGE-TRADED FUNDS - 1.9%
iShares Russell 2000 ETF (2)	22,000	2,945,800

Total Exchange-Traded Funds (Cost $3,306,019)		2,945,800

54 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.6%
U.S. Treasury Bill, 0.00%, 7/18/19 (5)	1,000,000	986,127

Total U.S. Treasury Obligations (Cost $986,512)		986,127

	SHARES	VALUE ($)
RIGHTS - 0.0% (3)
Biotechnology - 0.0% (3)
Tobira Therapeutics, Inc. CVR (1)(4)(6)	690	9,480

Chemicals - 0.0% (3)
A Schulman, Inc. CVR (1)(4)(6)	2,260	4,317

Pharmaceuticals - 0.0% (3)
Omthera Pharmaceutical, Inc. CVR (1)(4)(6)	508	305

Total Rights (Cost $4,358)		14,102

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	5,497,572	5,497,572

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,497,572)		5,497,572

TOTAL INVESTMENTS (Cost $141,190,421) - 100.0%		157,960,130
Other assets and liabilities, net - 0.0% (3)		12,213
NET ASSETS - 100.0%		157,972,343

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $28,559,995.
(3) Amount is less than 0.05%.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(6) Restricted security. Total market value of restricted securities amounts to $14,102, which represents less than 0.05% of the net assets of the Fund as of December 31, 2018.

Abbreviations:
CVR: Contingent Value Rights

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	93	3/15/19	$6,272,850	($190,185)

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 55

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
A Schulman, Inc. CVR	8/22/18	4,317
Omthera Pharmaceutical, Inc. CVR	7/19/13	—
Tobira Therapeutics, Inc. CVR	11/2/16	41
See notes to financial statements.

56 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $141,190,421) - including $28,559,995 of securities on loan	$157,960,130
Cash	5,112,042
Receivable for variation margin on open futures contracts	37,666
Receivable for investments sold	48,830
Receivable for capital shares sold	420,297
Dividends receivable	284,633
Securities lending income receivable	12,697
Receivable from affiliate	53,080
Directors’ deferred compensation plan	34,730
Other assets	5,728
Total assets	163,969,833

LIABILITIES
Payable for investments purchased	137,199
Payable for capital shares redeemed	74,115
Deposits for securities loaned	5,497,572
Payable to affiliates:
Investment advisory fee	34,999
Administrative fee	16,800
Distribution and service fees	5,405
Sub-transfer agency fee	85
Directors’ deferred compensation plan	34,730
Accrued expenses	196,585
Total liabilities	5,997,490
NET ASSETS	$157,972,343

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$124,963,716
Distributable earnings	33,008,627
Total	$157,972,343

NET ASSET VALUE PER SHARE
Class I (based on net assets of $127,473,405 and 1,794,617 shares outstanding)	$71.03
Class F (based on net assets of $30,498,938 and 429,145 shares outstanding)	$71.07
See notes to financial statements.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 57

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $583)	$2,431,623
Non-cash dividend income	132,732
Interest income	41,394
Securities lending income, net	270,197
Total investment income	2,875,946

EXPENSES
Investment advisory fee	475,612
Administrative fee	228,294
Distribution and service fees:
Class F	70,743
Directors’ fees and expenses	9,753
Custodian fees	106,876
Transfer agency fees and expenses	77,123
Accounting fees	45,535
Professional fees	37,625
Reports to shareholders	74,502
Licensing fees	84,781
Total expenses	1,210,844
Waiver and/or reimbursement of expenses by affiliate	(390,685)
Reimbursement of expenses-other	(3,641)
Net expenses	816,518
Net investment income	2,059,428

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	14,949,475
Futures contracts	(905,330)
Foreign currency transactions	(25)
14,044,120

Net change in unrealized appreciation (depreciation) on:
Investment securities	(35,371,718)
Futures contracts	(245,310)
(35,617,028)

Net realized and unrealized loss	(21,572,908)

Net decrease in net assets resulting from operations	($19,513,480)
See notes to financial statements.

58 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$2,059,428	$2,019,158
Net realized gain	14,044,120	8,832,554
Net change in unrealized appreciation (depreciation)	(35,617,028)	13,675,221
Net increase (decrease) in net assets resulting from operations	(19,513,480)	24,526,933

Distributions to shareholders:(1)
Class I shares	(9,045,101)	(6,644,511)
Class F shares	(2,190,621)	(1,327,456)
Total distributions to shareholders	(11,235,722)	(7,971,967)

Capital share transactions:
Class I shares	(6,653,351)	(5,056,681)
Class F shares	4,181,421	4,997,387
Net decrease in net assets from capital share transactions	(2,471,930)	(59,294)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,221,132)	16,495,672

NET ASSETS
Beginning of year	191,193,475	174,697,803
End of year	$157,972,343	$191,193,475(2)

(1)    For the year ended December 31, 2017, the source of distributions was as follows:
Net investment income — Class I ($1,158,774) and Class F ($231,503)
Net realized gain — Class I ($5,485,737) and Class F ($1,095,953)
The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2) Includes accumulated undistributed net investment income of $1,964,830 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.
See notes to financial statements.

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CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS I SHARES	2018 (1)	2017 (1)	2016 (1)		2015 (1)	2014
Net asset value, beginning	$84.82	$77.43	$69.72		$75.83	$82.34
Income from investment operations:
Net investment income	0.98	0.93	0.90		0.55	0.50
Net realized and unrealized gain (loss)	(9.44)	10.12	13.70		(4.44)	2.99
Total from investment operations	(8.46)	11.05	14.60		(3.89)	3.49
Distributions from:
Net investment income	(0.96)	(0.64)	(0.41)		(0.12)	(0.48)
Net realized gain	(4.37)	(3.02)	(6.48)		(2.10)	(9.52)
Total distributions	(5.33)	(3.66)	(6.89)		(2.22)	(10.00)
Total increase (decrease) in net asset value	(13.79)	7.39	7.71		(6.11)	(6.51)
Net asset value, ending	$71.03	$84.82	$77.43		$69.72	$75.83
Total return (2)	(11.23%)	14.37%	20.92%		(5.19%)	4.15%
Ratios to average net assets: (3)
Total expenses	0.59%	0.65%	0.75%		0.79%	0.75%
Net expenses	0.38%	0.38%	0.53%		0.74%	0.74%
Net investment income	1.13%	1.15%	1.25%		0.72%	0.63%
Portfolio turnover	15%	15%	17%	(4)	14%	21%
Net assets, ending (in thousands)	$127,473	$158,646	$149,739		$119,674	$150,532

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4) During the year ended December 31, 2016, the Fund incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

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CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS F SHARES	2018 (1)	2017 (1)	2016 (1)		2015 (1)	2014
Net asset value, beginning	$85.07	$77.84	$70.13		$76.31	$82.79
Income from investment operations:
Net investment income	0.77	0.74	0.73		0.40	0.31
Net realized and unrealized gain (loss)	(9.44)	10.15	13.76		(4.48)	3.01
Total from investment operations	(8.67)	10.89	14.49		(4.08)	3.32
Distributions from:
Net investment income	(0.96)	(0.64)	(0.30)		0.00	(0.28)
Net realized gain	(4.37)	(3.02)	(6.48)		(2.10)	(9.52)
Total distributions	(5.33)	(3.66)	(6.78)		(2.10)	(9.80)
Total increase (decrease) in net asset value	(14.00)	7.23	7.71		(6.18)	(6.48)
Net asset value, ending	$71.07	$85.07	$77.84		$70.13	$76.31
Total return (2)	(11.46%)	14.08%	20.63%		(5.40%)	3.93%
Ratios to average net assets: (3)
Total expenses	0.79%	0.86%	0.96%		1.01%	0.98%
Net expenses	0.63%	0.63%	0.78%		0.95%	0.95%
Net investment income	0.89%	0.91%	1.00%		0.52%	0.43%
Portfolio turnover	15%	15%	17%	(4)	14%	21%
Net assets, ending (in thousands)	$30,499	$32,547	$24,959		$17,439	$17,153

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4) During the year ended December 31, 2016, the Fund incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Russell 2000® Small Cap Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are

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not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$148,516,529	(2)	—	—	$148,516,529
Exchange-Traded Funds	2,945,800		—	—	2,945,800
U.S. Treasury Obligations	—		986,127	—	986,127
Rights	—		—	14,102	14,102
Short Term Investment of Cash Collateral for Securities Loaned	5,497,572		—	—	5,497,572
Total Investments	$156,959,901		$986,127	$14,102	$157,960,130

Liabilities
Futures Contracts(3)	($190,185)		$—	$—	($190,185)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2018 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market

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which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $475,612.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.38% for Class I and 0.63% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $378,594.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the year ended December 31, 2018, CRM was paid administrative fees of $228,294, of which $12,091 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the year ended December 31, 2018 amounted to $70,743 for Class F shares.

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EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $356 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $3,641, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2018, expenses incurred under the Servicing Plan amounted to $72,155 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $27,402,906 and $40,139,383, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017
Ordinary income	$3,544,138	$1,918,536
Long-term capital gains	$7,691,584	$6,053,431

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$2,673,291
Undistributed long-term capital gains	$13,135,758
Net unrealized appreciation (depreciation)	$17,199,578
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$140,760,552
Gross unrealized appreciation	$43,425,952
Gross unrealized depreciation	($26,226,374)
Net unrealized appreciation (depreciation)	$17,199,578

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NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at December 31, 2018 is included in the Schedule of Investments. During the year ended December 31, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At December 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$—	($190,185)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($905,330)	($245,310)
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2018 was approximately $6,428,000.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2018, the total value of securities on loan was $28,559,995 and the total value of collateral received was $29,177,586, comprised of cash of $5,497,572 and U.S. Government and/or agencies securities of $23,680,014.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$26,226,517	$—	$—	$—	$26,226,517
Exchange-Traded Funds	2,951,069	—	—	—	2,951,069
Total	$29,177,586	$—	$—	$—	$29,177,586

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The carrying amount of the liability for deposits for securities loaned at December 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the year ended December 31, 2018.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	141,642	$12,114,837	148,851	$11,984,172
Reinvestment of distributions	101,905	9,045,101	80,132	6,644,511
Shares redeemed	(319,334)	(27,813,289)	(292,461)	(23,685,364)
Net decrease	(75,787)	($6,653,351)	(63,478)	($5,056,681)

Class F
Shares sold	139,194	$12,310,410	114,300	$9,213,913
Reinvestment of distributions	24,653	2,190,621	15,953	1,327,456
Shares redeemed	(117,291)	(10,319,610)	(68,302)	(5,543,982)
Net increase	46,556	$4,181,421	61,951	$4,997,387

At December 31, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 56.8% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 28.5%.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT 67

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Variable Products, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert VP Russell 2000® Small Cap Index Portfolio (the Fund), a series of Calvert Variable Products, Inc., including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two‑year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five‑year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the five‑year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 15, 2019

68 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT

FEDERAL TAX INFORMATION
As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the dividends received deduction for corporations and capital gains dividends.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $13,135,766 or, if subsequently determined to be different, the net capital gain of such year.

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MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Variable Products, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr. 1948	Director	2016
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Director	2016 (Chair); 2008 (Director)
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2016
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Director	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Director	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

70 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

Principal Officers who are not Directors
Name and Year of Birth	Position(s) with the Corporation	Position Start Date	Principal Occupation(s) During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Corporation because of his position with the Portfolio’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Portfolio includes additional information about the Directors and officers of the Portfolio and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

72 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24225 12.31.2018

Calvert VP EAFE International Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Annual Report December 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Federal Tax Information
43	Management and Organization
45	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
Global stock indexes declined during the 12-month period ended December 31, 2018, amid trade tensions and weakening economies in China and Europe. While U.S. stocks bucked the trend for most of the year, a sharp pullback in the final quarter left major U.S. indexes lower at the end of the period.
U.S. stocks opened the period on an upswing as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.
In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.
European stocks, meanwhile, began a prolonged downturn in late January 2018 amid mounting global trade war concerns, political uncertainties, and economic worries. In China, signs of a slowing economy compounded trade concerns, sending Chinese stocks into a prolonged slump that reached bear market territory in late June 2018.
U.S. stocks bounced back during the summer months, but international stocks continued to lag. In the final three months of the period, stock indexes worldwide plunged amid global trade war fears and sagging economies in China and Europe. Interest rate concerns mounted after the U.S. Federal Reserve raised the federal funds rate in December 2018 for the fourth time during the period, as U.S. economic data remained largely positive.
For the 12-month period ended December 31, 2018, the MSCI World Index,[2] a proxy for global equities, declined 8.71%. In the U.S., the blue-chip Dow Jones Industrial Average® lost 3.48%, while the broader U.S. equity market represented by the S&P 500® Index dropped 4.38%. The MSCI EAFE Index of developed-market international equities fell 13.79%, and the MSCI Emerging Markets Index fell 14.58% during the period.

Investment Strategy
Calvert VP EAFE International Index Portfolio (the Fund) seeks to substantially replicate the performance of the MSCI EAFE Index (the Index). This is accomplished by investing in all, or virtually all, of the larger capitalization stocks in the Index in approximately the same proportion as the Index and in a sampling of smaller capitalization stocks. The Index is a widely accepted benchmark of international stock performance that is designed to represent the performance of large- and mid-cap securities in 21 developed markets, including countries in Europe, Australasia and the Far East, but excluding the United States and Canada.
Fund Performance
For the 12-month period ended December 31, 2018, the Fund returned -13.58% for Class I shares at net asset value (NAV). By comparison, the Fund’s benchmark, the Index, returned -13.79% for the same period. The Index is unmanaged and returns do not reflect any fees and operating expenses.
All 21 countries in the Index had negative returns on a U.S.-dollar basis during the period with virtually all the decline experienced in the final three months of 2018. Returns were influenced by concerns about slowing economic growth in the eurozone and China, as well as continuing uncertainties in Europe because of negotiations around Brexit and Italian debt squabbles. Financials, the largest market sector in the Index, was the worst-performing sector, down 20.1%, while utilities held steady at 1.1% during the period.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Manager Thomas Seto of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I at NAV	11/12/2002	11/12/2002	-13.58%	-0.06%	5.34%
Class F at NAV	12/17/2007	11/12/2002	-13.80	-0.29	5.09

MSCI EAFE Index	—	—	-13.79%	0.53%	6.31%

% Total Annual Operating Expense Ratios[4]				Class I	Class F
Gross				0.68%	0.91%
Net				0.48	0.73

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class F	$10,000	12/31/2008	$16,438	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 3

FUND PROFILE

SECTOR ALLOCATION (% of total investments)[5]		TEN LARGEST HOLDINGS (% of net assets)[6]

Financials	19.5%	Nestle SA	1.9%
Industrials	14.3%	Novartis AG	1.5%
Consumer Staples	11.5%	Roche Holding AG PC	1.4%
Health Care	11.4%	HSBC Holdings plc	1.3%
Consumer Discretionary	11.2%	Royal Dutch Shell plc, Class A	1.1%
Materials	7.4%	Toyota Motor Corp.	1.0%
Information Technology	5.9%	Total SA	1.0%
Energy	5.9%	BP plc	1.0%
Communication Services	5.5%	Royal Dutch Shell plc, Class B	0.9%
Utilities	3.7%	AIA Group Ltd.	0.8%
Real Estate	3.7%	Total	11.9%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[4]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

6 Excludes cash and cash equivalents.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$887.90	$2.28**	0.48%
Class F	$1,000.00	$886.80	$3.52**	0.74%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.79	$2.45**	0.48%
Class F	$1,000.00	$1,021.48	$3.77**	0.74%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	SHARES	VALUE ($)
COMMON STOCKS - 99.3%
Australia - 6.9%
AGL Energy Ltd.	6,090	88,440
Alumina Ltd.	14,501	23,489
Amcor Ltd.	10,280	95,989
AMP Ltd.	27,547	47,554
APA Group	11,361	68,054
Aristocrat Leisure Ltd.	4,773	73,475
ASX Ltd.	1,623	68,580
Aurizon Holdings Ltd.	16,477	49,711
AusNet Services	27,031	29,624
Australia & New Zealand Banking Group Ltd.	25,508	440,744
Bank of Queensland Ltd.	3,884	26,547
Bendigo & Adelaide Bank Ltd.	4,706	35,756
BGP Holdings plc (1)(2)	77,172	-
BHP Group Ltd.	26,444	639,179
BlueScope Steel Ltd.	4,388	33,850
Boral Ltd.	10,917	37,991
Brambles Ltd.	14,024	100,337
Caltex Australia Ltd.	2,659	47,706
Challenger Ltd.	5,824	38,937
CIMIC Group Ltd.	1,008	30,825
Coca-Cola Amatil Ltd.	5,839	33,677
Cochlear Ltd.	583	71,434
Coles Group Ltd. (2)	8,208	67,873
Commonwealth Bank of Australia (3)	15,572	794,291
Computershare Ltd.	3,586	43,460
Crown Resorts Ltd.	3,713	31,031
CSL Ltd.	4,043	528,088
Dexus	9,869	73,866
Domino’s Pizza Enterprises Ltd.	625	17,904
Flight Centre Travel Group Ltd. (3)	565	17,087
Fortescue Metals Group Ltd.	15,873	46,806
Goodman Group	14,771	110,648
GPT Group (The)	14,077	52,972
Harvey Norman Holdings Ltd. (3)	5,671	12,623
Incitec Pivot Ltd.	17,202	39,763
Insurance Australia Group Ltd.	21,563	106,353
Lend Lease Group	5,044	41,322
Macquarie Group Ltd.	2,911	222,971
Medibank Pvt Ltd.	21,199	38,378
Mirvac Group	28,589	45,151
National Australia Bank Ltd. (3)	23,635	401,070
Newcrest Mining Ltd.	5,337	82,025

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Oil Search Ltd.	12,475	62,837
Orica Ltd.	4,087	49,675
Origin Energy Ltd. (2)	18,071	82,433
QBE Insurance Group Ltd.	9,679	68,920
Ramsay Health Care Ltd. (3)	1,442	58,655
REA Group Ltd.	537	28,017
Rio Tinto Ltd.	3,617	200,186
Santos Ltd.	13,517	52,130
Scentre Group	45,895	126,173
Seek Ltd.	3,336	39,799
Sonic Healthcare Ltd.	4,020	62,712
South32 Ltd.	48,353	115,023
Stockland	19,317	47,921
Suncorp Group Ltd.	11,669	103,851
Sydney Airport	11,138	52,814
TABCORP Holdings Ltd.	15,814	47,809
Telstra Corp. Ltd.	37,215	74,685
TPG Telecom Ltd.	3,460	15,695
Transurban Group	20,409	167,507
Treasury Wine Estates Ltd.	6,449	67,249
Vicinity Centres	25,959	47,567
Wesfarmers Ltd.	10,212	232,003
Westpac Banking Corp.	30,242	534,373
Woodside Petroleum Ltd.	7,674	169,038
Woolworths Group Ltd.	10,629	220,488
WorleyParsons Ltd.	4,263	34,240
		7,617,381

Austria - 0.2%
Andritz AG	669	30,725
Erste Group Bank AG	1,859	61,640
OMV AG	1,002	43,761
Raiffeisen Bank International AG	1,194	30,467
Verbund AG	1,006	43,068
Voestalpine AG	1,159	34,566
		244,227

Belgium - 1.0%
Ageas	1,514	68,154
Anheuser-Busch InBev SA/NV	6,782	446,791
Colruyt SA	686	48,926
Groupe Bruxelles Lambert SA	572	49,846
KBC Groep NV	2,172	139,744
Proximus	1,550	41,941
Solvay SA	647	64,702
Telenet Group Holding NV	537	24,977

8 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
UCB SA	1,084	88,537
Umicore SA	1,940	77,416
		1,051,034

China - 0.0% (4)
Minth Group Ltd.	6,000	19,362

Denmark - 1.7%
AP Moller - Maersk A/S, Class A	38	45,086
AP Moller - Maersk A/S, Class B	44	55,349
Carlsberg A/S, Class B	953	101,379
Chr Hansen Holding A/S	842	74,741
Coloplast A/S, Class B	1,084	100,829
Danske Bank A/S	6,396	126,976
DSV A/S	1,748	115,442
Genmab A/S (2)	505	83,032
H Lundbeck A/S	411	18,089
ISS A/S	1,703	47,678
Novo Nordisk A/S, Class B	15,234	699,653
Novozymes A/S, Class B	1,509	67,426
Orsted A/S (5)	1,584	105,998
Pandora A/S	992	40,498
Tryg A/S	1,180	29,761
Vestas Wind Systems A/S	1,796	135,955
William Demant Holding A/S (2)	1,220	34,736
		1,882,628

Finland - 1.2%
Elisa Oyj	1,450	60,058
Fortum Oyj	3,869	84,690
Kone Oyj, Class B	2,681	127,994
Metso Oyj	1,149	30,187
Neste Oyj	1,105	85,552
Nokia Oyj	48,318	280,492
Nokian Renkaat Oyj	1,167	35,843
Nordea Bank Abp	25,452	214,260
Orion Oyj, Class B	1,045	36,354
Sampo Oyj, Class A	3,936	174,442
Stora Enso Oyj, Class R	4,859	56,334
UPM-Kymmene Oyj	4,904	124,139
Wartsila Oyj Abp	3,830	61,138
		1,371,483

France - 10.3%
Accor SA	1,534	65,232
Aeroports de Paris	234	44,373
Air Liquide SA	3,829	475,468

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Alstom SA	946	38,213
Amundi SA (5)	600	31,723
Arkema SA	578	49,620
Atos SE	785	64,319
AXA SA	17,356	374,575
BioMerieux	321	21,173
BNP Paribas SA	10,367	468,181
Bollore SA	8,863	35,534
Bouygues SA	2,111	75,803
Bureau Veritas SA	2,318	47,235
Capgemini SE	1,472	146,413
Carrefour SA	4,175	71,338
Casino Guichard-Perrachon SA (3)	619	25,777
Cie de Saint-Gobain	4,545	150,878
Cie Generale des Etablissements Michelin SCA	1,561	153,645
CNP Assurances	1,750	37,146
Covivio	345	33,287
Credit Agricole SA	10,461	112,586
Danone SA	5,408	381,170
Dassault Aviation SA	9	12,481
Dassault Systemes SE	1,153	136,953
Edenred	2,118	78,004
Eiffage SA	600	50,164
Electricite de France SA	4,006	63,402
Engie SA	12,598	181,007
EssilorLuxottica SA	2,499	316,768
Eurazeo SE	454	32,142
Eutelsat Communications SA	1,779	35,048
Faurecia SA	412	15,545
Gecina SA	419	54,240
Getlink SE	3,977	53,440
Hermes International	241	133,890
Icade SA	224	17,072
Iliad SA	269	37,752
Imerys SA	365	17,541
Ingenico Group	559	31,711
Ipsen SA	305	39,463
JC Decaux SA	757	21,268
Kering SA	680	318,558
Klepierre SA	1,998	61,746
L’Oreal SA	2,126	486,480
Legrand SA	2,437	137,770
LVMH Moet Hennessy Louis Vuitton SE	2,478	725,498
Natixis SA	7,719	36,407
Orange SA	19,240	311,799
Pernod-Ricard SA	1,915	314,291
Peugeot SA	4,946	105,487

10 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Publicis Groupe SA	1,322	75,429
Remy Cointreau SA	223	25,277
Renault SA	1,759	109,574
Rexel SA	3,081	32,819
Safran SA	3,002	360,045
Sanofi SA	10,104	876,520
Sartorius Stedim Biotech	397	39,747
Schneider Electric SE	5,031	341,259
SCOR SE	1,419	63,793
SEB SA	175	22,617
Societe BIC SA	293	29,931
Societe Generale SA	6,891	218,476
Sodexo SA	778	79,788
Suez	3,330	44,065
Teleperformance	379	60,629
Thales SA	954	111,482
Total SA	21,692	1,144,147
Ubisoft Entertainment SA (2)	765	61,630
Unibail-Rodamco-Westfield	1,323	204,727
Valeo SA	2,186	63,756
Veolia Environnement SA	4,212	86,258
Vinci SA	4,541	373,415
Vivendi SA	9,402	227,879
Wendel SA	198	23,751
		11,406,630

Germany - 8.7%
1&1 Drillisch AG	500	25,536
adidas AG	1,576	329,367
Allianz SE	3,977	799,199
Axel Springer SE	440	24,929
BASF SE	8,199	571,090
Bayer AG	7,715	536,569
Bayerische Motoren Werke AG	2,983	241,936
Bayerische Motoren Werke AG, PFC Shares	555	39,578
Beiersdorf AG	943	98,357
Brenntag AG	1,412	61,633
Commerzbank AG (2)	9,705	64,442
Continental AG	995	138,540
Covestro AG (5)	1,407	69,681
Daimler AG	7,922	417,607
Delivery Hero SE (2)(5)	811	30,278
Deutsche Bank AG	16,668	132,930
Deutsche Boerse AG	1,754	209,700
Deutsche Lufthansa AG	2,376	53,658
Deutsche Post AG	9,057	247,339
Deutsche Telekom AG	29,779	506,145

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Deutsche Wohnen SE	3,115	142,358
E.ON SE	17,371	171,475
Evonik Industries AG	1,650	41,186
Fraport AG Frankfurt Airport Services Worldwide	424	30,345
Fresenius Medical Care AG & Co. KGaA	1,903	123,355
Fresenius SE & Co. KGaA	3,759	181,688
Fuchs Petrolub SE, PFC Shares	708	29,270
GEA Group AG	1,575	40,549
Hannover Rueck SE	541	72,911
HeidelbergCement AG	1,352	82,875
Henkel AG & Co. KGaA	931	91,632
Henkel AG & Co. KGaA, PFC Shares	1,492	162,970
Hochtief AG	211	28,496
Hugo Boss AG	558	34,397
Infineon Technologies AG	10,311	206,443
Innogy SE (5)	1,405	65,608
KION Group AG	300	15,256
Lanxess AG	810	37,241
Merck KGAA	1,141	117,446
METRO AG	1,662	25,573
MTU Aero Engines AG	347	63,016
Muenchener Rueckversicherungs-Gesellschaft AG	1,354	295,305
OSRAM Licht AG	907	39,471
Porsche Automobil Holding SE, PFC Shares	1,254	73,751
ProSiebenSat.1 Media SE	2,901	51,619
Puma SE	56	27,381
RTL Group SA	344	18,435
RWE AG	3,388	73,790
SAP SE	8,724	865,854
Sartorius AG, PFC Shares	314	39,079
Siemens AG	6,796	758,444
Siemens Healthineers AG (2)(5)	1,608	67,193
Symrise AG	1,151	85,281
Telefonica Deutschland Holding AG	7,582	29,842
ThyssenKrupp AG	3,750	64,417
TUI AG	4,204	60,423
Uniper SE	996	25,692
United Internet AG	1,054	46,132
Volkswagen AG	330	52,791
Volkswagen AG, PFC Shares	1,662	265,015
Vonovia SE	4,410	198,798
Wirecard AG	921	138,843
Zalando SE (2)(5)	881	22,764
		9,662,924

12 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hong Kong - 3.8%
AIA Group Ltd.	107,166	890,208
ASM Pacific Technology Ltd.	3,274	31,608
Bank of East Asia Ltd. (The)	7,110	22,550
BOC Hong Kong Holdings Ltd.	33,956	126,035
CK Asset Holdings Ltd.	23,066	168,764
CK Hutchison Holdings Ltd.	21,847	209,692
CK Infrastructure Holdings Ltd.	6,756	51,127
CLP Holdings Ltd.	14,122	159,591
Dairy Farm International Holdings Ltd.	3,000	27,193
Galaxy Entertainment Group Ltd.	21,913	138,417
Hang Lung Group Ltd.	8,939	22,792
Hang Lung Properties Ltd.	13,000	24,709
Hang Seng Bank Ltd.	6,440	144,264
Henderson Land Development Co. Ltd.	13,460	66,991
HK Electric Investments & HK Electric Investments Ltd.	27,027	27,240
HKT Trust & HKT Ltd.	27,020	38,923
Hong Kong & China Gas Co. Ltd.	85,750	177,164
Hong Kong Exchanges & Clearing Ltd.	10,306	297,931
Hongkong Land Holdings Ltd.	9,294	58,591
Hysan Development Co. Ltd.	6,398	30,425
Jardine Matheson Holdings Ltd.	2,019	140,580
Jardine Strategic Holdings Ltd.	2,100	76,995
Kerry Properties Ltd.	6,621	22,598
Link	18,689	189,464
Melco Resorts & Entertainment, Ltd. ADR	1,940	34,183
MGM China Holdings Ltd.	9,686	16,170
MTR Corp. Ltd.	11,981	63,054
New World Development Co. Ltd.	57,431	75,853
NWS Holdings Ltd.	15,628	32,090
PCCW Ltd.	42,738	24,609
Power Assets Holdings Ltd.	11,042	76,713
Sands China Ltd.	19,483	84,966
Shangri-La Asia Ltd.	12,775	18,859
Sino Land Co. Ltd.	31,433	53,854
SJM Holdings Ltd.	21,000	19,511
Sun Hung Kai Properties Ltd.	12,652	180,564
Swire Pacific Ltd., Class A	4,537	47,902
Swire Properties Ltd.	11,929	41,914
Techtronic Industries Co. Ltd.	12,025	63,813
WH Group Ltd. (5)	81,549	62,633
Wharf Holdings Ltd. (The)	8,906	23,219
Wharf Real Estate Investment Co. Ltd.	11,905	71,203
Wheelock & Co. Ltd.	6,286	35,987
Wynn Macau Ltd.	15,891	34,593
Yue Yuen Industrial Holdings Ltd.	7,565	24,218
		4,229,760

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ireland - 1.2%
AIB Group plc	8,000	33,734
Bank of Ireland Group plc	7,679	42,708
CRH plc	7,474	197,962
DCC plc	788	60,109
Experian plc	8,558	207,462
James Hardie Industries plc CDI (3)	3,691	40,213
Kerry Group plc, Class A	1,467	145,266
Kingspan Group plc	964	41,324
Paddy Power Betfair plc	656	53,874
Ryanair Holdings plc (2)	1,686	20,687
Shire plc	8,134	473,298
Smurfit Kappa Group plc	1,686	44,860
		1,361,497

Israel - 0.5%
Azrieli Group Ltd.	432	20,668
Bank Hapoalim BM	9,511	60,149
Bank Leumi Le-Israel BM	13,251	80,102
Bezeq The Israeli Telecommunication Corp. Ltd.	21,147	20,636
Check Point Software Technologies Ltd. (2)	1,150	118,047
Elbit Systems Ltd.	200	22,958
Israel Chemicals Ltd.	5,940	33,775
Mizrahi Tefahot Bank Ltd.	1,418	23,949
Nice Ltd. (2)	292	31,636
Teva Pharmaceutical Industries Ltd. ADR	8,665	133,614
Wix.com Ltd. (2)(3)	425	38,395
		583,929

Italy - 1.9%
Assicurazioni Generali SpA	9,213	153,986
Atlantia SpA	4,209	87,106
Davide Campari-Milano SpA	2,900	24,558
Enel SpA	72,788	421,970
Eni SpA	21,945	346,669
Ferrari NV	1,129	112,340
Intesa Sanpaolo SpA	130,530	290,641
Leonardo SpA	1,654	14,572
Mediobanca Banca di Credito Finanziario SpA	5,772	48,839
Moncler SpA	1,356	45,124
Pirelli & C SpA (2)(5)	2,992	19,227
Poste Italiane SpA (5)	5,326	42,708
Prysmian SpA	1,988	38,681
Recordati SpA	1,418	49,106
Snam SpA	21,569	94,437
Telecom Italia SpA (2)	103,232	57,150
Telecom Italia SpA, PFC Shares	61,458	29,476

14 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Terna Rete Elettrica Nazionale SpA	12,851	72,983
UniCredit SpA	16,810	190,405
		2,139,978

Japan - 24.1%
ABC-Mart, Inc.	336	18,607
Acom Co. Ltd.	4,068	13,233
AEON Co. Ltd.	5,767	112,722
AEON Financial Service Co. Ltd.	1,135	20,136
AEON Mall Co. Ltd.	1,161	18,497
AGC, Inc. (3)	1,656	51,473
Air Water, Inc.	1,519	22,893
Aisin Seiki Co. Ltd.	1,652	56,789
Ajinomoto Co., Inc.	4,199	74,612
Alfresa Holdings Corp.	1,916	48,838
Alps Electric Co. Ltd.	1,919	37,210
Amada Holdings Co. Ltd.	2,469	22,164
ANA Holdings, Inc.	883	31,699
Aozora Bank Ltd.	906	27,003
Asahi Group Holdings Ltd.	3,315	128,469
Asahi Intecc Co. Ltd.	800	33,844
Asahi Kasei Corp.	11,670	119,774
Asics Corp. (3)	1,631	20,715
Astellas Pharma, Inc.	17,401	222,326
Bandai Namco Holdings, Inc.	1,737	77,990
Bank of Kyoto Ltd. (The)	618	25,397
Benesse Holdings, Inc.	678	17,247
Bridgestone Corp.	5,684	218,071
Brother Industries Ltd.	1,905	28,196
Calbee, Inc. (3)	818	25,550
Canon, Inc. (3)	7,200	198,113
Casio Computer Co. Ltd. (3)	1,531	18,152
Central Japan Railway Co.	1,259	265,633
Chiba Bank Ltd. (The)	5,241	29,195
Chubu Electric Power Co., Inc.	3,969	56,397
Chugai Pharmaceutical Co. Ltd. (3)	1,982	114,954
Chugoku Electric Power Co., Inc. (The)	2,837	36,869
Coca-Cola Bottlers Japan Holdings, Inc. (3)	1,200	35,785
Concordia Financial Group Ltd.	9,831	37,566
Credit Saison Co. Ltd.	1,512	17,715
CyberAgent, Inc.	600	23,195
Dai Nippon Printing Co. Ltd.	2,105	43,940
Dai-ichi Life Holdings, Inc.	9,813	152,392
Daicel Corp.	2,854	29,298
Daifuku Co. Ltd.	400	18,136
Daiichi Sankyo Co. Ltd.	5,200	166,326
Daikin Industries Ltd.	2,273	241,519

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Daito Trust Construction Co. Ltd.	616	84,333
Daiwa House Industry Co. Ltd.	5,132	163,703
Daiwa House REIT Investment Corp.	11	24,641
Daiwa Securities Group, Inc.	14,525	73,724
DeNA Co., Ltd.	1,400	23,352
Denso Corp.	4,022	178,045
Dentsu, Inc.	1,905	85,079
Disco Corp.	200	23,254
Don Quijote Holdings Co. Ltd. (3)	909	56,200
East Japan Railway Co.	2,950	260,515
Eisai Co. Ltd.	2,251	174,272
Electric Power Development Co. Ltd.	1,493	35,429
FamilyMart UNY Holdings Co. Ltd. (3)	633	79,666
FANUC Corp.	1,662	252,224
Fast Retailing Co. Ltd.	536	273,757
Fuji Electric Co. Ltd.	1,141	33,605
FUJIFILM Holdings Corp.	3,627	140,599
Fujitsu Ltd.	1,652	102,979
Fukuoka Financial Group, Inc.	1,577	31,971
Hakuhodo DY Holdings, Inc.	2,178	31,081
Hamamatsu Photonics KK	1,451	48,627
Hankyu Hanshin Holdings, Inc.	2,062	68,557
Hikari Tsushin, Inc. (3)	219	34,231
Hino Motors Ltd.	2,636	24,822
Hirose Electric Co. Ltd.	342	33,459
Hisamitsu Pharmaceutical Co., Inc.	630	34,778
Hitachi Chemical Co. Ltd.	1,062	15,976
Hitachi Construction Machinery Co. Ltd.	1,096	25,648
Hitachi High-Technologies Corp.	702	21,983
Hitachi Ltd.	8,784	232,866
Hitachi Metals Ltd.	2,186	22,736
Honda Motor Co. Ltd.	13,901	366,223
Hoshizaki Corp.	316	19,174
HOYA Corp.	3,523	212,437
Hulic Co. Ltd.	3,040	27,167
Idemitsu Kosan Co. Ltd.	897	29,176
IHI Corp.	1,298	35,749
Iida Group Holdings Co. Ltd.	1,500	25,982
INPEX Corp.	8,491	75,237
Isetan Mitsukoshi Holdings Ltd.	3,424	37,831
Isuzu Motors Ltd.	5,055	70,907
ITOCHU Corp.	13,048	221,591
J Front Retailing Co. Ltd.	2,460	28,156
Japan Airlines Co. Ltd.	820	29,062
Japan Airport Terminal Co. Ltd.	400	13,828
Japan Exchange Group, Inc.	4,518	72,875
Japan Post Bank Co. Ltd.	2,200	24,221

16 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Japan Post Holdings Co. Ltd.	12,700	146,635
Japan Prime Realty Investment Corp. (3)	8	30,379
Japan Real Estate Investment Corp.	10	56,147
Japan Retail Fund Investment Corp.	20	39,911
Japan Tobacco, Inc. (3)	8,834	209,905
JFE Holdings, Inc.	4,625	73,668
JGC Corp.	2,113	29,739
JSR Corp.	1,959	29,406
JTEKT Corp.	2,275	25,161
JXTG Holdings, Inc.	26,738	138,864
Kajima Corp.	3,581	48,104
Kakaku.com, Inc.	1,455	25,737
Kamigumi Co. Ltd.	1,188	24,305
Kaneka Corp.	570	20,413
Kansai Electric Power Co., Inc. (The)	6,078	91,150
Kansai Paint Co. Ltd.	1,523	29,253
Kao Corp.	4,501	333,153
Kawasaki Heavy Industries Ltd.	1,447	30,879
KDDI Corp.	16,267	388,698
Keihan Holdings Co. Ltd.	838	34,146
Keikyu Corp.	2,389	39,039
Keio Corp.	979	56,971
Keisei Electric Railway Co. Ltd.	1,406	44,051
Keyence Corp.	840	424,574
Kikkoman Corp.	1,101	58,920
Kintetsu Group Holdings Co. Ltd.	1,546	67,178
Kirin Holdings Co. Ltd.	7,326	152,759
Kobayashi Pharmaceutical Co. Ltd.	400	27,126
Kobe Steel Ltd.	3,157	21,882
Koito Manufacturing Co. Ltd.	947	48,859
Komatsu Ltd.	8,346	179,355
Konami Holdings Corp.	951	41,789
Konica Minolta, Inc.	4,612	41,515
Kose Corp.	308	48,380
Kubota Corp.	9,011	128,080
Kuraray Co. Ltd.	2,718	38,227
Kurita Water Industries Ltd.	1,032	24,986
Kyocera Corp.	2,948	147,356
Kyowa Hakko Kirin Co. Ltd.	2,644	49,961
Kyushu Electric Power Co., Inc.	3,051	36,330
Kyushu Railway Co.	900	30,449
Lawson, Inc.	500	31,627
LINE Corp. (2)(3)	439	14,993
Lion Corp.	1,722	35,589
LIXIL Group Corp.	2,113	26,195
M3, Inc.	3,958	53,319
Makita Corp.	1,948	69,185
www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Marubeni Corp.	14,833	104,076
Marui Group Co. Ltd.	2,130	41,279
Maruichi Steel Tube Ltd.	575	18,038
Mazda Motor Corp.	4,510	46,365
McDonald’s Holdings Company (Japan), Ltd. (3)	677	28,758
Mebuki Financial Group, Inc.	9,500	25,124
Medipal Holdings Corp.	1,745	37,333
MEIJI Holdings Co. Ltd.	967	78,808
MinebeaMitsumi, Inc.	3,459	49,879
MISUMI Group, Inc.	2,280	48,032
Mitsubishi Chemical Holdings Corp.	11,222	84,782
Mitsubishi Corp.	11,890	325,983
Mitsubishi Electric Corp.	16,660	183,720
Mitsubishi Estate Co. Ltd.	9,268	145,818
Mitsubishi Gas Chemical Co., Inc.	1,148	17,197
Mitsubishi Heavy Industries Ltd.	2,244	80,520
Mitsubishi Materials Corp.	1,000	26,351
Mitsubishi Motors Corp.	3,200	17,426
Mitsubishi Tanabe Pharma Corp.	1,789	25,825
Mitsubishi UFJ Financial Group, Inc.	106,076	520,584
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,566	21,885
Mitsui & Co. Ltd.	15,475	237,747
Mitsui Chemicals, Inc.	1,475	33,300
Mitsui Fudosan Co. Ltd.	7,831	173,941
Mitsui OSK Lines Ltd.	1,100	23,804
Mizuho Financial Group, Inc.	208,814	323,084
MonotaRO Co. Ltd.	1,600	39,442
MS&AD Insurance Group Holdings, Inc.	4,228	120,182
Murata Manufacturing Co. Ltd.	1,438	193,770
Nabtesco Corp. (3)	1,148	24,855
Nagoya Railroad Co. Ltd.	1,275	33,579
NEC Corp.	1,755	52,183
Nexon Co. Ltd. (2)	3,550	45,829
NGK Insulators Ltd.	1,971	26,715
NGK Spark Plug Co. Ltd.	1,223	24,209
NH Foods Ltd.	883	33,194
Nidec Corp.	2,014	227,878
Nikon Corp.	2,874	42,809
Nintendo Co. Ltd.	1,021	271,115
Nippon Building Fund, Inc.	12	75,562
Nippon Electric Glass Co. Ltd.	900	22,050
Nippon Express Co. Ltd.	576	31,999
Nippon Paint Holdings Co. Ltd. (3)	1,458	49,676
Nippon Prologis REIT, Inc.	10	21,105
Nippon Steel & Sumitomo Metal Corp.	3,675	63,140
Nippon Telegraph & Telephone Corp.	5,902	240,797
Nippon Yusen KK	1,300	19,878

18 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nissan Chemical Corp.	1,247	65,072
Nissan Motor Co. Ltd.	20,743	165,930
Nisshin Seifun Group, Inc.	1,417	29,185
Nissin Foods Holdings Co. Ltd.	498	31,203
Nitori Holdings Co. Ltd.	716	89,672
Nitto Denko Corp.	1,470	73,727
Nomura Holdings, Inc.	31,557	119,589
Nomura Real Estate Holdings, Inc.	1,270	23,289
Nomura Real Estate Master Fund, Inc.	29	38,155
Nomura Research Institute Ltd.	1,000	37,083
NSK Ltd.	3,396	29,137
NTT Data Corp.	6,430	70,278
NTT DoCoMo, Inc.	11,724	263,429
Obayashi Corp.	5,320	48,172
Obic Co. Ltd.	660	50,944
Odakyu Electric Railway Co. Ltd.	2,305	50,688
Oji Holdings Corp.	8,273	42,270
Olympus Corp.	1,969	60,221
Omron Corp.	1,663	60,287
Ono Pharmaceutical Co. Ltd.	3,505	71,575
Oracle Corp. Japan	389	24,693
Oriental Land Co. Ltd.	1,824	183,439
ORIX Corp.	12,102	176,833
Osaka Gas Co. Ltd.	3,123	56,970
Otsuka Corp.	1,064	29,283
Otsuka Holdings Co. Ltd.	3,552	145,150
Panasonic Corp.	19,947	179,192
Park24 Co. Ltd.	1,041	22,924
Persol Holdings Co. Ltd.	1,200	17,800
Pigeon Corp.	900	38,387
Pola Orbis Holdings, Inc.	932	25,116
Rakuten, Inc. (2)(3)	5,200	34,885
Recruit Holdings Co. Ltd.	10,057	242,964
Renesas Electronics Corp. (2)	4,000	18,168
Resona Holdings, Inc.	19,311	92,625
Ricoh Co. Ltd.	5,835	57,019
Rinnai Corp.	346	22,783
Rohm Co. Ltd.	907	57,889
Ryohin Keikaku Co. Ltd.	243	58,996
Sankyo Co. Ltd.	600	22,818
Santen Pharmaceutical Co. Ltd.	2,900	41,842
SBI Holdings, Inc.	1,575	30,716
Secom Co. Ltd.	1,648	136,702
Sega Sammy Holdings, Inc.	1,500	20,911
Seibu Holdings, Inc.	1,400	24,351
Seiko Epson Corp.	2,252	31,453
Sekisui Chemical Co. Ltd.	3,264	48,521

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sekisui House Ltd.	4,350	63,880
Seven & I Holdings Co. Ltd.	6,826	296,625
Seven Bank Ltd.	6,071	17,331
SG Holdings Co. Ltd.	1,400	36,403
Sharp Corp.	1,524	15,258
Shimadzu Corp.	2,014	39,716
Shimamura Co. Ltd. (3)	225	17,230
Shimano, Inc.	650	91,629
Shimizu Corp.	5,627	45,775
Shin-Etsu Chemical Co. Ltd.	3,335	256,237
Shinsei Bank Ltd.	1,822	21,660
Shionogi & Co. Ltd.	2,421	138,180
Shiseido Co. Ltd.	3,474	217,569
Shizuoka Bank Ltd. (The)	3,925	30,596
Showa Denko KK	600	17,817
Showa Shell Sekiyu KK	1,921	26,614
SMC Corp.	479	144,214
SoftBank Group Corp.	7,492	490,720
Sohgo Security Services Co. Ltd.	728	34,014
Sompo Holdings, Inc.	2,899	98,479
Sony Corp.	11,280	543,804
Sony Financial Holdings, Inc.	1,774	33,061
Stanley Electric Co. Ltd.	1,134	31,723
Subaru Corp.	4,928	105,279
Sumco Corp. (3)	1,000	11,137
Sumitomo Chemical Co. Ltd.	13,034	63,120
Sumitomo Corp.	10,225	145,080
Sumitomo Dainippon Pharma Co. Ltd.	1,622	51,726
Sumitomo Electric Industries Ltd.	6,690	88,598
Sumitomo Heavy Industries Ltd.	1,127	33,417
Sumitomo Metal Mining Co. Ltd.	2,120	56,772
Sumitomo Mitsui Financial Group, Inc.	11,997	395,482
Sumitomo Mitsui Trust Holdings, Inc.	2,582	94,029
Sumitomo Realty & Development Co. Ltd.	2,468	90,350
Sumitomo Rubber Industries Ltd. (3)	1,700	20,014
Sundrug Co. Ltd.	700	20,845
Suntory Beverage & Food Ltd.	1,117	50,435
Suzuken Co. Ltd.	500	25,461
Suzuki Motor Corp.	2,978	150,125
Sysmex Corp.	1,393	66,155
T&D Holdings, Inc.	5,006	57,907
Taiheiyo Cement Corp.	1,231	37,884
Taisei Corp.	1,849	79,190
Taisho Pharmaceutical Holdings Co. Ltd.	167	16,761
Taiyo Nippon Sanso Corp.	1,324	21,524
Takashimaya Co. Ltd.	1,540	19,663
Takeda Pharmaceutical Co. Ltd. (3)	6,400	216,925

20 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
TDK Corp.	1,255	87,857
Teijin Ltd.	1,307	20,860
Terumo Corp.	2,659	149,981
THK Co. Ltd.	1,228	22,941
Tobu Railway Co. Ltd.	1,973	53,271
Toho Co. Ltd.	1,156	41,885
Toho Gas Co. Ltd.	772	32,474
Tohoku Electric Power Co., Inc.	3,514	46,265
Tokio Marine Holdings, Inc.	6,100	289,803
Tokyo Century Corp.	500	22,021
Tokyo Electric Power Co. Holdings, Inc. (2)	11,600	68,904
Tokyo Electron Ltd.	1,488	167,510
Tokyo Gas Co. Ltd.	3,362	85,032
Tokyu Corp.	2,784	45,493
Tokyu Fudosan Holdings Corp.	5,227	25,764
Toppan Printing Co. Ltd.	2,674	39,306
Toray Industries, Inc.	11,862	83,866
Toshiba Corp.	4,474	126,332
Tosoh Corp.	1,600	20,754
TOTO Ltd.	1,143	39,537
Toyo Seikan Group Holdings Ltd.	1,665	38,109
Toyo Suisan Kaisha Ltd.	904	31,480
Toyoda Gosei Co. Ltd.	662	13,033
Toyota Industries Corp.	1,361	62,674
Toyota Motor Corp.	19,830	1,147,890
Toyota Tsusho Corp.	1,765	51,860
Trend Micro, Inc. (2)	1,144	61,817
Tsuruha Holdings, Inc.	372	31,855
Unicharm Corp.	3,314	107,181
United Urban Investment Corp.	22	34,072
USS Co. Ltd.	2,235	37,500
Welcia Holdings Co. Ltd.	800	36,160
West Japan Railway Co.	1,478	104,422
Yahoo Japan Corp.	23,517	58,504
Yakult Honsha Co. Ltd.	896	62,723
Yamada Denki Co. Ltd.	6,405	30,761
Yamaguchi Financial Group, Inc.	2,021	19,318
Yamaha Corp.	1,409	59,938
Yamaha Motor Co. Ltd.	2,354	45,959
Yamato Holdings Co. Ltd. (3)	2,964	81,263
Yamazaki Baking Co. Ltd.	1,347	28,209
Yaskawa Electric Corp. (3)	2,183	53,362
Yokogawa Electric Corp.	2,328	40,187
Yokohama Rubber Co. Ltd. (The) (3)	1,123	21,003
ZOZO, Inc.	1,807	33,106
		26,715,334

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Luxembourg - 0.3%
ArcelorMittal	5,939	122,939
Aroundtown SA	6,058	50,257
Eurofins Scientific SE	110	41,083
Millicom International Cellular SA SDR	674	42,648
SES SA FDR	3,178	60,846
Tenaris SA	4,814	51,740
		369,513

Netherlands - 6.1%
ABN AMRO Group NV (5)	2,854	67,160
Aegon NV	16,563	77,575
AerCap Holdings NV (2)	1,228	48,629
Airbus SE	5,180	493,860
Akzo Nobel NV	2,298	185,067
ASML Holding NV	3,587	561,937
CNH Industrial NV	9,151	82,682
EXOR NV	898	48,750
Fiat Chrysler Automobiles NV (2)	9,199	132,634
Heineken Holding NV	1,027	86,768
Heineken NV	2,142	189,324
ING Groep NV	33,790	363,465
Koninklijke Ahold Delhaize NV	11,589	292,763
Koninklijke DSM NV	1,668	135,318
Koninklijke KPN NV	27,289	79,711
Koninklijke Philips NV	8,460	296,603
Koninklijke Vopak NV	716	32,469
NN Group NV	2,795	111,125
NXP Semiconductors NV	2,976	218,081
QIAGEN NV (2)	2,172	74,219
Randstad NV	975	44,704
Royal Dutch Shell plc, Class A	40,237	1,184,289
Royal Dutch Shell plc, Class B	33,195	992,447
STMicroelectronics NV	5,943	84,234
Unilever NV	14,064	761,879
Wolters Kluwer NV	2,422	142,431
		6,788,124

New Zealand - 0.2%
a2 Milk Co., Ltd. (2)	7,329	55,060
Auckland International Airport Ltd.	7,512	36,256
Fisher & Paykel Healthcare Corp. Ltd.	2,978	26,024
Fletcher Building Ltd. (2)	7,060	23,147
Meridian Energy Ltd.	13,065	29,895
Ryman Healthcare Ltd.	3,823	27,590
Spark New Zealand Ltd.	18,656	52,039
		250,011

22 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Norway - 0.7%
Aker BP ASA	1,364	34,391
DNB ASA	8,213	131,832
Equinor ASA	10,475	222,197
Gjensidige Forsikring ASA	2,039	31,898
Marine Harvest ASA	3,437	72,443
Norsk Hydro ASA	12,075	54,712
Orkla ASA	6,708	52,523
Schibsted ASA, Class B	908	27,621
Telenor ASA	5,788	112,405
Yara International ASA	1,585	61,101
		801,123

Portugal - 0.2%
Banco Espirito Santo SA (1)(2)	34,023	-
EDP - Energias de Portugal SA	23,611	82,598
Galp Energia SGPS SA	5,073	79,878
Jeronimo Martins SGPS SA	1,795	21,272
		183,748

Singapore - 1.4%
Ascendas Real Estate Investment Trust	19,131	36,104
CapitaLand Commercial Trust	21,099	27,100
CapitaLand Ltd.	26,148	59,629
CapitaLand Mall Trust	25,281	41,923
City Developments Ltd.	4,171	24,866
ComfortDelGro Corp. Ltd.	21,978	34,715
DBS Group Holdings Ltd.	16,148	280,811
Genting Singapore Ltd.	48,954	35,042
Golden Agri-Resources Ltd.	123,300	22,137
Jardine Cycle & Carriage Ltd.	1,007	26,070
Keppel Corp. Ltd.	14,828	64,371
Oversea-Chinese Banking Corp. Ltd.	28,436	235,211
SATS Ltd.	6,826	23,380
SembCorp Industries Ltd.	12,300	22,916
Singapore Airlines Ltd.	3,300	22,798
Singapore Exchange Ltd.	5,000	26,204
Singapore Press Holdings Ltd.	15,419	26,571
Singapore Technologies Engineering Ltd.	10,618	27,219
Singapore Telecommunications Ltd.	62,191	133,850
Suntec Real Estate Investment Trust	24,465	31,913
United Overseas Bank Ltd.	12,114	219,142
UOL Group Ltd.	4,870	22,148
Venture Corp. Ltd.	2,000	20,534
Wilmar International Ltd.	10,700	24,504
Yangzijiang Shipbuilding Holdings Ltd.	20,000	18,377
		1,507,535

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Spain - 3.1%
ACS Actividades de Construccion y Servicios SA	1,960	75,866
Aena SME SA (5)	615	95,553
Amadeus IT Group SA, Class A	3,966	275,945
Banco Bilbao Vizcaya Argentaria SA	59,631	316,749
Banco de Sabadell SA	46,278	52,952
Banco Santander SA	142,961	649,185
Bankia SA (3)	11,742	34,355
Bankinter SA	5,419	43,483
CaixaBank SA	33,360	120,811
Enagas SA (3)	2,312	62,498
Endesa SA	3,238	74,670
Ferrovial SA	4,427	89,659
Grifols SA	2,499	65,603
Iberdrola SA	55,236	443,538
Industria de Diseno Textil SA	8,964	228,803
International Consolidated Airlines Group SA	5,802	45,997
Mapfre SA (3)	10,989	29,186
Naturgy Energy Group SA	2,975	75,894
Red Electrica Corp. SA	4,173	93,059
Repsol SA	10,766	173,085
Siemens Gamesa Renewable Energy SA (2)(3)	1,846	22,476
Telefonica SA	39,336	331,107
		3,400,474

Sweden - 2.5%
Alfa Laval AB	2,993	64,341
Assa Abloy AB, Class B	8,723	156,201
Atlas Copco AB, Class A	5,827	139,021
Atlas Copco AB, Class B	3,558	77,962
Boliden AB	2,356	51,052
Electrolux AB, Series B	1,958	41,272
Epiroc AB, Class A (2)	5,827	55,383
Epiroc AB, Class B (2)	3,558	31,760
Essity AB, Class B	5,585	137,288
Hennes & Mauritz AB, Class B (3)	7,113	101,155
Hexagon AB, Class B	2,400	110,946
Husqvarna AB, Class B	4,245	31,515
ICA Gruppen AB (3)	820	29,294
Industrivarden AB, Class C	1,673	33,872
Investor AB, Class B	4,344	184,595
Kinnevik AB, Class B	1,988	48,108
L E Lundbergforetagen AB, Class B	510	15,061
Lundin Petroleum AB	1,894	47,301
Sandvik AB	10,353	148,341
Securitas AB, Class B	3,192	51,423
Skandinaviska Enskilda Banken AB, Class A	13,044	126,799

24 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Skanska AB, Class B	2,734	43,594
SKF AB, Class B	3,325	50,535
Svenska Handelsbanken AB, Class A	12,961	144,200
Swedbank AB, Class A	7,827	174,942
Swedish Match AB	1,590	62,594
Tele2 AB, Class B	3,663	46,717
Telefonaktiebolaget LM Ericsson, Class B	24,333	215,395
Telia Co. AB	25,833	122,885
Volvo AB, Class B	14,184	185,726
		2,729,278

Switzerland - 9.1%
ABB Ltd.	16,743	319,726
Adecco Group AG	1,418	66,649
Baloise Holding AG	415	57,295
Barry Callebaut AG	22	34,335
Chocoladefabriken Lindt & Sprungli AG	1	74,632
Chocoladefabriken Lindt & Sprungli AG PC	10	62,139
Cie Financiere Richemont SA	4,675	301,480
Clariant AG	1,110	20,470
Coca-Cola HBC AG	1,844	57,713
Credit Suisse Group AG	19,153	209,375
Dufry AG (3)	109	10,379
EMS-Chemie Holding AG	52	24,758
Ferguson plc	2,176	139,043
Geberit AG	344	133,961
Givaudan SA	68	157,670
Glencore plc	99,586	370,267
Julius Baer Group Ltd.	2,030	72,342
Kuehne & Nagel International AG	489	62,947
LafargeHolcim Ltd.	4,164	171,842
Lonza Group AG	692	179,889
Nestle SA	26,527	2,153,004
Novartis AG	19,191	1,643,598
Pargesa Holding SA	354	25,531
Partners Group Holding AG (3)	156	94,902
Roche Holding AG PC	6,221	1,544,418
Schindler Holding AG	110	21,380
Schindler Holding AG PC	412	81,804
SGS SA	49	110,300
Sika AG	1,200	152,428
Sonova Holding AG	543	89,294
Straumann Holding AG	95	59,998
Swatch Group AG (The)	505	29,210
Swatch Group AG (The), Bearer Shares	228	66,544
Swiss Life Holding AG	289	111,545
Swiss Prime Site AG	646	52,327

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 25

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Swiss Re AG	2,847	261,925
Swisscom AG	201	96,073
Temenos AG	441	52,992
UBS Group AG	34,537	430,788
Vifor Pharma AG (3)	390	42,438
Zurich Insurance Group AG	1,356	404,208
		10,051,619

United Kingdom - 14.2%
3i Group plc	8,757	86,407
Admiral Group plc	1,608	41,959
Anglo American plc	8,632	193,017
Antofagasta plc	4,020	40,206
Ashtead Group plc	4,542	94,743
Associated British Foods plc	3,229	84,159
AstraZeneca plc	11,256	840,214
Auto Trader Group plc (5)	8,362	48,528
Aviva plc	31,617	151,319
Babcock International Group plc	2,322	14,483
BAE Systems plc	28,922	169,161
Barclays plc	148,320	283,776
Barratt Developments plc	8,797	51,891
Berkeley Group Holdings plc	1,068	47,369
BHP Group plc (2)	18,945	400,327
BP plc	175,243	1,107,831
British American Tobacco plc	19,976	635,617
British Land Co. plc (The)	8,346	56,755
BT Group plc	72,149	219,376
Bunzl plc	2,897	87,486
Burberry Group plc	3,925	86,189
Carnival plc	1,546	74,242
Centrica plc	43,792	75,540
Coca-Cola European Partners plc (2)(6)	1	46
Coca-Cola European Partners plc (2)(6)	1,736	79,996
Compass Group plc	14,287	300,667
ConvaTec Group plc (5)	9,566	16,944
Croda International plc	1,191	71,128
Diageo plc	21,906	782,798
Direct Line Insurance Group plc	11,922	48,462
easyJet plc	1,619	22,813
Fresnillo plc	2,253	24,756
G4S plc	12,759	32,208
GlaxoSmithKline plc	43,689	832,626
GVC Holdings plc	4,677	40,152
Hammerson plc	8,073	33,987
Hargreaves Lansdown plc	2,659	62,712
HSBC Holdings plc	176,853	1,458,990

26 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Imperial Brands plc	8,611	261,359
Informa plc	8,510	68,307
InterContinental Hotels Group plc	1,612	87,198
Intertek Group plc	1,422	87,030
Investec plc	6,644	37,351
ITV plc	34,182	54,406
J Sainsbury plc	16,600	56,116
John Wood Group plc	4,732	30,445
Johnson Matthey plc	1,639	58,522
Kingfisher plc	19,212	50,514
Land Securities Group plc	6,865	70,489
Legal & General Group plc	47,541	140,073
Lloyds Banking Group plc	630,386	415,538
London Stock Exchange Group plc	2,871	148,949
Marks & Spencer Group plc	16,551	51,910
Meggitt plc	7,904	47,480
Melrose Industries plc	36,399	76,041
Merlin Entertainments plc (5)	7,236	29,310
Micro Focus International plc	3,814	66,816
Mondi plc	3,206	66,774
National Grid plc	30,455	297,951
Next plc	1,210	61,609
NMC Health plc	541	18,882
Pearson plc	7,041	84,350
Persimmon plc	2,734	67,327
Prudential plc	23,298	416,020
Randgold Resources Ltd.	955	79,480
Reckitt Benckiser Group plc	5,982	458,079
RELX plc (6)	9,710	200,224
RELX plc (6)	8,296	170,692
Rio Tinto plc	10,812	517,812
Rolls-Royce Holdings plc	15,214	160,279
Royal Bank of Scotland Group plc	36,146	100,271
Royal Mail plc	7,310	25,372
RSA Insurance Group plc	8,671	56,906
Sage Group plc (The)	9,664	74,117
Schroders plc	934	29,088
Segro plc	8,386	62,955
Severn Trent plc	2,400	55,634
Smith & Nephew plc	7,814	146,268
Smiths Group plc	3,491	60,775
SSE plc	9,191	126,924
St James’s Place plc	4,702	56,630
Standard Chartered plc	27,254	211,809
Standard Life Aberdeen plc	21,252	69,586
Taylor Wimpey plc	27,593	47,980
Tesco plc	66,118	160,347

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 27

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Unilever plc	10,060	528,178
United Utilities Group plc	6,952	65,366
Vodafone Group plc	226,145	439,691
Weir Group plc (The)	2,420	40,073
Whitbread plc	1,607	93,844
WM Morrison Supermarkets plc	18,613	50,600
WPP plc	9,814	106,806
		15,745,433

Total Common Stocks (Cost $93,485,084)		110,113,025

RIGHTS - 0.0% (4)
Spain - 0.0% (4)
Repsol SA, Exp. 1/9/19 (2)(3)	10,766	4,934

Total Rights (Cost $5,045)		4,934

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	1,076,135	1,076,135

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,076,135)		1,076,135

TOTAL INVESTMENTS (Cost $94,566,264) - 100.3%		111,194,094
Other assets and liabilities, net - (0.3%)		(381,983)
NET ASSETS - 100.0%		110,812,111

NOTES TO SCHEDULE OF INVESTMENTS
(1) For fair value measurement purposes, security is categorized as Level 3 (see Note 1A).
(2) Non-income producing security.
(3) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $3,043,293.
(4) Amount is less than 0.05%.
(5) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $775,308, which represents 0.7% of the net assets of the Fund as of December 31, 2018.

(6) Securities are traded on separate exchanges for the same entity.

28 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

At December 31, 2018, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% of total investments*
Financials	19.5%
Industrials	14.3%
Consumer Staples	11.5%
Health Care	11.4%
Consumer Discretionary	11.2%
Materials	7.4%
Information Technology	5.9%
Energy	5.9%
Communication Services	5.5%
Utilities	3.7%
Real Estate	3.7%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
CDI:	CHESS Depositary Interest
FDR:	Fiduciary Depositary Receipt
PC:	Participation Certificate
PFC Shares:	Preference Shares
SDR:	Swedish Depositary Receipt
See notes to financial statements.

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CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $94,566,264) - including $3,043,293 of securities on loan	$111,194,094
Cash	103,956
Cash denominated in foreign currency, at value (cost $132,287)	131,869
Receivable for investments sold	26,756
Receivable for capital shares sold	191,451
Dividends receivable	128,269
Securities lending income receivable	1,637
Tax reclaims receivable	210,619
Receivable from affiliate	23,599
Directors’ deferred compensation plan	22,340
Other assets	3,989
Total assets	112,038,579

LIABILITIES
Payable for capital shares redeemed	4,225
Deposits for securities loaned	1,076,135
Payable to affiliates:
Investment advisory fee	28,706
Administrative fee	11,483
Distribution and service fee	1,314
Sub-transfer agency fee	76
Directors’ deferred compensation plan	22,340
Accrued expenses	82,189
Total liabilities	1,226,468
NET ASSETS	$110,812,111

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$96,530,708
Distributable earnings	14,281,403
Total	$110,812,111

NET ASSET VALUE PER SHARE
Class I (based on net assets of $103,167,512 and 1,351,931 shares outstanding)	$76.31
Class F (based on net assets of $7,644,599 and 99,938 shares outstanding)	$76.49
See notes to financial statements.

30 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $390,473)	$4,128,192
Interest income	602
Securities lending income, net	40,884
Total investment income	4,169,678

EXPENSES
Investment advisory fee	396,799
Administrative fee	158,720
Distribution and service fees:
Class F	15,619
Directors’ fees and expenses	6,600
Custodian fees	127,801
Transfer agency fees and expenses	18,978
Accounting fees	48,993
Professional fees	33,786
Reports to shareholders	34,236
Licensing fees	61,160
Interest expense and fees	6,704
Miscellaneous	16,586
Total expenses	925,982
Waiver and/or reimbursement of expenses by affiliate	(261,031)
Reimbursement of expenses-other	(2,393)
Net expenses	662,558
Net investment income	3,507,120

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(1,103,565)
Foreign currency transactions	(30,229)
(1,133,794)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(19,777,427)
Foreign currency	(8,914)
(19,786,341)

Net realized and unrealized loss	(20,920,135)

Net decrease in net assets resulting from operations	($17,413,015)
See notes to financial statements.

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CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$3,507,120	$3,490,680
Net realized loss	(1,133,794)	(1,679,323)
Net change in unrealized appreciation (depreciation)	(19,786,341)	28,968,942
Net increase (decrease) in net assets resulting from operations	(17,413,015)	30,780,299

Distributions to shareholders:(1)
Class I shares	(3,852,123)	(3,425,465)
Class F shares	(275,444)	(161,044)
Total distributions to shareholders	(4,127,567)	(3,586,509)

Capital share transactions:
Class I shares	(17,855,847)	(9,744,253)
Class F shares	1,900,879	1,687,228
Net decrease in net assets from capital share transactions	(15,954,968)	(8,057,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,495,550)	19,136,765

NET ASSETS
Beginning of year	148,307,661	129,170,896
End of year	$110,812,111	$148,307,661(2)

(1) For the year ended December 31, 2017, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2) Includes accumulated undistributed net investment income of $3,043,508 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.
See notes to financial statements.

32 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS I SHARES	2018		2017	2016	2015	2014
Net asset value, beginning	$91.21		$74.93	$76.87	$78.33	$85.97
Income from investment operations:
Net investment income (1)	2.36		2.11	1.88	1.63	2.24
Net realized and unrealized gain (loss)	(14.36)		16.39	(1.54)	(2.88)	(7.75)
Total from investment operations	(12.00)		18.50	0.34	(1.25)	(5.51)
Distributions from:
Net investment income	(2.90)		(2.22)	(2.28)	(0.21)	(2.13)
Total distributions	(2.90)		(2.22)	(2.28)	(0.21)	(2.13)
Total increase (decrease) in net asset value	(14.90)		16.28	(1.94)	(1.46)	(7.64)
Net asset value, ending	$76.31		$91.21	$74.93	$76.87	$78.33
Total return (2)	(13.58%)		24.76%	0.46%	(1.61%)	(6.44%)
Ratios to average net assets: (3)
Total expenses	0.69%	(4)	0.68%	0.98%	0.95%	0.98%
Net expenses	0.49%	(4)	0.48%	0.97%	0.95%	0.98%
Net investment income	2.67%		2.49%	2.50%	2.01%	2.63%
Portfolio turnover	6%		3%	22%	10%	28%
Net assets, ending (in thousands)	$103,168		$141,082	$124,685	$154,811	$170,425

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4) Includes interest expense of 0.01%.

See notes to financial statements.

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CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS F SHARES	2018		2017	2016	2015	2014
Net asset value, beginning	$91.65		$75.47	$77.45	$78.93	$86.41
Income from investment operations:
Net investment income (1)	2.09		1.87	1.60	1.44	2.03
Net realized and unrealized gain (loss)	(14.35)		16.53	(1.43)	(2.90)	(7.74)
Total from investment operations	(12.26)		18.40	0.17	(1.46)	(5.71)
Distributions from:
Net investment income	(2.90)		(2.22)	(2.15)	(0.02)	(1.77)
Total distributions	(2.90)		(2.22)	(2.15)	(0.02)	(1.77)
Total increase (decrease) in net asset value	(15.16)		16.18	(1.98)	(1.48)	(7.48)
Net asset value, ending	$76.49		$91.65	$75.47	$77.45	$78.93
Total return (2)	(13.80%)		24.44%	0.24%	(1.84%)	(6.62%)
Ratios to average net assets: (3)
Total expenses	0.89%	(4)	0.91%	1.26%	1.24%	1.32%
Net expenses	0.74%	(4)	0.73%	1.19%	1.19%	1.19%
Net investment income	2.37%		2.18%	2.11%	1.75%	2.37%
Portfolio turnover	6%		3%	22%	10%	28%
Net assets, ending (in thousands)	$7,645		$7,226	$4,486	$3,906	$3,926

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4) Includes interest expense of 0.01%.

See notes to financial statements.

34 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP EAFE International Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

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consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Level 4
Common Stocks
Australia	$67,873	$7,549,508		$—	$7,617,381
Hong Kong	34,183	4,195,577		—	4,229,760
Israel	290,056	293,873		—	583,929
Netherlands	266,710	6,521,414		—	6,788,124
Portugal	—	183,748		—	183,748
United Kingdom	46	15,745,387		—	15,745,433
Other Countries(2)	—	74,964,650		—	74,964,650
Total Common Stocks	$658,868	$109,454,157	(3)	$—	$110,113,025
Rights	4,934	—		—	4,934
Short Term Investment of Cash Collateral for Securities Loaned	1,076,135	—		—	1,076,135
Total Investments	$1,739,937	$109,454,157		$—	$111,194,094

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2018 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current

36 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $396,799.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $251,729.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the year ended December 31, 2018, CRM was paid administrative fees of $158,720, of which $9,302 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the year ended December 31, 2018 amounted to $15,619 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $317 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the

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Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $2,393, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2018, expenses incurred under the Servicing Plan amounted to $14,154 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,438,208 and $23,997,343, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017
Ordinary income	$4,127,567	$3,586,509
As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$3,243,086
Deferred capital losses	($2,815,952)
Net unrealized appreciation (depreciation)	$13,854,269
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $2,815,952 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $2,815,952 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$97,338,848
Gross unrealized appreciation	$23,762,797
Gross unrealized depreciation	(9,907,551)
Net unrealized appreciation (depreciation)	$13,855,246

38 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2018, the total value of securities on loan was $3,043,293 and the total value of collateral received was $3,181,558, comprised of cash of $1,076,135 and U.S. Government and/or agencies securities of $2,105,423.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,176,713	$—	$—	$—	$3,176,713
Rights	4,845				4,845
Total	$3,181,558	$—	$—	$—	$3,181,558
The carrying amount of the liability for deposits for securities loaned at December 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2018.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at December 31, 2018. Average borrowings and the weighted average interest rate (excluding fees) for the year ended December 31, 2018 were $209,152 and 3.21%, respectively.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT 39

NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	114,272	$10,056,808	109,781	$9,335,003
Reinvestment of distributions	43,749	3,852,123	38,510	3,425,465
Shares redeemed	(352,849)	(31,764,778)	(265,463)	(22,504,721)
Net decrease	(194,828)	($17,855,847)	(117,172)	($9,744,253)

Class F
Shares sold	36,805	$3,296,228	36,010	$3,096,651
Reinvestment of distributions	3,119	275,444	1,801	161,044
Shares redeemed	(18,831)	(1,670,793)	(18,403)	(1,570,467)
Net increase	21,093	$1,900,879	19,408	$1,687,228
At December 31, 2018, separate accounts of an insurance company owned 76.9% of the value of the outstanding shares of the Fund.
NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

40 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Variable Products, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert VP EAFE International Index Portfolio (the Fund), a series of Calvert Variable Products, Inc., including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 15, 2019

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FEDERAL TAX INFORMATION
As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the foreign tax credit.
Foreign Tax Credit. For the fiscal year ended December 31, 2018, the Fund paid foreign taxes of $268,237 and recognized foreign source income of $4,518,648.

42 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Variable Products, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr. 1948	Director	2016
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Director	2016 (Chair); 2008 (Director)
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2016
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Director	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), (November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Director	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 43

Principal Officers who are not Directors
Name and Year of Birth	Position(s) with the Corporation	Position Start Date	Principal Occupation(s) During Past Five Years

Hope Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Corporation because of his position with the Portfolio’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Portfolio includes additional information about the Directors and officers of the Portfolio and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

44 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24227 12.31.2018

Calvert VP Volatility Managed Moderate Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Annual Report December 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Federal Tax Information
21	Management and Organization
23	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
Global stock indexes declined during the 12-month period ended December 31, 2018, amid trade tensions and weakening economies in China and Europe. While U.S. stocks bucked the trend for most of the year, a sharp pullback in the final quarter left major U.S. indexes lower at the end of the period.
U.S. stocks opened the period on an upswing as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.
In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs.
European stocks, meanwhile, began a prolonged downturn in late January 2018 amid mounting global trade war concerns, political uncertainties, and economic worries. In China, signs of a slowing economy compounded trade concerns, sending Chinese stocks into a prolonged slump that reached bear market territory in late June 2018.
U.S. stocks bounced back during the summer months, but international stocks continued to lag. In the final three months of the period, stock indexes worldwide plunged amid global trade war fears and sagging economies in China and Europe.
For the 12-month period ended December 31, 2018, the MSCI World Index,[2] a proxy for global equities, declined 8.71%. In the U.S., the blue-chip Dow Jones Industrial Average® lost 3.48%, while the broader U.S. equity market represented by the S&P 500® Index dropped 4.38%. The MSCI EAFE Index of developed-market international equities fell 13.79%, and the MSCI Emerging Markets Index fell 14.58% during the period.
As the economy showed signs of strength for most of the year, the Fed raised interest rates four times during the period with the federal funds rate ending the year at 2.5%, the highest level since January 2008.
U.S. fixed-income markets, depending on the segment of the market, eked out meager positive or negative returns during the period. U.S. investment-grade fixed-income securities marginally advanced during the period, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 0.01%. Hurt by growing volatility late in the period, higher-risk assets retreated, with the ICE BofAML U.S. High Yield Index returning -2.26%. The 10-year U.S. Treasury bond yield closed at 2.69%, up from 2.40% at the outset of the period.

Investment Strategy
Calvert VP Volatility Managed Moderate Portfolio (the Fund) invests in exchange-traded funds (ETFs) representing a broad range of asset classes. The Fund uses a macro strategy that entails setting an asset-allocation target weight, along with a typical allocation range. Market capitalizations, investment styles, and economic sectors are among the variables considered when securities are selected for the Fund. Target asset weights will change periodically based on economic conditions and other factors. The Fund implements a volatility-management and capital protection strategy that uses equity index futures contracts in an effort to stabilize portfolio volatility around a target level, capture growth in up markets, and hedge against declines in the value of the Fund’s ETF investments. The strategy continuously monitors and attempts to forecast market volatility and will adjust the Fund’s futures contract positions in an effort to meet these goals.
Fund Performance
For the 12-month period ended December 31, 2018, the Fund returned -5.73% for Class F shares at net asset value (NAV), underperforming its primary benchmark, the S&P 500 Daily Risk Control 7.5% Index (the Index), which returned -0.97% for the period.
Fund performance is also measured against a secondary, custom-blended composite benchmark based on a mix of market indexes that more closely reflects the Fund’s asset-allocation strategy than the single asset-class Index, which is used to capture the impact of the volatility-management strategy. The Fund underperformed its secondary composite benchmark, which returned -3.07% for the period.
The Fund underperformed the Index by 4.76% for the period. The Fund consists of multiple asset classes, while the Index consists of two components: the S&P 500® Index and cash. When market volatility is high, as it was during the period, the Index has a smaller allocation to the S&P 500® Index, which returned -4.38% in 2018, and a larger allocation to cash.
Relative to the secondary composite benchmark, the Fund was generally overweight in stocks throughout the period with mixed results as equity markets were much more volatile than in recent years. Within domestic stocks, a small overweight position in the health care sector was the largest positive contributor as it was the best-performing market sector in the secondary benchmark in 2018. A modest overweight position in small-cap stocks and the financials sector were the largest detractors. Small-cap stocks trailed large-cap stocks significantly and the financials sector underperformed the broad market.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenck, CFA, FRM and Blake Graves, CFA, FRM, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	-5.73%	3.61	3.53%

S&P 500 Daily Risk Control 7.5% Index	—	—	-0.97%	5.44%	6.63%
Moderate Portfolio Custom Blended Benchmark	—	—	-3.07	4.43	4.92

% Total Annual Operating Expense Ratios[4]					Class F
Gross					0.97%
Net					0.91

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class F of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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FUND PROFILE

ASSET ALLOCATION (% of total investments)[5]

Equity Funds	50.6%
Fixed-Income Funds	49.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P 500 Daily Risk Control 7.5% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 7.5%. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Moderate Portfolio Custom Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 48% Bloomberg Barclays U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, and 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

3 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

4 Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

5 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class F	$1,000.00	$954.80	$4.09**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,021.02	$4.23**	0.83%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.2%
Equity Exchange-Traded Funds - 48.2%
Financial Select Sector SPDR Fund (1)	67,000	1,595,940
Health Care Select Sector SPDR Fund (1)	18,000	1,557,180
iShares Core S&P Mid-Cap ETF	24,000	3,985,440
iShares Russell 2000 ETF (1)	27,000	3,615,300
iShares S&P 500 Growth ETF (1)	27,000	4,068,090
iShares S&P 500 Value ETF	30,000	3,034,200
iShares S&P Mid-Cap 400 Value ETF	7,000	968,380
Technology Select Sector SPDR Fund (1)	24,000	1,487,520
Vanguard FTSE Developed Markets ETF	256,000	9,497,600
Vanguard FTSE Emerging Markets ETF	27,000	1,028,700
Vanguard REIT ETF	26,000	1,938,820
Vanguard S&P 500 ETF	74,000	17,005,940
		49,783,110

Fixed-Income Exchange-Traded Funds - 47.0%
iShares Core U.S. Aggregate Bond ETF	228,000	24,279,720
Vanguard Total Bond Market ETF	306,000	24,238,260
		48,517,980

Total Exchange-Traded Funds (Cost $95,277,230)		98,301,090

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	4,229,199	4,229,199

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $4,229,199)		4,229,199

TOTAL INVESTMENTS (Cost $99,506,429) - 99.3%		102,530,289
Other assets and liabilities, net - 0.7%		674,747
NET ASSETS - 100.0%		103,205,036

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $6,194,257.

www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT 7

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-mini Russell 2000 Index	(43)	3/15/19	($2,900,350)	$63,523
E-mini S&P 500 Index	(92)	3/15/19	(11,523,920)	189,221
E-mini S&P MidCap 400 Index	(13)	3/15/19	(2,160,860)	43,910
MSCI EAFE Index	(52)	3/15/19	(4,461,600)	30,451
Total Short				$327,105
See notes to financial statements.

8 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $99,506,429) - including $6,194,257 of securities on loan	$102,530,289
Cash	3,510,989
Receivable for investments sold	554,753
Securities lending income receivable	3,563
Receivable from affiliate	18,267
Deposits at broker for futures contracts	1,045,250
Directors’ deferred compensation plan	19,872
Other assets	3,459
Total assets	107,686,442

LIABILITIES
Payable for variation margin on open futures contracts	124,598
Payable for capital shares redeemed	14,093
Deposits for securities loaned	4,229,199
Payable to affiliates:
Investment advisory fee	37,370
Administrative fee	10,677
Distribution and service fees	22,244
Sub-transfer agency fee	18
Directors’ deferred compensation plan	19,872
Accrued expenses	23,335
Total liabilities	4,481,406
NET ASSETS	$103,205,036

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$98,004,713
Distributable earnings	5,200,323
Total	$103,205,036

NET ASSET VALUE PER SHARE
Class F (based on net assets of $103,205,036 and 6,257,540 shares outstanding)	$16.49
See notes to financial statements.

www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT 9

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income	$2,587,766
Interest income	19,927
Securities lending income, net	25,228
Total investment income	2,632,921

EXPENSES
Investment advisory fee	473,666
Administrative fee	135,333
Distribution and service fees	281,944
Directors’ fees and expenses	5,743
Custodian fees	23,211
Transfer agency fees and expenses	1,632
Accounting fees	27,116
Professional fees	24,789
Reports to shareholders	15,879
Miscellaneous	9,557
Total expenses	998,870
Waiver and/or reimbursement of expenses by affiliate	(62,268)
Reimbursement of expenses-other	(2,175)
Net expenses	934,427
Net investment income	1,698,494

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	2,159,417
Futures contracts	(1,694,484)
Capital gains distributions received	6,361
471,294

Net change in unrealized appreciation (depreciation) on:
Investment securities	(8,767,719)
Futures contracts	223,116
(8,544,603)

Net realized and unrealized loss	(8,073,309)

Net decrease in net assets resulting from operations	($6,374,815)
See notes to financial statements.

10 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$1,698,494	$1,536,522
Net realized gain	471,294	2,626,333
Net change in unrealized appreciation (depreciation)	(8,544,603)	9,091,093
Net increase (decrease) in net assets resulting from operations	(6,374,815)	13,253,948

Distributions to shareholders(1)	(4,315,296)	(2,214,092)

Net decrease in net assets from capital share transactions	(4,582,374)	(2,629,055)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,272,485)	8,410,801

NET ASSETS
Beginning of year	118,477,521	110,066,720
End of year	$103,205,036	$118,477,521(2)

(1) For the year ended December 31, 2017, the source of distributions was as follows:
Net investment income - ($1,504,805)
Net realized gain - ($709,287)
The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2) Includes accumulated undistributed net investment income of $1,531,855 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS F SHARES	2018	2017	2016		2015	2014
Net asset value, beginning	$18.18	$16.52	$15.50		$16.01	$15.17
Income from investment operations:
Net investment income (1)	0.27	0.23	0.24		0.23	0.29
Net realized and unrealized gain (loss)	(1.26)	1.77	0.78		(0.42)	0.81
Total from investment operations	(0.99)	2.00	1.02		(0.19)	1.10
Distributions from:
Net investment income	(0.25)	(0.23)	—	(2)	(0.22)	(0.16)
Net realized gain	(0.45)	(0.11)	—	(2)	(0.10)	(0.10)
Total distributions	(0.70)	(0.34)	—	(2)	(0.32)	(0.26)
Total increase (decrease) in net asset value	(1.69)	1.66	1.02		(0.51)	0.84
Net asset value, ending	$16.49	$18.18	$16.52		$15.50	$16.01
Total return (3)	(5.73%)	12.16%	6.61%		(1.22%)	7.25%
Ratios to average net assets: (4)(5)
Total expenses	0.89%	0.89%	0.90%		0.88%	0.93%
Net expenses	0.83%	0.83%	0.83%		0.83%	0.83%
Net investment income	1.51%	1.33%	1.48%		1.42%	1.80%
Portfolio turnover	11%	9%	10%		21%	36%
Net assets, ending (in thousands)	$103,205	$118,478	$110,067		$96,245	$99,765

(1) Computed using average shares outstanding.
(2) Amount is less than $(0.005).
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Amounts do not include the expenses of the Underlying Funds.
See notes to financial statements.

12 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Volatility Managed Moderate Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

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Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$98,301,090	$—	$—	$98,301,090
Short Term Investment of Cash Collateral for Securities Loaned	4,229,199	—	—	4,229,199
Total Investments	$102,530,289	$—	$—	$102,530,289
Futures Contracts(1)	$327,105	$—	$—	$327,105
Total	$102,857,394	$—	$—	$102,857,394
(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $473,666.

14 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT

Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.83% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $54,969.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018. For the year ended December 31, 2018, CRM was paid administrative fees of $135,333, of which $7,299 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the year ended December 31, 2018 amounted to $281,944 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $75 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $2,175, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2018, no expenses were incurred under the Servicing Plan.
NOTE 4 — INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $12,049,555 and $20,275,003, respectively.

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NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017
Ordinary income	$2,102,260	$1,564,069
Long-term capital gains	$2,213,036	$650,023

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$1,673,197
Undistributed long-term capital gains	$736,385
Net unrealized appreciation (depreciation)	$2,790,741

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,739,548
Gross unrealized appreciation	$4,806,859
Gross unrealized depreciation	(2,016,118)
Net unrealized appreciation (depreciation)	$2,790,741

NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at December 31, 2018 is included in the Schedule of Investments. During the year ended December 31, 2018, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At December 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$327,105(1)	$—

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($1,694,484)	$223,116

The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2018 was approximately $5,616,000 and $2,606,000, respectively.

16 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT

NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2018, the total value of securities on loan was $6,194,257 and the total value of collateral received was $6,269,631, comprised of cash of $4,229,199 and U.S. Government and/or agencies securities of $2,040,432.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$6,269,631	$—	$—	$—	$6,269,631
The carrying amount of the liability for deposits for securities loaned at December 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the year ended December 31, 2018.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

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	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class F
Shares sold	113,620	$2,049,417	249,301	$4,296,112
Reinvestment of distributions	243,252	4,315,296	124,667	2,214,092
Shares redeemed	(615,999)	(10,947,087)	(520,288)	(9,139,259)
Net decrease	(259,127)	($4,582,374)	(146,320)	($2,629,055)

At December 31, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.

18 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Variable Products, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert VP Volatility Managed Moderate Portfolio (the Fund), a series of Calvert Variable Products, Inc., including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 15, 2019

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FEDERAL TAX INFORMATION
As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the dividends received deduction for corporations and capital gains dividends.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 20.16% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $736,562 or, if subsequently determined to be different, the net capital gain of such year.

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MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Variable Products, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr. 1948	Director	2016
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Director	2016 (Chair); 2008 (Director)
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2016
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Director	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), (November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Director	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

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Principal Officers who are not Directors
Name and Year of Birth	Position(s) with the Corporation	Position Start Date	Principal Occupation(s) During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Corporation because of his position with the Portfolio’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Portfolio includes additional information about the Directors and officers of the Portfolio and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

22 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO ANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Advisers Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505 Milliman Financial Risk Management LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24233 12.31.2018

Calvert VP Volatility Managed Moderate Growth Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Annual Report December 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Federal Tax Information
21	Management and Organization
23	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
Global stock indexes declined during the 12-month period ended December 31, 2018, amid trade tensions and weakening economies in China and Europe. While U.S. stocks bucked the trend for most of the year, a sharp pullback in the final quarter left major U.S. indexes lower at the end of the period.
U.S. stocks opened the period on an upswing as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.
In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs.
European stocks, meanwhile, began a prolonged downturn in late January 2018 amid mounting global trade war concerns, political uncertainties, and economic worries. In China, signs of a slowing economy compounded trade concerns, sending Chinese stocks into a prolonged slump that reached bear market territory in late June 2018.
U.S. stocks bounced back during the summer months, but international stocks continued to lag. In the final three months of the period, stock indexes worldwide plunged amid global trade war fears and sagging economies in China and Europe.
For the 12-month period ended December 31, 2018, the MSCI World Index,[2] a proxy for global equities, declined 8.71%. In the U.S., the blue-chip Dow Jones Industrial Average® lost 3.48%, while the broader U.S. equity market represented by the S&P 500® Index dropped 4.38%. The MSCI EAFE Index of developed-market international equities fell 13.79%, and the MSCI Emerging Markets Index fell 14.58% during the period.
As the economy showed signs of strength for most of the year, the Fed raised interest rates four times during the period with the federal funds rate ending the year at 2.5%, the highest level since January 2008.
U.S. fixed-income markets, depending on the segment of the market, eked out meager positive or negative returns during the period. U.S. investment-grade fixed-income securities marginally advanced during the period, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 0.01%. Hurt by growing volatility late in the period, higher-risk assets retreated, with the ICE BofAML U.S. High Yield Index returning -2.26%. The 10-year U.S. Treasury bond yield closed at 2.69%, up from 2.40% at the outset of the period.

Investment Strategy
Calvert VP Volatility Managed Moderate Growth Portfolio (the Fund) invests in exchange-traded funds (ETFs) representing a broad range of asset classes. The Fund uses a macro strategy that entails setting an asset-allocation target weight, along with a typical allocation range. Market capitalizations, investment styles, and economic sectors are among the variables considered when securities are selected for the Fund. Target asset weights will change periodically based on economic conditions and other factors. The Fund implements a volatility-management and capital protection strategy that uses equity index futures contracts in an effort to stabilize portfolio volatility around a target level, capture growth in up markets, and hedge against declines in the value of the Fund’s ETF investments. The strategy continuously monitors and attempts to forecast market volatility and will adjust the Fund’s futures contract positions in an effort to meet these goals.
Fund Performance
For the 12-month period ended December 31, 2018, the Fund returned -6.69% for Class F shares at net asset value (NAV), underperforming its primary benchmark, the S&P 500 Daily Risk Control 10% Index (the Index), which returned -1.30% for the period.
Fund performance is also measured against a secondary, custom-blended composite benchmark based on a mix of market indexes that more closely reflects the Fund’s asset-allocation strategy than the single asset-class Index, which is used to capture the impact of the volatility-management strategy. The Fund underperformed its secondary composite benchmark, which returned -4.12% for the period.
The Fund underperformed the Index by 5.39% for the period. The Fund consists of multiple asset classes, while the Index consists of two components: the S&P 500® Index and cash. When market volatility is high, as it was during the period, the Index has a smaller allocation to the S&P 500® Index, which returned -4.38% in 2018, and a larger allocation to cash.
Relative to the secondary composite benchmark, the Fund was generally overweight in stocks throughout the period with mixed results as equity markets were much more volatile than in recent years. Within domestic stocks, a small overweight position in the health care sector was the largest positive contributor as it was the best-performing market sector in the secondary benchmark in 2018. A modest overweight position in small-cap stocks and the financials sector were the largest detractors. Small-cap stocks trailed large-cap stocks significantly and the financials sector underperformed the broad market.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenck, CFA, FRM and Blake Graves, CFA, FRM, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	-6.69%	3.59	3.87%

S&P 500 Daily Risk Control 10% Index	—	—	-1.30%	7.02	8.61%
Moderate Growth Portfolio Custom Blended Benchmark	—	—	-4.12	5.01	5.89

% Total Annual Operating Expense Ratios[4]					Class F
Gross					1.00%
Net					0.92

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class F of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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FUND PROFILE

ASSET ALLOCATION (% of total investments)[5]

Equity Funds	66.6%
Fixed-Income Funds	33.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

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Endnotes and Additional Disclosures

[1]
The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P 500 Daily Risk Control 10% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 10%. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Moderate Growth Portfolio Custom Blended Benchmark is an

internally constructed benchmark which is comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg Barclays U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, and 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

3 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

4 Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class F	$1,000.00	$944.10	$4.07**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,021.02	$4.23**	0.83%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.6%
Equity Exchange-Traded Funds - 63.0%
Financial Select Sector SPDR Fund (1)	70,000	1,667,400
Health Care Select Sector SPDR Fund (1)	19,000	1,643,690
iShares Core S&P Mid-Cap ETF	28,000	4,649,680
iShares Russell 2000 ETF (1)	28,000	3,749,200
iShares S&P 500 Growth ETF (1)	30,000	4,520,100
iShares S&P 500 Value ETF	36,000	3,641,040
iShares S&P Mid-Cap 400 Value ETF	6,000	830,040
Technology Select Sector SPDR Fund	27,000	1,673,460
Vanguard FTSE Developed Markets ETF	273,000	10,128,300
Vanguard FTSE Emerging Markets ETF	28,000	1,066,800
Vanguard REIT ETF	32,000	2,386,240
Vanguard S&P 500 ETF	72,000	16,546,320
		52,502,270

Fixed-Income Exchange-Traded Funds - 31.6%
iShares Core U.S. Aggregate Bond ETF	161,000	17,144,890
Vanguard Total Bond Market ETF	116,000	9,188,360
		26,333,250

Total Exchange-Traded Funds (Cost $75,436,604)		78,835,520

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	1,704,370	1,704,370

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,704,370)		1,704,370

TOTAL INVESTMENTS (Cost $77,140,974) - 96.6%		80,539,890
Other assets and liabilities, net - 3.4%		2,804,728
NET ASSETS - 100.0%		83,344,618

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $8,597,931.

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FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-mini Russell 2000 Index	(57)	3/15/19	($3,844,650)	$134,952
E-mini S&P 500 Index	(112)	3/15/19	(14,029,120)	370,864
E-mini S&P MidCap 400 Index	(17)	3/15/19	(2,825,740)	93,667
MSCI EAFE Index	(66)	3/15/19	(5,662,800)	55,221
Total Short				$654,704
See notes to financial statements.

8 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $77,140,974) - including $8,597,931 of securities on loan	$80,539,890
Cash	3,337,535
Receivable for investments sold	105,949
Receivable for capital shares sold	52
Securities lending income receivable	3,014
Receivable from affiliate	13,557
Deposits at broker for futures contracts	1,310,750
Directors’ deferred compensation plan	16,103
Other assets	2,778
Total assets	85,329,628

LIABILITIES
Payable for variation margin on open futures contracts	156,529
Payable for capital shares redeemed	28,170
Deposits for securities loaned	1,704,370
Payable to affiliates:
Investment advisory fee	30,148
Administrative fee	8,614
Distribution and service fees	17,945
Sub-transfer agency fee	18
Directors’ deferred compensation plan	16,103
Accrued expenses	23,113
Total liabilities	1,985,010
NET ASSETS	$83,344,618

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$77,650,010
Distributable earnings	5,694,608
Total	$83,344,618

NET ASSET VALUE PER SHARE
Class F (based on net assets of $83,344,618 and 4,852,085 shares outstanding)	$17.18
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income	$2,000,134
Interest income	17,523
Securities lending income, net	24,343
Total investment income	2,042,000

EXPENSES
Investment advisory fee	384,209
Administrative fee	109,774
Distribution and service fees	228,696
Directors’ fees and expenses	4,652
Custodian fees	23,406
Transfer agency fees and expenses	1,632
Accounting fees	21,407
Professional fees	23,654
Reports to shareholders	10,851
Miscellaneous	8,450
Total expenses	816,731
Waiver and/or reimbursement of expenses by affiliate	(54,383)
Reimbursement of expenses-other	(1,758)
Net expenses	760,590
Net investment income	1,281,410

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	2,128,785
Futures contracts	(1,685,830)
Capital gains distributions received	2,414
445,369

Net change in unrealized appreciation (depreciation) on:
Investment securities	(8,355,572)
Futures contracts	581,404
(7,774,168)

Net realized and unrealized loss	(7,328,799)

Net decrease in net assets resulting from operations	($6,047,389)
See notes to financial statements.

10 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$1,281,410	$1,127,020
Net realized gain	445,369	1,912,477
Net change in unrealized appreciation (depreciation)	(7,774,168)	8,839,959
Net increase (decrease) in net assets resulting from operations	(6,047,389)	11,879,456

Distributions to shareholders(1)	(2,393,411)	(1,050,959)

Net increase (decrease) in net assets from capital share transactions	(2,903,536)	2,001,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,344,336)	12,829,695

NET ASSETS
Beginning of year	94,688,954	81,859,259
End of year	$83,344,618	$94,688,954(2)

(1) For the year ended December 31, 2017, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2) Includes accumulated undistributed net investment income of $1,123,613 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS F SHARES	2018	2017	2016	2015	2014
Net asset value, beginning	$18.90	$16.69	$15.65	$16.20	$15.47
Income from investment operations:
Net investment income (1)	0.26	0.23	0.24	0.24	0.26
Net realized and unrealized gain (loss)	(1.49)	2.19	0.82	(0.61)	0.82
Total from investment operations	(1.23)	2.42	1.06	(0.37)	1.08
Distributions from:
Net investment income	(0.23)	(0.21)	(0.02)	(0.16)	(0.17)
Net realized gain	(0.26)	—	—	(0.02)	(0.18)
Total distributions	(0.49)	(0.21)	(0.02)	(0.18)	(0.35)
Total increase (decrease) in net asset value	(1.72)	2.21	1.04	(0.55)	0.73
Net asset value, ending	$17.18	$18.90	$16.69	$15.65	$16.20
Total return (2)	(6.69%)	14.55%	6.78%	(2.29%)	6.99%
Ratios to average net assets: (3)(4)
Total expenses	0.89%	0.91%	0.94%	0.90%	1.06%
Net expenses	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	1.40%	1.29%	1.49%	1.48%	1.64%
Portfolio turnover	14%	8%	6%	16%	46%
Net assets, ending (in thousands)	$83,345	$94,689	$81,859	$64,310	$35,428

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4) Amounts do not include the expenses of the Underlying Funds.

See notes to financial statements.

12 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Volatility Managed Moderate Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).

Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:

Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

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Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$78,835,520	$—	$—	$78,835,520
Short Term Investment of Cash Collateral for Securities Loaned	1,704,370	—	—	1,704,370
Total Investments	$80,539,890	$—	$—	$80,539,890
Futures Contracts(1)	$654,704	$—	$—	$654,704
Total	$81,194,594	$—	$—	$81,194,594

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

14 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

NOTE 2 - RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $384,209.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.83% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $48,455.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018. For the year ended December 31, 2018, CRM was paid administrative fees of $109,774, of which $5,928 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the year ended December 31, 2018 amounted to $228,696 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $75 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $1,758, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 - SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2018, no expenses were incurred under the Servicing Plan.

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NOTE 4 - INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $11,915,151 and $16,356,854, respectively.
NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017
Ordinary income	$1,124,083	$1,050,959
Long-term capital gains	$1,269,328	$—

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$1,253,190
Undistributed long-term capital gains	$1,072,493
Net unrealized appreciation (depreciation)	$3,368,925

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,170,965
Gross unrealized appreciation	$4,754,705
Gross unrealized depreciation	(1,385,780)
Net unrealized appreciation (depreciation)	$3,368,925

NOTE 6 - FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at December 31, 2018 is included in the Schedule of Investments. During the year ended December 31, 2018, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.

At December 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$654,704(1)	$—

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($1,685,830)	$581,404

The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2018 was approximately $4,064,000 and $4,309,000, respectively.

16 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

NOTE 7 - SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2018, the total value of securities on loan was $8,597,931 and the total value of collateral received was $8,692,668, comprised of cash of $1,704,370 and U.S. Government and/or agencies securities of $6,988,298.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$8,692,668	$—	$—	$—	$8,692,668
The carrying amount of the liability for deposits for securities loaned at December 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2018.
NOTE 8 - LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the year ended December 31, 2018.
NOTE 9 - CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class F
Shares sold	262,606	$4,913,488	359,019	$6,446,048
Reinvestment of distributions	127,241	2,393,411	57,211	1,050,959
Shares redeemed	(547,958)	(10,210,435)	(309,493)	(5,495,809)
Net increase (decrease)	(158,111)	($2,903,536)	106,737	$2,001,198

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At December 31, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.

18 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Variable Products, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert VP Volatility Managed Moderate Growth Portfolio (the Fund), a series of Calvert Variable Products, Inc., including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 15, 2019

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FEDERAL TAX INFORMATION
As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the dividends received deduction for corporations and capital gains dividends.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 25.96% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $1,072,831 or, if subsequently determined to be different, the net capital gain of such year.

20 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Variable Products, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr. 1948	Director	2016
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Director	2016 (Chair); 2008 (Director)
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2016
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Director	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), (November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Director	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

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Principal Officers who are not Directors
Name and Year of Birth	Position(s) with the Corporation	Position Start Date	Principal Occupation(s) During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Corporation because of his position with the Portfolio’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Portfolio includes additional information about the Directors and officers of the Portfolio and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

22 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Advisers Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505 Milliman Financial Risk Management LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24235 12.31.2018

Calvert VP Volatility Managed Growth Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Annual Report December 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Federal Tax Information
21	Management and Organization
23	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
Global stock indexes declined during the 12-month period ended December 31, 2018, amid trade tensions and weakening economies in China and Europe. While U.S. stocks bucked the trend for most of the year, a sharp pullback in the final quarter left major U.S. indexes lower at the end of the period.
U.S. stocks opened the period on an upswing as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.
In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs.
European stocks, meanwhile, began a prolonged downturn in late January 2018 amid mounting global trade war concerns, political uncertainties, and economic worries. In China, signs of a slowing economy compounded trade concerns, sending Chinese stocks into a prolonged slump that reached bear market territory in late June 2018.
U.S. stocks bounced back during the summer months, but international stocks continued to lag. In the final three months of the period, stock indexes worldwide plunged amid global trade war fears and sagging economies in China and Europe.
For the 12-month period ended December 31, 2018, the MSCI World Index,[2] a proxy for global equities, declined 8.71%. In the U.S., the blue-chip Dow Jones Industrial Average® lost 3.48%, while the broader U.S. equity market represented by the S&P 500® Index dropped 4.38%. The MSCI EAFE Index of developed-market international equities fell 13.79%, and the MSCI Emerging Markets Index fell 14.58% during the period.
As the economy showed signs of strength for most of the year, the Fed raised interest rates four times during the period with the federal funds rate ending the year at 2.5%, the highest level since January 2008.
U.S. fixed-income markets, depending on the segment of the market, eked out meager positive or negative returns during the period. U.S. investment-grade fixed-income securities marginally advanced during the period, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 0.01%. Hurt by growing volatility late in the period, higher-risk assets retreated, with the ICE BofAML U.S. High Yield Index returning -2.26%. The 10-year U.S. Treasury bond yield closed at 2.69%, up from 2.40% at the outset of the period.

Investment Strategy
Calvert VP Volatility Managed Growth Portfolio (the Fund) invests in exchange-traded funds (ETFs) representing a broad range of asset classes. The Fund uses a macro strategy that entails setting an asset-allocation target weight, along with a typical allocation range. Market capitalizations, investment styles, and economic sectors are among the variables considered when securities are selected for the Fund. Target asset weights will change periodically based on economic conditions and other factors. The Fund implements a volatility-management and capital protection strategy that uses equity index futures contracts in an effort to stabilize portfolio volatility around a target level, capture growth in up markets, and hedge against declines in the value of the Fund’s ETF investments. The strategy continuously monitors and attempts to forecast market volatility and will adjust the Fund’s futures contract positions in an effort to meet these goals.
Fund Performance
For the 12-month period ended December 31, 2018, the Fund returned -7.50% for Class F shares at net asset value (NAV), underperforming its primary benchmark, the S&P 500 Daily Risk Control 12% Index (the Index), which returned -2.93% for the period.
Fund performance is also measured against a secondary, custom-blended composite benchmark based on a mix of market indexes that more closely reflects the Fund’s asset-allocation strategy than the single asset-class Index, which is used to capture the impact of the volatility-management strategy. The Fund underperformed its secondary composite benchmark, which returned -5.21% for the period.
The Fund underperformed the Index by 4.57% for the period. The Fund consists of multiple asset classes, while the Index consists of two components: the S&P 500® Index and cash. When market volatility is high, as it was during the period, the Index has a smaller allocation to the S&P 500® Index, which returned -4.38% in 2018, and a larger allocation to cash.
Relative to the secondary composite benchmark, the Fund was generally overweight in stocks throughout the period with mixed results as equity markets were much more volatile than in recent years. Within domestic stocks, a small overweight position in the health care sector was the largest positive contributor as it was the best-performing market sector in the secondary benchmark in 2018. A modest overweight position in small-cap stocks and the financials sector were the largest detractors. Small-cap stocks trailed large-cap stocks significantly and the financials sector underperformed the broad market.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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PERFORMANCE

Performance[2,3]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenck, CFA, FRM and Blake Graves, CFA, FRM, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	-7.50%	3.07%	3.87%

S&P 500 Daily Risk Control 12% Index	—	—	-2.93%	7.53%	9.55%
Growth Portfolio Custom Blended Benchmark	—	—	-5.21	5.55	6.84

% Total Annual Operating Expense Ratios[4]					Class F
Gross					0.97%
Net					0.93

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class F of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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FUND PROFILE

ASSET ALLOCATION (% of total investments)[5]

Equity Funds	82.7%
Fixed-Income Funds	17.3%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures
1 The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

2 MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P 500 Daily Risk Control 12% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 12%. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Growth Portfolio Custom Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg Barclays U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, and 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

3 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

4 Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

5 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class F	$1,000.00	$938.60	$4.06**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,021.02	$4.23**	0.83%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 93.8%
Equity Exchange-Traded Funds - 77.6%
Financial Select Sector SPDR Fund (1)	155,000	3,692,100
Health Care Select Sector SPDR Fund (1)	42,000	3,633,420
iShares Core S&P Mid-Cap ETF (1)	66,000	10,959,960
iShares Russell 2000 ETF (1)	62,000	8,301,800
iShares S&P 500 Growth ETF (1)	73,000	10,998,910
iShares S&P 500 Value ETF (1)	86,000	8,698,040
iShares S&P Mid-Cap 400 Value ETF (1)	10,000	1,383,400
Technology Select Sector SPDR Fund (1)	59,000	3,656,820
Vanguard FTSE Developed Markets ETF	608,000	22,556,800
Vanguard FTSE Emerging Markets ETF	59,000	2,247,900
Vanguard REIT ETF	78,000	5,816,460
Vanguard S&P 500 ETF	150,000	34,471,500
		116,417,110

Fixed-Income Exchange-Traded Funds - 16.2%
iShares Core U.S. Aggregate Bond ETF	228,000	24,279,720

Total Exchange-Traded Funds (Cost $131,642,744)		140,696,830

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	15,760,146	15,760,146

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $15,760,146)		15,760,146

TOTAL INVESTMENTS (Cost $147,402,890) - 104.3%		156,456,976
Other assets and liabilities, net - (4.3%)		(6,409,980)
NET ASSETS - 100.0%		150,046,996

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $31,674,717.

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FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-mini Russell 2000 Index	(148)	3/15/19	($9,982,600)	$453,994
E-mini S&P 500 Index	(285)	3/15/19	(35,699,100)	1,216,169
E-mini S&P MidCap 400 Index	(46)	3/15/19	(7,646,120)	294,646
MSCI EAFE Index	(169)	3/15/19	(14,500,200)	190,463
Total Short				$2,155,272
See notes to financial statements.

8 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO ANNUAL REPORT

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $147,402,890) - including $31,674,717 of securities on loan	$156,456,976
Cash	6,344,619
Receivable for investments sold	105,949
Receivable for capital shares sold	33,644
Securities lending income receivable	5,855
Receivable from affiliate	12,296
Deposits at broker for futures contracts	3,373,100
Directors’ deferred compensation plan	28,363
Other assets	4,804
Total assets	166,365,606

LIABILITIES
Payable for variation margin on open futures contracts	406,262
Payable for capital shares redeemed	343
Deposits for securities loaned	15,760,146
Payable to affiliates:
Investment advisory fee	54,409
Administrative fee	15,545
Distribution and service fees	32,386
Sub-transfer agency fee	9
Directors’ deferred compensation plan	28,363
Accrued expenses	21,147
Total liabilities	16,318,610
NET ASSETS	$150,046,996

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$139,048,424
Distributable earnings	10,998,572
Total	$150,046,996

NET ASSET VALUE PER SHARE
Class F (based on net assets of $150,046,996 and 8,490,161 shares outstanding)	$17.67
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income	$3,342,312
Interest income	35,845
Securities lending income, net	51,135
Total investment income	3,429,292

EXPENSES
Investment advisory fee	669,592
Administrative fee	191,312
Distribution and service fees	398,567
Directors’ fees and expenses	8,171
Custodian fees	36,634
Transfer agency fees and expenses	1,570
Accounting fees	38,065
Professional fees	28,118
Reports to shareholders	3,248
Miscellaneous	11,736
Total expenses	1,387,013
Waiver and/or reimbursement of expenses by affiliate	(59,794)
Reimbursement of expenses-other	(3,117)
Net expenses	1,324,102
Net investment income	2,105,190

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	2,837,544
Futures contracts	(3,422,281)
(584,737)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(15,713,140)
Futures contracts	2,043,119
(13,670,021)

Net realized and unrealized loss	(14,254,758)

Net decrease in net assets resulting from operations	($12,149,568)
See notes to financial statements.

10 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO ANNUAL REPORT

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$2,105,190	$1,785,877
Net realized gain (loss)	(584,737)	2,725,390
Net change in unrealized appreciation (depreciation)	(13,670,021)	17,832,624
Net increase (decrease) in net assets resulting from operations	(12,149,568)	22,343,891

Distributions to shareholders(1)	(1,781,206)	(1,685,691)

Net increase in net assets from capital share transactions	7,698,944	7,160,810

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,231,830)	27,819,010

NET ASSETS
Beginning of year	156,278,826	128,459,816
End of year	$150,046,996	$156,278,826(2)

(1) For the year ended December 31, 2017, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2) Includes accumulated undistributed net investment income of $1,780,635 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS F SHARES	2018	2017	2016	2015		2014
Net asset value, beginning	$19.31	$16.70	$15.82	$16.60		$15.88
Income from investment operations:
Net investment income (1)	0.25	0.23	0.24	0.23		0.26
Net realized and unrealized gain (loss)	(1.68)	2.59	0.64	(0.82)		0.63
Total from investment operations	(1.43)	2.82	0.88	(0.59)		0.89
Distributions from:
Net investment income	(0.21)	(0.21)	—	(0.19)		(0.17)
Net realized gain	—	—	—	—	(2)	—
Total distributions	(0.21)	(0.21)	—	(0.19)		(0.17)
Total increase (decrease) in net asset value	(1.64)	2.61	0.88	(0.78)		0.72
Net asset value, ending	$17.67	$19.31	$16.70	$15.82		$16.60
Total return (3)	(7.50%)	16.92%	5.56%	(3.51%)		5.61%
Ratios to average net assets: (4)(5)
Total expenses	0.87%	0.87%	0.90%	0.86%		0.94%
Net expenses	0.83%	0.83%	0.83%	0.83%		0.83%
Net investment income	1.32%	1.25%	1.48%	1.37%		1.57%
Portfolio turnover	13%	7%	10%	17%		30%
Net assets, ending (in thousands)	$150,047	$156,279	$128,460	$113,084		$82,389

(1) Computed using average shares outstanding.
(2) Amount is less than $(0.005).
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Amounts do not include the expenses of the Underlying Funds.

See notes to financial statements.

12 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Volatility Managed Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

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Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$140,696,830	$—	$—	$140,696,830
Short Term Investment of Cash Collateral for Securities Loaned	15,760,146	—	—	15,760,146
Total Investments	$156,456,976	$—	$—	$156,456,976
Futures Contracts(1)	$2,155,272	$—	$—	$2,155,272
Total	$158,612,248	$—	$—	$158,612,248
(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $669,592.

14 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO ANNUAL REPORT

Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.83% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $49,803.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018. For the year ended December 31, 2018, CRM was paid administrative fees of $191,312, of which $9,991 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the year ended December 31, 2018 amounted to $398,567 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $38 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $3,117, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2018, no expenses were incurred under the Servicing Plan.
NOTE 4 — INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $24,622,568 and $19,396,632, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

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	Year Ended December 31,
	2018	2017
Ordinary income	$1,781,206	$1,685,691

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$2,046,531
Deferred capital losses	($96,972)
Net unrealized appreciation (depreciation)	$9,049,013

At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $96,972 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $96,972 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,407,963
Gross unrealized appreciation	$11,545,542
Gross unrealized depreciation	(2,496,529)
Net unrealized appreciation (depreciation)	$9,049,013

NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at December 31, 2018 is included in the Schedule of Investments. During the year ended December 31, 2018, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At December 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$2,155,272(1)	$—

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($3,422,281)	$2,043,119

The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2018 was approximately $6,439,000 and $13,966,000, respectively.

16 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO ANNUAL REPORT

NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2018, the total value of securities on loan was $31,674,717 and the total value of collateral received was $32,040,733, comprised of cash of $15,760,146 and U.S. Government and/or agencies securities of $16,280,587.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$32,040,733	$—	$—	$—	$32,040,733
The carrying amount of the liability for deposits for securities loaned at December 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the year ended December 31, 2018.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

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	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class F
Shares sold	780,219	$15,007,871	792,414	$14,174,365
Reinvestment of distributions	90,785	1,781,206	90,337	1,685,691
Shares redeemed	(475,248)	(9,090,133)	(482,385)	(8,699,246)
Net increase	395,756	$7,698,944	400,366	$7,160,810

At December 31, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.

18 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Variable Products, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert VP Volatility Managed Growth Portfolio (the Fund), a series of Calvert Variable Products, Inc., including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 15, 2019

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FEDERAL TAX INFORMATION
As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the dividends received deduction for corporations.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 28.35% qualifies for the corporate dividends received deduction.

20 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Variable Products, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr. 1948	Director	2016
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Director	2016 (Chair); 2008 (Director)
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2016
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Director	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), (November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Director	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

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Principal Officers who are not Directors
Name and Year of Birth	Position(s) with the Corporation	Position Start Date	Principal Occupation(s) During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Corporation because of his position with the Portfolio’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Portfolio includes additional information about the Directors and officers of the Portfolio and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

22 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO ANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Advisers Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505 Milliman Financial Risk Management LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24237 12.31.2018

Calvert VP Nasdaq 100 Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Annual Report December 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Federal Tax Information
25	Management and Organization
27	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.
U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.
In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.
U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.
Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.
For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Investment Strategy
As an index fund, Calvert VP Nasdaq 100 Index Portfolio (the Fund) seeks to replicate, as closely as possible, the holdings and match the performance of the NASDAQ-100® Index (the Index). The Fund seeks to accomplish this by employing a passive management approach and holding each constituent of the Index in approximately the same proportion as the Index. Cash holdings may gain exposure to the Index via futures contracts, allowing the Fund’s assets to be fully invested.
Fund Performance
For the 12-month period ended December 31, 2018, the Portfolio returned -0.47% for Class I shares at net asset value (NAV). By comparison, the Fund’s benchmark, the Index, returned 0.04% for the same period. The Index is unmanaged and returns do not reflect any fees and operating expenses.
During the period, large-cap companies outperformed smaller-cap companies and the Index has no exposure to energy ─ the worst-performing market sector.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	-0.47%	12.68%	18.58%
Class F at NAV	10/30/2015	04/27/2000	-0.72	12.50	18.48

NASDAQ-100® Index	—	—	0.04%	13.33%	19.38%

% Total Annual Operating Expense Ratios[4]				Class I	Class F
Gross				0.60%	1.01%
Net				0.48	0.73

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class F	$10,000	12/31/2008	$54,554	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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FUND PROFILE

SECTOR ALLOCATION (% of total investments)[5]		TEN LARGEST HOLDINGS (% of net assets)[6]

Information Technology	42.2%	Microsoft Corp.	9.7%
Communication Services	22.2%	Apple, Inc.	9.3%
Consumer Discretionary	16.2%	Amazon.com, Inc.	9.2%
Health Care	8.8%	Alphabet, Inc., Class C	4.5%
Consumer Staples	6.4%	Alphabet, Inc., Class A	4.0%
Industrials	2.4%	Facebook, Inc., Class A	4.0%
Exchange-Traded Funds	0.9%	Intel Corp.	3.0%
Utilities	0.4%	Cisco Systems, Inc.	2.7%
Financials	0.3%	PepsiCo, Inc.	2.2%
U.S. Treasury Obligations	0.2%	Comcast Corp., Class A	2.1%
Total	100.0%	Total	50.7%

See Endnotes and Additional Disclosures in this report.

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Endnotes and Additional Disclosures

[1]
The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. NASDAQ-100® Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the

Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[4]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

6 Excludes cash and cash equivalents.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (7/1/18)	ENDING ACCOUNT VALUE (12/31/18)	EXPENSES PAID DURING PERIOD* (7/1/18 - 12/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$901.50	$2.30**	0.48%
Class F	$1,000.00	$900.50	$3.50**	0.73%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.79	$2.45**	0.48%
Class F	$1,000.00	$1,021.53	$3.72**	0.73%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018

	SHARES	VALUE ($)
COMMON STOCKS - 95.9%
Airlines - 0.5%
American Airlines Group, Inc. (1)	8,444	271,137
United Continental Holdings, Inc. (2)	4,995	418,231
		689,368

Automobiles - 0.8%
Tesla, Inc. (2)	3,148	1,047,654

Beverages - 2.6%
Monster Beverage Corp. (2)	10,138	498,992
PepsiCo, Inc.	26,173	2,891,593
		3,390,585

Biotechnology - 6.1%
Alexion Pharmaceuticals, Inc. (2)	4,090	398,202
Amgen, Inc.	11,682	2,274,135
Biogen, Inc. (2)	3,694	1,111,599
BioMarin Pharmaceutical, Inc. (1)(2)	3,265	278,015
Celgene Corp. (2)	12,820	821,634
Gilead Sciences, Inc.	23,717	1,483,498
Incyte Corp. (2)	3,902	248,128
Regeneron Pharmaceuticals, Inc. (2)	1,949	727,952
Vertex Pharmaceuticals, Inc. (2)	4,685	776,351
		8,119,514

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,960	329,260

Communications Equipment - 2.7%
Cisco Systems, Inc.	82,425	3,571,475

Electric Utilities - 0.4%
Xcel Energy, Inc.	9,424	464,321

Entertainment - 4.1%
Activision Blizzard, Inc.	13,989	651,468
Electronic Arts, Inc. (2)	5,539	437,082
NetEase, Inc. ADR	1,335	314,219
Netflix, Inc. (2)	7,995	2,139,942
Take-Two Interactive Software, Inc. (2)	2,088	214,939
Twenty-First Century Fox, Inc., Class A	19,378	932,469
Twenty-First Century Fox, Inc., Class B	14,640	699,499
		5,389,618

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	8,034	1,636,606
Walgreens Boots Alliance, Inc.	17,429	1,190,924
		2,827,530

Food Products - 1.5%
Kraft Heinz Co. (The)	22,357	962,245
Mondelez International, Inc., Class A	26,654	1,066,960
		2,029,205

Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (2)	1,466	307,024
IDEXX Laboratories, Inc. (2)	1,581	294,098
Intuitive Surgical, Inc. (2)	2,094	1,002,859
		1,603,981

Health Care Providers & Services - 0.2%
Henry Schein, Inc. (1)(2)	2,795	219,463

Health Care Technology - 0.2%
Cerner Corp. (2)	6,041	316,790

Hotels, Restaurants & Leisure - 1.8%
Marriott International, Inc., Class A	6,254	678,934
Starbucks Corp.	22,745	1,464,778
Wynn Resorts Ltd.	1,994	197,227
		2,340,939

Insurance - 0.3%
Willis Towers Watson plc	2,382	361,731

Interactive Media & Services - 13.1%
Alphabet, Inc., Class A (2)	5,077	5,305,262
Alphabet, Inc., Class C (2)	5,820	6,027,250
Baidu, Inc. ADR (2)	5,147	816,314
Facebook, Inc., Class A (2)	40,063	5,251,859
		17,400,685

Internet & Direct Marketing Retail - 11.5%
Amazon.com, Inc. (2)	8,079	12,134,416
Booking Holdings, Inc. (2)	849	1,462,334
Ctrip.com International Ltd. ADR (2)	8,927	241,565
eBay, Inc. (2)	17,652	495,492
Expedia Group, Inc.	2,497	281,287
JD.com, Inc. ADR (2)	16,936	354,470
MercadoLibre, Inc. (1)	829	242,773
		15,212,337

8 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
IT Services - 3.7%
Automatic Data Processing, Inc.	8,025	1,052,238
Cognizant Technology Solutions Corp., Class A	10,616	673,904
Fiserv, Inc. (2)	7,305	536,845
Paychex, Inc.	6,583	428,882
PayPal Holdings, Inc. (2)	21,604	1,816,680
VeriSign, Inc. (2)	2,216	328,611
		4,837,160

Leisure Products - 0.1%
Hasbro, Inc.	2,319	188,419

Life Sciences Tools & Services - 0.6%
Illumina, Inc. (2)	2,695	808,311

Machinery - 0.3%
PACCAR, Inc.	6,406	366,039

Media - 3.6%
Charter Communications, Inc., Class A (2)	4,197	1,196,019
Comcast Corp., Class A	83,235	2,834,152
Liberty Global plc, Class A (2)	3,794	80,964
Liberty Global plc, Class C (2)	9,696	200,125
Sirius XM Holdings, Inc. (1)	81,431	464,971
		4,776,231

Multiline Retail - 0.3%
Dollar Tree, Inc. (2)	4,363	394,066

Pharmaceuticals - 0.2%
Mylan NV (2)	9,453	259,012

Professional Services - 0.2%
Verisk Analytics, Inc. (2)	3,018	329,083

Road & Rail - 0.9%
CSX Corp.	15,481	961,835
JB Hunt Transport Services, Inc.	1,962	182,544
		1,144,379

Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (1)(2)	18,323	338,243
Analog Devices, Inc.	6,786	582,442
Applied Materials, Inc.	18,022	590,040
ASML Holding NV	1,244	193,591
Broadcom, Inc.	7,581	1,927,697
Intel Corp.	83,674	3,926,821

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
KLA-Tencor Corp.	2,806	251,109
Lam Research Corp.	2,845	387,404
Maxim Integrated Products, Inc.	5,080	258,318
Microchip Technology, Inc. (1)	4,336	311,845
Micron Technology, Inc. (2)	20,795	659,825
NVIDIA Corp.	11,183	1,492,930
NXP Semiconductors NV	6,000	439,680
QUALCOMM, Inc.	22,223	1,264,711
Skyworks Solutions, Inc.	3,255	218,150
Texas Instruments, Inc.	17,610	1,664,145
Xilinx, Inc.	4,639	395,104
		14,902,055

Software - 13.6%
Adobe, Inc. (2)	8,949	2,024,622
Autodesk, Inc. (2)	4,008	515,469
Cadence Design Systems, Inc. (2)	5,063	220,139
Check Point Software Technologies Ltd. (2)	2,864	293,989
Citrix Systems, Inc.	2,471	253,179
Intuit, Inc.	4,758	936,612
Microsoft Corp.	126,810	12,880,092
Symantec Corp.	11,713	221,317
Synopsys, Inc. (2)	2,724	229,470
Workday, Inc., Class A (2)	2,732	436,246
		18,011,135

Specialty Retail - 1.0%
O’Reilly Automotive, Inc. (2)	1,469	505,821
Ross Stores, Inc.	6,845	569,504
Ulta Beauty, Inc. (2)	1,096	268,345
		1,343,670

Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	78,395	12,366,027
NetApp, Inc.	4,618	275,556
Western Digital Corp.	5,203	192,355
		12,833,938

Textiles, Apparel & Luxury Goods - 0.2%
lululemon Athletica, Inc. (2)	2,248	273,379

Trading Companies & Distributors - 0.2%
Fastenal Co. (1)	5,263	275,202

10 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. (2)	15,554	989,390

Total Common Stocks (Cost $53,336,973)		127,045,925

EXCHANGE-TRADED FUNDS - 0.8%
Invesco QQQTM Trust, Series 1 (1)	7,000	1,079,820

Total Exchange-Traded Funds (Cost $1,110,510)		1,079,820

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 7/18/19 (3)	300,000	295,838

Total U.S. Treasury Obligations (Cost $295,954)		295,838

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	1,466,662	1,466,662

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,466,662)		1,466,662

TOTAL INVESTMENTS (Cost $56,210,099) - 98.0%		129,888,245
Other assets and liabilities, net - 2.0%		2,658,720
NET ASSETS - 100.0%		132,546,965

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $3,306,653.
(2) Non-income producing security.
(3) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
ADR:	American Depositary Receipt

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini NASDAQ 100 Index	33	3/15/19	$4,179,945	($80,365)

See notes to financial statements.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT 11

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $56,210,099) - including $3,306,653 of securities on loan	$129,888,245
Receivable for variation margin on open futures contracts	26,400
Cash	4,024,918
Receivable for capital shares sold	73,893
Dividends receivable	80,804
Securities lending income receivable	2,091
Receivable from affiliate	37,396
Directors’ deferred compensation plan	26,704
Other assets	4,366
Total assets	134,164,817

LIABILITIES
Payable for capital shares redeemed	12,751
Deposits for securities loaned	1,466,662
Payable to affiliates:
Investment advisory fee	35,070
Administrative fee	14,028
Distribution and service fees	386
Sub-transfer agency fees	27
Directors’ deferred compensation plan	26,704
Accrued expenses	62,224
Total liabilities	1,617,852
NET ASSETS	$132,546,965

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(10,000,000 shares per class of $0.10 par value authorized)	$53,947,386
Distributable earnings	78,599,579
Total	$132,546,965

NET ASSET VALUE PER SHARE
Class I (based on net assets of $130,776,992 and 2,043,914 shares outstanding)	$63.98
Class F (based on net assets of $1,769,973 and 27,917 shares outstanding)	$63.40
See notes to financial statements.

12 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $561)	$1,512,327
Interest income	16,689
Securities lending income, net	21,372
Total investment income	1,550,388

EXPENSES
Investment advisory fee	439,431
Administrative fee	175,772
Distribution and service fees:
Class F	5,049
Directors’ fees and expenses	7,460
Custodian fees	21,742
Transfer agency fees and expenses	76,829
Accounting fees	38,109
Professional fees	31,064
Reports to shareholders	25,654
Licensing fees	45,680
Miscellaneous	10,156
Total expenses	876,946
Waiver and/or reimbursement of expenses by affiliate	(162,542)
Reimbursement of expenses-other	(2,873)
Net expenses	711,531
Net investment income	838,857

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	4,528,827
Futures contracts	(399,744)
4,129,083

Net change in unrealized appreciation (depreciation) on:
Investment securities	(5,439,581)
Futures contracts	(85,645)
(5,525,226)

Net realized and unrealized loss	(1,396,143)

Net decrease in net assets resulting from operations	($557,286)
Net decrease in net assets resulting from operations

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT 13

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net investment income	$838,857	$822,350
Net realized gain	4,129,083	2,356,970
Net change in unrealized appreciation (depreciation)	(5,525,226)	30,434,400
Net increase (decrease) in net assets resulting from operations	(557,286)	33,613,720

Distributions to shareholders (1)
Class I shares	(3,147,915)	(1,753,036)
Class F shares	(43,192)	(25,455)
Total distributions to shareholders	(3,191,107)	(1,778,491)

Capital share transactions:
Class I shares	1,014,102	(2,454,766)
Class F shares	(133,295)	497,315
Net increase (decrease) in net assets from capital share transactions	880,807	(1,957,451)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,867,586)	29,877,778

NET ASSETS
Beginning of year	135,414,551	105,536,773
End of year	$132,546,965	$135,414,551(2)

(1) For the year ended December 31, 2017, the source of distributions was as follows:
Net investment income — Class I ($595,014) and Class F ($8,640)
Net realized gain — Class I ($1,158,022) and Class F ($16,815)
The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2) Includes accumulated undistributed net investment income of $817,924 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.
See notes to financial statements.

14 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
CLASS I SHARES	2018 (1)	2017 (1)	2016 (1)	2015 (1)	2014
Net asset value, beginning	$65.60	$50.26	$48.91	$45.59	$42.98
Income from investment operations:
Net investment income	0.41	0.40	0.34	0.29	0.53
Net realized and unrealized gain (loss)	(0.46)	15.82	2.91	3.87	7.55
Total from investment operations	(0.05)	16.22	3.25	4.16	8.08
Distributions from:
Net investment income	(0.40)	(0.30)	(0.26)	(0.03)	(0.57)
Net realized gain	(1.17)	(0.58)	(1.64)	(0.81)	(4.90)
Total distributions	(1.57)	(0.88)	(1.90)	(0.84)	(5.47)
Total increase (decrease) in net asset value	(1.62)	15.34	1.35	3.32	2.61
Net asset value, ending	$63.98	$65.60	$50.26	$48.91	$45.59
Total return (2)	(0.47%)	32.35%	6.59%	9.07%	18.66%
Ratios to average net assets: (3)
Total expenses	0.60%	0.60%	0.66%	0.62%	0.63%
Net expenses	0.48%	0.48%	0.64%	0.62%	0.63%
Net investment income	0.58%	0.67%	0.69%	0.61%	1.07%
Portfolio turnover	7%	3%	5%	8%	11%
Net assets, ending (in thousands)	$130,777	$133,473	$104,449	$93,676	$82,697

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See notes to financial statements.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT 15

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Year Ended December 31,			Period Ended December 31, 2015 (1)
CLASS F SHARES	2018	2017	2016
Net asset value, beginning	$65.18	$50.07	$48.91	$50.24
Income from investment operations:
Net investment income (2)	0.23	0.23	0.18	0.06
Net realized and unrealized gain (loss)	(0.44)	15.76	2.93	(0.58)
Total from investment operations	(0.21)	15.99	3.11	(0.52)
Distributions from:
Net investment income	(0.40)	(0.30)	(0.31)	—
Net realized gain	(1.17)	(0.58)	(1.64)	(0.81)
Total distributions	(1.57)	(0.88)	(1.95)	(0.81)
Total increase (decrease) in net asset value	(1.78)	15.11	1.16	(1.33)
Net asset value, ending	$63.40	$65.18	$50.07	$48.91
Total return (3)	(0.72%)	32.01%	6.30%	(1.07%)	(4)
Ratios to average net assets: (5)
Total expenses	0.84%	1.01%	1.48%	0.87%	(6)
Net expenses	0.73%	0.73%	0.94%	0.87%	(6)
Net investment income	0.33%	0.39%	0.36%	0.71%	(6)
Portfolio turnover	7%	3%	5%	8%	(4)
Net assets, ending (in thousands)	$1,770	$1,942	$1,088	$99

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Nasdaq 100 Index Portfolio (the Fund) is a non-diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are

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not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$127,045,925	(1)	$—	$—	$127,045,925
Exchange-Traded Funds	1,079,820		—	—	1,079,820
U.S. Treasury Obligations	—		295,838	—	295,838
Short Term Investment of Cash Collateral for Securities Loaned	1,466,662		—	—	1,466,662
Total Investments	$129,592,407		$295,838	$—	$129,888,245

Liabilities
Futures Contracts(2)	$(80,365)		$—	$—	$(80,365)

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

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F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. For the year ended December 31, 2018, the investment advisory fee amounted to $439,431.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the year ended December 31, 2018, CRM waived or reimbursed expenses of $153,522.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the year ended December 31, 2018, CRM was paid administrative fees of $175,772 of which $9,020 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the year ended December 31, 2018 amounted to $5,049 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $0 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former

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investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $2,873, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2018, expenses incurred under the Servicing Plan amounted to $72,139 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the year ended December 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $10,141,279 and $15,040,942, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017
Ordinary income	$1,026,171	$625,710
Long-term capital gains	$2,164,936	$1,152,781
As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$837,144
Undistributed long-term capital gains	$4,044,854
Net unrealized appreciation (depreciation)	$73,717,581
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,170,664
Gross unrealized appreciation	$76,328,725
Gross unrealized depreciation	(2,611,144)
Net unrealized appreciation (depreciation)	$73,717,581

NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at December 31, 2018 is included in the Schedule of Investments. During the year ended December 31, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At December 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$—	($80,365)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2018 was as follows:

20 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($399,744)	($85,645)
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2018 was approximately $2,621,000.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2018, the total value of securities on loan was $3,306,653 and the total value of collateral received was $3,360,043, comprised of cash of $1,466,662 and U.S. Government and/or agencies securities of $1,893,381.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,360,043	$—	$—	$—	$2,360,043
Exchange Traded Funds	1,000,000	—	—	—	1,000,000
Total	$3,360,043	$—	$—	$—	$3,360,043
The carrying amount of the liability for deposits for securities loaned at December 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the year ended December 31, 2018.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	231,179	$16,599,420	204,747	$12,174,860
Reinvestment of distributions	41,241	3,147,915	28,197	1,753,036
Shares redeemed	(263,254)	(18,733,233)	(276,201)	(16,382,662)
Net increase (decrease)	9,166	$1,014,102	(43,257)	($2,454,766)

Class F
Shares sold	657	$43,443	14,305	$825,595
Reinvestment of distributions	571	43,192	412	25,455
Shares redeemed	(3,106)	(219,930)	(6,642)	(353,735)
Net increase (decrease)	(1,878)	($133,295)	8,075	$497,315
At December 31, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 49.9% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 35.8%.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Variable Products, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert VP Nasdaq 100 Index Portfolio (the Fund), a series of Calvert Variable Products, Inc., including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 15, 2019

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FEDERAL TAX INFORMATION
As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the dividends received deduction for corporations and capital gains dividends.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $4,045,002 or, if subsequently determined to be different, the net capital gain of such year.

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MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Variable Products, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director and President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr. 1948	Director	2016
Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Director	2016 (Chair); 2008 (Director)
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2016
President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Director	2016
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Director	2016	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

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Principal Officers who are not Directors
Name and Year of Birth	Position(s) with the Corporation	Position Start Date	Principal Occupation(s) During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma (2) 1960	Vice President, Secretary and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

James F. Kirchner (2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM. Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

(1) Mr. Streur is an interested person of the Corporation because of his position with the Portfolio’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110. Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
The SAI for the Portfolio includes additional information about the Directors and officers of the Portfolio and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

26 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO ANNUAL REPORT (Unaudited) 27

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24229 12.31.2018

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make immaterial changes. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Directors has determined that Miles D. Harper III, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2017 and December 31, 2018 by KPMG for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by KPMG during such periods.

Fiscal Years Ended	12/31/17	%*	12/31/18	%*

Audit Fees	$165,320	0%	$180,007	0%

Audit-Related Fees	$0	0%	$0	0%

Tax Fees(1)	$30,200	0%	$31,950	0%

All Other Fees	$0	0%	$0	0%

Total	$195,520	0%	$211,957	0%

*Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve).

(1)Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 12/31/17		Fiscal Year ended 12/31/18
$	%*	$	%*

$0	0%	$31,950	0%

*Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve)

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)        Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)        Treasurer’s Section 302 certification.
(a)(2)(ii)        President’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    February 25, 2019

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 25, 2019